Registration Nos: 33-81626
                                                                        811-8628

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 13

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 20

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         CITICORP LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                One Tower Square
                               Hartford, CT 06183
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (860) 277-0111

                                Ernest J. Wright
                         Citicorp Life Insurance Company

                                One Tower Square
                               Hartford, CT 06183
               (Name and Address of Agent for Service of Process)


Approximate Date of Proposed Public Offering:

It is proposed that this filling will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on MAY 1, 2002 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                     PART A

                      Information Required in a Prospectus

                         SUPPLEMENT DATED MAY 1, 2002
                         TO PROSPECTUS DATED MAY 1, 2002

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                         CITICORP LIFE INSURANCE COMPANY

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

For all Contracts applied for prior to February 1, 1999, the prospectus dated May 1, 2002 is amended to reflect mortality and expense risk charges equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

                                    * * * * *

The first paragraph in the section captioned "5. Charges and Deductions" (page
4) is revised as follows:

The Contract has insurance features and investment features and there are costs related to each. Each year, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges a total of 0.99% of the average daily value of your contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

The Table of "Separate Account Annual Expenses" in the section captioned "FEE TABLES" (page 5) is revised as follows:

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

       Mortality and Expense Risk Charge.............    0.84%
       Administration Charge.........................    0.15%
                                                       ----------
            Total Separate Account Expenses..........    0.99%


The paragraph titled "Mortality and Expense Risk Charge" in the section captioned "Section 5. Charges and Deductions" (page 12) is replaced with the following:

This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. If the charges under the Contract are not sufficient, then we will bear the loss. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

The section captioned "Examples" (page 6) is replaced with the following:

EXAMPLES: You will pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:(1)

If you surrender or annuitize the Contract under an annuity income option not providing a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.

---------------------------------------------------------------------------------------------------------------------------
                                                                            1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                                                            ------      -------     -------     --------
      AIM V.I. Capital Appreciation Fund - Series I                           $89        $108        $131         $218
      AIM V.I. Core Equity Fund - Series I                                    $89        $108        $129         $215
      AIM V.I. Government Securities Fund - Series I                          $91        $115        $142         $242
      AIM V.I. Growth Fund - Series I                                         $89        $109        $132         $221
      AIM V.I. International Growth Fund - Series I                           $91        $115        $141         $239
      AIM V.I. Premier Equity Fund - Series I                                 $89        $108        $131         $218
      Greenwich Street Series Fund Appreciation Portfolio                     $88        $106        $126         $209
      MFS Bond Series                                                         $88        $105        $125         $207
      MFS Emerging Growth Series                                              $89        $109        $131         $219
      MFS Money Market Series                                                 $86        $101        $118         $191
      MFS Research Series                                                     $89        $110        $133         $223
      MFS Strategic Income Series                                             $89        $110        $133         $223
      MFS Total Return Series                                                 $89        $110        $133         $222
      Smith Barney Aggressive Growth Portfolio                                $89        $108        $130         $217
      Smith Barney Small Cap Growth Opportunities Portfolio                   $89        $110        $133         $223
      Fidelity VIP Equity - Income Portfolio - Initial Class                  $86        $100        $116         $188
      Fidelity VIP Growth Portfolio - Initial Class                           $87        $102        $120         $197
      Fidelity VIP High Income Portfolio - Initial Class                      $87        $104        $123         $202
      Fidelity VIP Overseas Portfolio - Initial Class                         $89        $109        $132         $220
      Fidelity VIPII Contrafund Portfolio - Initial Class                     $87        $102        $120         $195
      Fidelity VIPII Index 500 Portfolio - Initial Class                      $83         $91        $101         $156


If you don't surrender the Contract or you annuitize it under an annuity income option providing either a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.

                                                                            1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                                                            ------      -------     -------     --------
      AIM V.I. Capital Appreciation Fund - Series I                           $19         $58        $101         $218
      AIM V.I. Core Equity Fund - Series I                                    $19         $58         $99         $215
      AIM V.I. Government Securities Fund - Series I                          $21         $65        $112         $242
      AIM V.I. Growth Fund - Series I                                         $19         $59        $102         $221
      AIM V.I. International Growth Fund - Series I                           $21         $65        $111         $239
      AIM V.I. Premier Equity Fund - Series I                                 $19         $58        $101         $218
      Greenwich Street Series Fund Appreciation Portfolio                     $18         $56         $96         $209
      MFS Bond Series                                                         $18         $55         $95         $207
      MFS Emerging Growth Series                                              $19         $59        $101         $219
      MFS Money Market Series                                                 $16         $51         $88         $191
      MFS Research Series                                                     $19         $60        $103         $223
      MFS Strategic Income Series                                             $19         $60        $103         $223
      MFS Total Return Series                                                 $19         $60        $103         $222
      Smith Barney Aggressive Growth Portfolio                                $19         $58        $100         $217
      Smith Barney Small Cap Growth Opportunities Portfolio                   $19         $60        $103         $223
      Fidelity VIP Equity - Income Portfolio - Initial Class                  $16         $50         $86         $188
      Fidelity VIP Growth Portfolio - Initial Class                           $17         $52         $90         $197
      Fidelity VIP High Income Portfolio - Initial Class                      $17         $54         $93         $202
      Fidelity VIP Overseas Portfolio - Initial Class                         $19         $59        $102         $220
      Fidelity VIPII Contrafund(R)Portfolio - Initial Class                    $17         $52         $90         $195
      Fidelity VIP II Index 500 Portfolio - Initial Class                     $13         $41         $71         $156

FOOTNOTES TO FEE TABLE AND EXAMPLES

The foregoing tables are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The tables reflect fiscal year 2001 expenses for the Separate Account and fiscal year 2001 expenses for the investment portfolios.

  (1) Premium taxes are not reflected in the Examples. We may apply premium taxes ranging up to 5%, depending on the laws of various jurisdictions. In addition, the Examples do not reflect any transfer charges. The $30 Annual Contract Fee is reflected in the Examples by dividing the total Annual Contract Fees collected during fiscal year 2001 by the total of all Contract assets under management as of the end of fiscal year 2000. This converts the Annual Contract Fee to a factor of $0.11 for purposes of the examples based on a $1,000 investment.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND DOES NOT REPRESENT PAST OR FUTURE ANNUAL RETURNS. ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE 5% ASSUMED RATE.

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following shows Accumulation Unit Values and number of Accumulation Units for the period from the commencement of business (2/21/95) through December 31, 2001 for each of the subaccounts. This condensed financial information is derived from the financial statements of the Separate Account and should be read in conjunction with the financial statements, related notes and other financial information contained in the SAI.

                                                                                                                           FROM
                                                                         YEAR        YEAR         YEAR        YEAR     COMMENCEMENT
                                        YEAR ENDING    YEAR ENDING      ENDING      ENDING       ENDING      ENDING    OF OPERATIONS
             SUBACCOUNT                   12/31/01       12/31/00      12/31/99    12/31/98     12/31/97     2/31/96   TO 12/31/95*
                                      ---------------------------------------------------------------------------------------------
GREENWICH STREET SERIES TRUST
   APPRECIATION PORTFOLIO (1)
   Unit Value Beginning of Period        $ 1.000               --             --          --          --          --         --
   Unit Value End of Period......          0.997               --             --          --          --          --         --
   Number of Accumulation Units
     Outstanding.................      4,634,667               --             --          --          --          --         --

SMITH BARNEY AGGRESSIVE GROWTH
   PORTFOLIO (2)
   Unit Value Beginning of Period        $ 1.000               --             --          --          --          --         --
   Unit Value End of Period......          1.046               --             --          --          --          --         --
   Number of Accumulation Units
     Outstanding.................      2,094,584               --             --          --          --          --         --

FIDELITY VIP GROWTH PORTFOLIO
   Unit Value Beginning of Period        $ 2.981            $3.38          $2.49       $1.80       $1.48       $1.31      $1.00
   Unit Value End of Period......          2.430           $2.981          $3.38       $2.49       $1.80       $1.48      $1.31
   Number of Accumulation Units
     Outstanding.................      2,349,933        2,848,614      2,651,923   1,821,492     725,424      98,550      4,565

FIDELITY VIP HIGH INCOME PORTFOLIO
   Unit Value Beginning of Period        $ 0.885            $1.15          $1.08       $1.14       $1.00          --         --
   Unit Value End of Period......          0.774           $0.885          $1.15       $1.08       $1.14          --         --
   Number of Accumulation Units
     Outstanding.................      2,324,636        3,128,278      3,348,327   2,915,521     819,371          --         --

FIDELITY EQUITY-INCOME PORTFOLIO
   Unit Value Beginning of Period        $ 1.518            $1.41          $1.34       $1.22       $1.00          --         --
   Unit Value End of Period......          1.428           $1.518          $1.41       $1.34       $1.22          --         --
   Number of Accumulation Units
     Outstanding.................      5,272,769        5,822,128      6,296,999   5,786,776   2,265,460          --         --

FIDELITY VIP OVERSEAS PORTFOLIO
   Unit Value Beginning of Period        $ 1.370            $1.71          $1.21       $1.09       $1.00          --         --
   Unit Value End of Period......          1.070           $1.370          $1.71       $1.21       $1.09          --         --
   Number of Accumulation Units
     Outstanding.................      1,361,265        1,690,748      1,518,097   1,400,537   1,070,184          --         --

FIDELITY VIP II CONTRAFUND PORTFOLIO
   Unit Value Beginning of Period        $ 1.768            $1.91          $1.55       $1.21       $1.00          --         --
   Unit Value End of Period......          1.536           $1.768          $1.91       $1.55       $1.21          --         --
   Number of Accumulation Units
     Outstanding.................      4,476,999        5,331,566      5,145,208   4,179,308   1,585,128          --         --

                                                                                                                           FROM
                                                                         YEAR        YEAR         YEAR        YEAR     COMMENCEMENT
                                        YEAR ENDING    YEAR ENDING      ENDING      ENDING       ENDING      ENDING    OF OPERATIONS
             SUBACCOUNT                   12/31/01       12/31/00      12/31/99    12/31/98     12/31/97     2/31/96   TO 12/31/95*
                                      ---------------------------------------------------------------------------------------------
FIDELITY VIP II INDEX 500 PORTFOLIO
   Unit Value Beginning of Period        $ 1.681            $1.87          $1.57       $1.24       $1.00          --         --
   Unit Value End of Period......          1.463           $1.681          $1.87       $1.57       $1.24          --         --
   Number of Accumulation Units
     Outstanding.................      7,440,229        8,313,830      8,726,888   7,620,186   2,215,225          --         --

AIM V.I. CAPITAL APPRECIATION FUND
   Unit Value Beginning of Period        $ 2.488            $2.82          $1.97       $1.67       $1.49       $1.00      $1.00
   Unit Value End of Period......          1.890           $2.488          $2.82       $1.97       $1.67       $1.49      $1.00
   Number of Accumulation Units
     Outstanding.................      2,317,455        2,550,374      2,342,148   2,195,417   1,293,126      77,611          0

AIM V.I. GOVERNMENT SECURITIES FUND
   Unit Value Beginning of Period        $ 1.203            $1.10          $1.13       $1.06       $1.00          --         --
   Unit Value End of Period......          1.268           $1.203          $1.10       $1.13       $1.06          --         --
   Number of Accumulation Units
     Outstanding.................      1,498,357        1,457,365      1,527,473   1,596,060     573,525          --         --

AIM V.I. GROWTH FUND
   Unit Value Beginning of Period        $ 1.692            $2.15          $1.61       $1.21       $1.00         --          --
   Unit Value End of Period......          1.108           $1.692          $2.15       $1.61       $1.21         --          --
   Number of Accumulation Units
     Outstanding.................      1,045,330        1,300,702      1,221,308     784,811     315,240          --         --

AIM V.I. GROWTH AND INCOME
   FUND **
   Unit Value Beginning of Period        $ 1.681            $1.99          $1.49       $1.18       $1.00          --         --
   Unit Value End of Period......          1.284           $1.681          $1.99       $1.49       $1.18          --         --
   Number of Accumulation Units
     Outstanding.................      2,939,164        3,212,832      3,536,974   2,586,911     827,506          --         --

AIM V.I. INTERNATIONAL EQUITY
   FUND **
   Unit Value Beginning of Period        $ 1.339           $1.84           $1.20       $1.05       $1.00          --         --
   Unit Value End of Period......         1..013          $1.339           $1.84       $1.20       $1.05          --         --
   Number of Accumulation Units
     Outstanding.................      3,767,284       4,606,962       4,015,921   3,742,016   2,357,251          --         --

AIM V.I. VALUE FUND **
   Unit Value Beginning of Period        $ 1.692           $2.00           $1.56       $1.19       $1.00          --         --
   Unit Value End of Period......          1.465          $1.692           $2.00       $1.56       $1.19          --         --
   Number of Accumulation Units
     Outstanding.................      6,482,340       7,479,332       6,871,254   5,351,283   2,102,285          --         --

MFS GLOBAL GOVERNMENTS
   SERIES **
   Unit Value Beginning of Period        $ 1.173           $1.29           $1.17       $1.10       $1.12       $1.00      $1.00
   Unit Value End of Period......          1.217          $1.173           $1.29       $1.17       $1.10       $1.12      $1.00
   Number of Accumulation Units
     Outstanding.................        334,827         345,467         321,448     382,462     303,642      65,848          0

MFS MONEY MARKET SERIES
   Unit Value Beginning of Period        $ 1.234           $1.18           $1.14       $1.09       $1.06       $1.00      $1.00
   Unit Value End of Period......          1.268          $1.234           $1.18       $1.14       $1.09       $1.06      $1.00
   Number of Accumulation Units
     Outstanding.................      2,145,402       1,497,490       1,600,252   2,781,034   3,362,150      47,376          0

MFS BOND SERIES
   Unit Value Beginning of Period        $ 1.201           $1.11           $1.14       $1.08       $1.00          --         --
   Unit Value End of Period......          1.292          $1.201           $1.11       $1.14       $1.08          --         --
   Number of Accumulation Units
     Outstanding.................      1,952,830       1,717,519       2,313,509   2,234,730     861,145          --         --

MFS TOTAL RETURN SERIES
   Unit Value Beginning of Period        $ 1.517           $1.32           $1.29       $1.16       $1.00          --         --
   Unit Value End of Period......          1.506          $1.517           $1.32       $1.29       $1.16          --         --
   Number of Accumulation Units
     Outstanding.................      3,992,485       3,959,188       4,106,432   3,960,924   1,592,342          --         --

                                                                                                                           FROM
                                                                         YEAR        YEAR         YEAR        YEAR     COMMENCEMENT
                                        YEAR ENDING    YEAR ENDING      ENDING      ENDING       ENDING      ENDING    OF OPERATIONS
             SUBACCOUNT                   12/31/01       12/31/00      12/31/99    12/31/98     12/31/97     2/31/96   TO 12/31/95*
                                      ---------------------------------------------------------------------------------------------
MFS RESEARCH SERIES
   Unit Value Beginning of Period        $ 1.627           $1.73           $1.41       $1.15       $1.00          --         --
   Unit Value End of Period......          1.269          $1.627           $1.73       $1.41       $1.15          --         --
   Number of Accumulation Units
     Outstanding.................      3,225,749       3,953,194       4,099,175   4,246,685   2,569,829          --         --

MFS EMERGING GROWTH SERIES
   Unit Value Beginning of Period        $ 2.156           $2.71           $1.55       $1.17       $1.00          --         --
   Unit Value End of Period......          1.420          $2.156           $2.71       $1.55       $1.17          --         --
   Number of Accumulation Units
     Outstanding.................      4,300,995       5,281,956       4,922,989   4,576,450   2,322,481          --         --

SMITH BARNEY SMALL CAP GROWTH VIP
   PORTFOLIO(2)
   Unit Value Beginning of Period        $ 1.550           $1.44           $1.05       $1.11       $1.00          --         --
   Unit Value End of Period......          1.285          $1.550           $1.44       $1.05       $1.11          --         --
   Number of Accumulation Units
     Outstanding.................        584,461         477,000         445,032     473,301     150,143          --         --

 * The Fidelity VIP Growth Portfolio, AIM V.I. Capital Appreciation Fund, MFS Global Governments Series and MFS Money Market Series subaccounts commenced operations on February 21, 1995.

 **    Fund's name has changed - please see prospectus
(1) As the result of a merger in 2001, Appreciation Portfolio acquired the assets and stated liabilities of CitiSelect VIP Folio 200 Conservative and CitiSelect VIP Folio 300 Balanced.

(2) As the result of a merger in 2001, Smith Barney Aggressive Growth Portfolio acquired the assets and stated liabilities of CitiSelect VIP Folio 400 Growth and CitiSelect VIP Folio 500 Growth Plus.

                       FLEXIBLE PREMIUM DEFERRED VARIABLE
                                ANNUITY CONTRACT

                                    issued by

                         CITICORP LIFE INSURANCE COMPANY

                                   PROSPECTUS

This Prospectus describes the flexible premium deferred variable annuity contract (the "Contract") offered by Citicorp Life Insurance Company ("We," "us," "our" or "CLIC").

The Contract has 22 investment choices: a Fixed Account and 21 subaccounts, which are divisions of the Citicorp Life Variable Annuity Separate Account. You can put your money into the Fixed Account and/or any of these subaccounts. Money directed to the Fixed Account earns a declared interest rate that is guaranteed by us. Money directed to any subaccount is invested exclusively in a single investment portfolio. These 21 investment portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bonds, international, etc.) and are listed below. Investments in the investment portfolios are not guaranteed. You could lose money.

Please read this prospectus carefully and keep it for future reference. It contains important information about the Citicorp Life Flexible Premium Variable Annuity Contract that you ought to know before investing.

To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated the same date as this prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC. The SAI's table of contents is on the last page of this prospectus. For a free copy of the SAI, call us at (800) 497-4857 or Write us at one Tower Square, Hartford, CT 06183-4065.

VARIABLE ANNUITY CONTRACTS ARE SUBJECT TO MARKET FLUCTUATION, REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

MANAGED BY SMITH BARNEY FUND MANAGEMENT LLC
   Greenwich Street Series Fund Appreciation
     Portfolio
   Smith Barney Aggressive Growth Portfolio

MANAGED BY CITI FUND MANAGEMENT INC.
   Smith Barney Small Cap Growth Vip Portfolio

MANAGED BY FIDELITY MANAGEMENT & RESEARCH
COMPANY
   Fidelity VIP(1) Growth Portfolio
   Fidelity VIP(1) High Income Portfolio
   Fidelity VIP(1) Equity-Income Portfolio
   Fidelity VIP(1) Overseas Portfolio
   Fidelity VIP II(2) Contrafund Portfolio
   Fidelity VIP II(2) Index 500 Portfolio

MANAGED BY AIM ADVISORS, INC.
   AIM V.I. Capital Appreciation Fund
   AIM V.I. Government Securities Fund
   AIM V.I. Growth Fund
   AIM V.I. Core Equity Fund (3)
   AIM V.I. International Growth Fund (4)
   AIM V.I. Premier Equity Fund (5)

MANAGED BY MFS INVESTMENT
MANAGEMENT(R)
   MFS Strategic Income Series (6)
   MFS Money Market Series
   MFS Bond Series
   MFS Total Return Series
   MFS Research Series
   MFS Emerging Growth Series

--------------
(1)  Variable Insurance Products Fund
(2)  Variable Insurance Products Fund II
(3)  Formerly AIM V.I. Growth and Income Fund
(4)  Formerly AIM V.I. International Equity Fund
(5)  Formerly AIM V.I. Value Fund
(6)  Formerly MFS Global Government Series


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   MAY 1, 2002

                                TABLE OF CONTENTS

Index of Special Terms ....................................................    7
Summary ...................................................................    8
Fee Tables ................................................................   11
Examples ..................................................................   14
Section 1: The Annuity Contract ...........................................   15
Section 2: Annuity Payments
   (The Income Phase) .....................................................   16
   Variable Annuity Income Payments .......................................   16
   Fixed Annuity Income Payments ..........................................   16
   Annuity Income Options .................................................   16
Section 3: Purchase .......................................................   17
   Purchase Payments ......................................................   17
   Allocation of Purchase Payments ........................................   17
   Free Look Period .......................................................   17
   Accumulation Units .....................................................   18
Section 4: Investment Options .............................................   18
   Transfers During the Accumulation Phase ................................   19
   Transfers During the Income Phase ......................................   20
   Transfer Requests ......................................................   20
   Dollar Cost Averaging Program ..........................................   20
   Voting Rights ..........................................................   20
   Substitution ...........................................................   20
Section 5: Charges And Deductions .........................................   21
   Insurance Charges ......................................................   21
   Annual Contract Fee ....................................................   21
   Surrender Charges ......................................................   21
   Surrender Processing Fee ...............................................   22
   Premium Taxes ..........................................................   22
   Transfer Processing Fee ................................................   22
   Investment Portfolio Expenses ..........................................   22
Section 6: Taxes ..........................................................   22
   Annuity Contracts in General ...........................................   22
   Qualified and Non-Qualified Contracts ..................................   23
   Withdrawals - Non-Qualified Contracts ..................................   23
   Withdrawals - Qualified Contracts ......................................   23
   Diversification Requirements ...........................................   23
   Owner Control ..........................................................   23
   Taxation of Death Benefit Proceeds .....................................   23
   Transfers, Assignments or Exchanges of a
     Contract .............................................................   23
   Withholding ............................................................   23
   Multiple Contracts .....................................................   24
Section 7: Access to Your Money ...........................................   24
   Systematic Withdrawal Program ..........................................   24
Section 8: Death Benefits .................................................   24
   Upon Your Death ........................................................   24
   Death of the Annuitant .................................................   25
   Beneficiary Contract Continuance
     (Not permitted for non-natural beneficiaries).........................   25
Section 9: Other Information ..............................................   25
   Citicorp Life Insurance Company ........................................   25
   The Separate Account ...................................................   25
   Distribution ...........................................................   26
   Ownership ..............................................................   26
   Beneficiary ............................................................   26
   Suspension of Payment or Transfers .....................................   26
   Modifications ..........................................................   26
   Legal Proceedings ......................................................   27
   Financial Statements ...................................................   27
   Inquiries ..............................................................   27
Statement of Additional
   Information Table of Contents ..........................................   28
Appendix: Condensed Financial Information .................................   29

                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as easy as possible for you to read and understand. However, the nature of variable annuities requires us to use certain technical words or terms. We have identified some of these, which are italicized when they are used in the text. The page shown below is where we believe you will find the best explanation for the word or term.

Accumulation Phase ........................................................   11
Accumulation Unit .........................................................   13
Annuitant .................................................................   11
Annuity Income Date .......................................................   11
Annuity Income Options ....................................................   11
Annuity Income Payments ...................................................   11
Annuity Unit ..............................................................   13
Beneficiary ...............................................................   20
Business Day ..............................................................   13
Contract Value ............................................................   11
Contract Year .............................................................   11
Fixed Account .............................................................   11
Income Phase ..............................................................   11
Investment Portfolios .....................................................   14
Joint Owner ...............................................................   11
Non-Qualified Contract ....................................................   17
Notice To Us ..............................................................   15
Owner .....................................................................   20
Purchase Payment ..........................................................   12
Qualified Contract ........................................................   17
Separate Account ..........................................................   20
Subaccount ................................................................   11
Tax Deferral ..............................................................   17

                                     SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS THAT DISCUSS THE TOPICS IN GREATER DETAIL.

1. THE ANNUITY CONTRACT: The variable annuity offered by Citicorp Life Insurance Company ("We," "Our" and "Us") is a contract between you, the Owner, and us, an insurance company. The Contract enables you to invest on a tax-deferred basis in a Fixed Account and 21 different subaccounts. The Contract is intended for use in making long term financial plans, including saving for retirement and estate planning, and provides for a death benefit and guaranteed income options.

The Fixed Account earns interest annually at a fixed rate that is guaranteed by us never to be less than 3.0% and may be more. This rate is established separately for each new purchase payment or transfer you pay into the Fixed Account. Once established, a rate is guaranteed for 12 months. While money is in the Fixed Account, the interest earned as well as your principal is guaranteed by us.

Money directed to any of the 21 subaccounts is, in turn invested exclusively in a single investment portfolio. The investment portfolios thus available under the Contract are listed in Section 4. These portfolios are designed and professionally managed and allow for a broad range of investment strategies (growth and income, aggressive growth, income, etc.) styles, (growth, value, etc.,) and asset classes (stocks, bonds, international, etc.). Amounts invested in these portfolios will fluctuate daily based on the portfolio's investment performance. Investments in these portfolios are NOT guaranteed and may increase or decrease. You could lose all of your money.

You can put money into the Fixed Account and any or all of the investment portfolios by investing in the corresponding subaccount. You can transfer your money between the Fixed Account and/or the subaccounts, subject to certain limitations which are explained elsewhere in this prospectus. See "Transfers during the Accumulation Phase."

The Contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income only if you make a withdrawal. The Income Phase occurs when we begin making regular payments from the Contract to you or some other person you name (the "Annuitant"). The amount of money you are able to accumulate under the Contract during the Accumulation Phase, as well as the manner in which payments are made, will determine the amount of the payments made during the Income Phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want regular income from your annuity, paid either to you or some other person(s), you may choose one of several annuity income options. You may also elect to receive all of your Contract Value in one lump sum or paid under any other plan to which we agree. Once regular income payments begin, you cannot change the payment plan.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. You can choose to have payments come from the Fixed Account, one or more of the subaccounts or both. If you choose to have any part of the payments come from the subaccounts, the dollar amount of the income payments may go up or down, depending on the investment performance of the corresponding investment portfolios.

3. PURCHASE: You may purchase a Contract with $5,000 or more. For tax qualified contracts (such as IRAs and Roth IRAs), we require only $2,000. The Contract is also available for use in connection with beneficiary-directed transfers of death proceeds from another contract. You can add $500 or more to your Contract at any time during the Accumulation Phase ($100 or more to tax qualified contracts). No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds.

4. INVESTMENT OPTIONS: You may put your money in any or all of the following investment portfolios by directing it into the corresponding subaccount. The portfolios are described in their own prospectuses. You can make or lose money in any of these portfolios, depending on market conditions.

MANAGED BY SMITH BARNEY FUND MANAGEMENT
LLC
   Greenwich Street Series Fund Appreciation Portfolio
   Smith Barney Aggressive Growth Portfolio

MANAGED BY CITI FUND MANAGEMENT INC.
   Smith Barney Small Cap Growth VIP Portfolio

MANAGED BY FIDELITY MANAGEMENT & RESEARCH
COMPANY
   Fidelity VIP Growth Portfolio
   Fidelity VIP High Income Portfolio
   Fidelity VIP Equity-Income Portfolio
   Fidelity VIP Overseas Portfolio
   Fidelity VIP II Contrafund Portfolio
   Fidelity VIP II Index 500 Portfolio

MANAGED BY AIM ADVISORS, INC.
   AIM V.I. Capital Appreciation Fund
   AIM V.I. Government Securities Fund
   AIM V.I. Growth Fund
   AIM V.I. Core Equity Fund
   AIM V.I. International Growth Fund
   AIM V.I. Premier Equity Fund

MANAGED BY MFS INVESTMENT
MANAGEMENT(R)

   MFS Strategic Income Series
   MFS Money Market Series
   MFS Bond Series
   MFS Total Return Series
   MFS Research Series
   MFS Emerging Growth Series


You may also invest in the Fixed Account.

5. CHARGES AND DEDUCTIONS: The Contract has insurance features and investment features and there are costs related to each. Each year, during the Accumulation Phase we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges on an annual basis a total of 1.40% of the average daily value of your Contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

If you take any money out of the Contract, we may assess a Surrender Charge on any purchase payment you withdraw. The amount of the Surrender Charge is dependent on the number of years since the purchase payment was added to the Contract. This Surrender Charge ranges from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%. If you surrender the Contract by taking out its entire value, or when you begin receiving regular income payments under it, we may assess a state premium tax ranging from 0-5%, depending upon the state in which you live.

In addition to the Surrender Charge, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year (not in CT).

There are also investment charges, which range from 0.28% to 1.25% of the average daily value of the investment portfolio, depending on the portfolios in which your Contract is invested.

We also reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year.

For information concerning the compensation we pay for the sale of Contracts, see "Distribution."

6. TAXES: Earnings under the Contract are not taxed until you take them out (if you are a natural person). If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may also be charged a 10% federal tax penalty on the withdrawn earnings. Payments during the Income Phase may be considered partly to be a return of your original investment. That part of each payment is not taxable as income. Special tax rules apply if your annuity has been issued as a Qualified Contract under the Internal Revenue Code.

7. ACCESS TO YOUR MONEY: You can take some or all of the money out of your Contract at any time during the Accumulation Phase. You can take all of your earnings and up to 10% of your total purchase payments each year without any Surrender Charge. Withdrawals in excess of this amount will be charged the applicable Surrender Charge. After we have held the purchase payment for 5 years, there is no charge for withdrawing it. Of course, you may have to pay income tax and a tax penalty on any earnings you take out. Each purchase payment you add to your Contract has its own 5-year Surrender Charge period.

8. DEATH BENEFITS: If you die before the Income Phase begins, the person you have chosen as your Beneficiary will receive a death benefit. This death benefit will be the greater of: (1) the value of your Contract on the date we receive proof of your death; (2) the money you've put into the Contract less any purchase payments withdrawn; or (3) the value of your Contract on the most recent 5-year anniversary after the date of issue plus any money you've added minus any money withdrawn since that anniversary. If you die on or after age 75, slightly different rules apply.

9. OTHER INFORMATION:

FREE LOOK: If you cancel the Contract within 10 days after receiving it (or longer period if required in your state), we will refund the value of your Contract on the day we receive your request without assessing a Surrender Charge. This may be more or less than your original payment. If we're required by law to return your original payment, we will refund that amount (less any amounts you have previously taken).

NO PROBATE: In most cases, any death benefit paid to your Beneficiary will not have to pass through probate.

DOLLAR COST AVERAGING PROGRAM: An optional Dollar Cost Averaging program is available that permits you to transfer a set dollar amount systematically from the subaccount investing in the Money Market Portfolio or the Fixed Account to any other subaccount, subject to certain restrictions. This reduces the risk of investing in a portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline.

SYSTEMATIC WITHDRAWALS: You may arrange to have money automatically sent to you each month while your Contract is still in the Accumulation Phase. Of course, you may have to pay taxes on the money you receive.

WAIVER OF SURRENDER CHARGES: We automatically include in your Contract at no additional cost, an endorsement which permits you to withdraw money from your Contract without a Surrender Charge if you need it while you are confined in a nursing home or other long term care facility or have a terminal illness. Certain restrictions apply and current laws require slight variations in some states.

                                   FEE TABLES
--------------------------------------------------------------------------------

The fee tables are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The tables reflect fiscal year 2001 expenses for the Separate Account and fiscal year 2001 expenses for the investment portfolios

         OWNER TRANSACTION EXPENSES                                           ANNUAL CONTRACT FEE                     $30(4)
  Sales Charge Imposed on Purchase Payments        None         Separate Account Annual Expenses
                                                                (as a percentage of average net assets)
  Maximum Surrender Charge (contingent
  deferred sales charge) as a percentage
  of the purchase payment withdrawn                7%(1)        Mortality and Expense Risk Charge                    1.25%

  Surrender Processing Fee                        None(2)       Administration Charge                                0.15%
                                                                                                                    -------
  Transfer Fee (imposed after the 18th            $25(3)        Total Separate Account Expenses                      1.40%
  transfer in any Contract Year)

--------------
 (1) Surrender Charges apply separately to each purchase payment withdrawn and are dependent on the number of years since the purchase payment was added to the Contract. Surrender Charges range from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%.

 (2) We reserve the right to assess a processing fee equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal (including the final surrender) after the first 12 withdrawals in any Contract Year. See "Section 5: Charges and Deductions."

 (3) We reserve the right to charge a $25 transfer fee on each transfer after the first 12 transfers in any Contract Year. See "Section 5: Charges and Deductions."

 (4) We will waive the Annual Contract Fee in its entirety if, at the time this fee would be deducted, the Contract Value is at least $25,000. The Annual Contract Fee will also be waived in its entirety for any Contract Year during which purchase payments of at least $2,500 ($2,000 for Qualified Contracts), excluding the initial purchase payment, are paid.

ANNUAL PORTFOLIO EXPENSES
(AS PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                   MANAGEMENT                                        TOTAL ANNUAL
                                                   FEE (AFTER                    OTHER EXPENSES   OPERATING EXPENSES
                                                     EXPENSE                     (AFTER EXPENSE     (AFTER EXPENSE
FUNDING OPTIONS:                                  REIMBURSEMENT)   12B-1 FEES    REIMBURSEMENT)     REIMBURSEMENT)
----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund - Series I      0.61%            -              0.24%               0.85%
----------------------------------------------------------------------------------------------------------------------
   AIM V.I. Core Equity Fund - Series I               0.61%            -              0.21%               0.82%(1)
----------------------------------------------------------------------------------------------------------------------
   AIM V.I. Government Securities Fund - Series I     0.50%            -              0.58%               1.08%
----------------------------------------------------------------------------------------------------------------------
   AIM V.I. Growth Fund - Series I                    0.62%            -              0.26%               0.88%
----------------------------------------------------------------------------------------------------------------------
   AIM V.I. International Growth Fund - Series I      0.73%            -              0.32%               1.05%(2)
----------------------------------------------------------------------------------------------------------------------
   AIM V.I. Premier Equity Fund - Series I            0.60%            -              0.25%               0.85%(3)
----------------------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND
----------------------------------------------------------------------------------------------------------------------
   Appreciation Portfolio                             0.75%            -              0.02%               0.77%(4)
----------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
   MFS(R)Bond Series                                  0.60%            -              0.15%               0.75%(5)
----------------------------------------------------------------------------------------------------------------------
   MFS(R)Emerging Growth Series                       0.75%            -              0.11%               0.86%(6)
----------------------------------------------------------------------------------------------------------------------
   MFS(R)Money Market Series                          0.50%            -              0.10%               0.60%(7)
----------------------------------------------------------------------------------------------------------------------
   MFS(R)Research Series                              0.75%            -              0.15%               0.90%(8)
----------------------------------------------------------------------------------------------------------------------
   MFS(R)Strategic Income Series                      0.75%            -              0.15%               0.90%(9)
----------------------------------------------------------------------------------------------------------------------
   MFS(R)Total Return Series                          0.75%            -              0.14%               0.89%(10)
----------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
----------------------------------------------------------------------------------------------------------------------
   Smith Barney Aggressive Growth Portfolio           0.80%            -              0.04%               0.84%(11)
----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------
   Smith Barney Small Cap Growth Opportunities        0.75%            -              0.15%               0.90%(12)
     Portfolio
----------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------
   Equity - Income Portfolio - Initial Class          0.48%            -              0.09%               0.57%(13)
----------------------------------------------------------------------------------------------------------------------
   Growth Portfolio - Initial Class                   0.58%            -              0.07%               0.65%(14)
----------------------------------------------------------------------------------------------------------------------
   High Income Portfolio - Initial Class              0.58%            -              0.12%               0.70%(15)
----------------------------------------------------------------------------------------------------------------------
   Overseas Portfolio - Initial Class                 0.73%            -              0.14%               0.87%(16)
----------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND II
----------------------------------------------------------------------------------------------------------------------
   Contrafund(R)Portfolio - Initial Class             0.58%            -              0.06%               0.64%(17)
----------------------------------------------------------------------------------------------------------------------
   Index 500 Portfolio - Initial Class                0.24%            -              0.04%               0.28%(18)
----------------------------------------------------------------------------------------------------------------------

--------------
NOTES

(1) Effective May 1, 2002 the Funds' name will change from AIM V.I. Growth and Income Fund to AIM V.I. Core Equity Fund.

(2) Effective May 1, 2002 the Funds' name will change from AIM V.I. International Equity Fund to AIM V.I. International Growth Fund.

(3) Effective May 1, 2002 the Funds' name will change from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.

(4) Expenses are as of December 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(5) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Without these expense reductions, Total Annual Operating Expenses for the Bond Series would have been 0.75%. MFS has also contractually agreed, subject to reimbursement, to bear expenses for the following series so that Other Expenses for each (after taking into account the expense offset arrangement described above), do not exceed the percentages listed in the table above of the average daily net assets of the series during the current fiscal year. Without these expense reductions Other Expenses would have been 0.40% for Bond Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(6) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Without these expense reductions, Total Annual Operating Expenses for the Emerging Growth Series would have been 0.87%. MFS has also contractually agreed, subject to reimbursement, to bear expenses for the following series so that Other Expenses for each (after taking into account the expense offset arrangement described above), do not exceed the percentages listed in the table above of the average daily net assets of the series during the current fiscal year. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(7) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Without these expense reductions, Total Annual Operating Expenses for the Money Market Series would have been 0.60%. MFS has also contractually agreed, subject to reimbursement, to bear expenses for the following series so that Other Expenses for each (after taking into account the expense offset arrangement described above), do not exceed the percentages listed in the table above of the average daily net assets of the series during the current fiscal year. Without these expense reductions Other Expenses would have been 0.35% for Money Market Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(8) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Without these expense reductions, Total Annual Operating Expenses for the Research Series would have been 0.89%. MFS has also contractually agreed, subject to reimbursement, to bear expenses for the following series so that Other Expenses for each (after taking into account the expense offset arrangement described above), do not exceed the percentages listed in the table above of the average daily net assets of the series during the current fiscal year. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(9) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Without these expense reductions, Total Annual Operating Expenses for the Strategic Income Series would have been 0.90%. MFS has also contractually agreed, subject to reimbursement, to bear expenses for the following series so that Other Expenses for each (after taking into account the expense offset arrangement described above), do not exceed the percentages listed in the table above of the average daily net assets of the series during the current fiscal year. Without these expense reductions Other Expenses would have been 0.37% for Strategic Income Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(10) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Without these expense reductions, Total Annual Operating Expenses for the Total Return Series would have been 0.88. MFS has also contractually agreed, subject to reimbursement, to bear expenses for the following series so that Other Expenses for each (after taking into account the expense offset arrangement described above), do not exceed the percentages listed in the table above of the average daily net assets of the series during the current fiscal year. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(11) Expenses are as of October 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(12) The Manager has waived all or a portion of its total expenses for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 2.21%.

(13) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Equity-Income Portfolio - Initial Class would have been 0.58%.

(14) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Growth Portfolio - Initial Class would have been 0.68%.

(15) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP High Income Portfolio - Initial Class would have been 0.71%.

(16) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Overseas Portfolio - Initial Class would have been 0.92%.

(17) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio - Initial Class would have been 0.68%.

(18) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses

     (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time. Without this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.24%, 0.11% and 0.35%, respectively.

We may receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we may receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of CLIC's separate accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed above for each fund.

EXAMPLES: You will pay the following expenses on a $1,000 investment. We assume a 5% annual return on assets:(1)

If, at the end of the applicable time period, you surrender or annuitize the Contract under an annuity income option that does not provide a life annuity or a life annuity with a period certain of at least five years.

                                                                                  1 YEAR    3 YEARS  5 YEARS  10 YEARS
                                                                                  ------    -------  -------  --------
      AIM V.I. Capital Appreciation Fund - Series I                                 $93      $121      $152     $261
      AIM V.I. Core Equity Fund - Series I                                          $93      $120      $150     $257
      AIM V.I. Government Securities Fund - Series I                                $95      $128      $163     $284
      AIM V.I. Growth Fund - Series I                                               $93      $122      $153     $264
      AIM V.I. International Growth Fund - Series I                                 $95      $127      $162     $281
      AIM V.I. Premier Equity Fund - Series I                                       $93      $121      $152     $261
      Greenwich Street Series Fund Appreciation Portfolio                           $92      $119      $147     $252
      MFS Bond Series                                                               $92      $118      $146     $250
      MFS Emerging Growth Series                                                    $93      $121      $152     $262
      MFS Money Market Series                                                       $91      $113      $139     $235
      MFS Research Series                                                           $94      $122      $154     $266
      MFS Strategic Income Series                                                   $94      $122      $154     $266
      MFS Total Return Series                                                       $93      $122      $154     $265
      Smith Barney Aggressive Growth Portfolio                                      $93      $121      $151     $260
      Smith Barney Small Cap Growth Opportunities Portfolio                         $94      $122      $154     $266
      Fidelity VIP Equity - Income Portfolio - Initial Class                        $90      $112      $137     $232
      Fidelity VIP Growth Portfolio - Initial Class                                 $91      $115      $141     $240
      Fidelity VIP High Income Portfolio - Initial Class                            $92      $116      $144     $245
      Fidelity VIP Overseas Portfolio - Initial Class                               $93      $122      $153     $263
      Fidelity VIP II Contrafund(R)Portfolio - Initial Class                        $91      $115      $141     $239
      Fidelity VIP II Index 500 Portfolio - Initial Class                           $87      $104      $122     $201


If you don't surrender the Contract or you annuitize it under an annuity income option providing either a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.

                                                                                  1 YEAR    3 YEARS  5 YEARS  10 YEARS
                                                                                  ------    -------  -------  --------
      AIM V.I. Capital Appreciation Fund - Series I                                 $23       $71      $122     $261
      AIM V.I. Core Equity Fund - Series I                                          $23       $70      $120     $257
      AIM V.I. Government Securities Fund - Series I                                $25       $78      $133     $284
      AIM V.I. Growth Fund - Series I                                               $23       $72      $123     $264
      AIM V.I. International Growth Fund - Series I                                 $25       $77      $132     $281
      AIM V.I. Premier Equity Fund - Series I                                       $23       $71      $122     $261
      Greenwich Street Series Trust Fund Appreciation Portfolio                     $22       $69      $117     $252
      MFS Bond Series                                                               $22       $68      $116     $250
      MFS Emerging Growth Series                                                    $23       $71      $122     $262
      MFS Money Market Series                                                       $21       $63      $109     $235
      MFS Research Series                                                           $24       $72      $124     $266
      MFS Strategic Income Series                                                   $24       $72      $124     $266
      MFS Total Return Series                                                       $23       $72      $124     $265
      Smith Barney Aggressive Growth Portfolio                                      $23       $71      $121     $260

                                                                                  1 YEAR    3 YEARS  5 YEARS  10 YEARS
                                                                                  ------    -------  -------  --------
      Smith Barney Small Cap Growth Opportunities Portfolio                         $24       $72      $124     $266
      Fidelity VIP Equity - Income Portfolio - Initial Class                        $20       $62      $107     $232
      Fidelity VIP Growth Portfolio - Initial Class                                 $21       $65      $111     $240
      Fidelity VIP High Income Portfolio - Initial Class                            $22       $66      $114     $245
      Fidelity VIP Overseas Portfolio - Initial Class                               $23       $72      $123     $263
      Fidelity VIP II Contrafund Portfolio - Initial Class                          $21       $65      $111     $239
      Fidelity VIP II Index 500 Portfolio - Initial Class                           $17       $54      $92      $201

--------------
 (1) Premium taxes are not reflected in the Examples. We may apply premium taxes ranging up to 5%, depending on the laws of various jurisdictions. In addition, the Examples do not reflect any transfer charges. The $30 Annual Contract Fee is reflected in the Examples by dividing the total Annual Contract Fees collected during fiscal year 2000 by the total of all Contract assets under management as of the end of fiscal year 1999. This converts the Annual Contract Fee to a factor of $0.11 for purposes of the examples based on a $1,000 investment.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND DOES NOT REPRESENT PAST OR FUTURE ANNUAL RETURNS. ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE 5% ASSUMED RATE.

THERE IS AN ACCUMULATION UNIT VALUE HISTORY FOR EACH SUBACCOUNT IN THE APPENDIX -- CONDENSED FINANCIAL INFORMATION.

SECTION 1: THE ANNUITY CONTRACT

An annuity is a contract between the Owner ("you"), and an insurance company (in this case, Citicorp Life Insurance Company), where the insurance company promises to pay an income to you, or some other person you name (the "Annuitant"), in the form of annuity income payments, beginning on a date that's at least 30 days in the future. Until the date annuity income payments begin, the Contract is in the Accumulation Phase. Once annuity income payments begin, the Contract is in the Income Phase. Your earnings under the Contract are tax deferred.

Tax deferred means that earnings or appreciation of the assets in your Contract aren't taxed until money is taken out.

This Contract is a variable annuity. It enables you to put money into a number of different subaccounts, each of which invests exclusively in a single investment portfolio. The amount of money you are able to accumulate under the Contract during the Accumulation Phase depends on the investment performance of the investment portfolio(s) in which your money is invested. Depending on market conditions, any of these portfolios can make or lose money. Each subaccount is a division of the Citicorp Life Variable Annuity Separate Account. The Separate Account is an investment account we establish to receive and invest purchase payments under the Contract that is insulated from any profit or loss arising from any other business we conduct.

The Contract also contains a Fixed Account. The Fixed Account is part of our General Account that supports our insurance and annuity obligations. All assets in the Fixed Account are subject to the general liabilities of our business operations. The Fixed Account earns interest annually at a rate guaranteed by us never to be less than 3.0% and may be more. This rate is established by us, at our sole discretion, for each purchase payment or transfer into the Fixed Account. Once established, a rate is guaranteed for 12 months. We have no specific formula for determining Fixed Account interest rates. If you select the Fixed Account, the amount of money you are able to accumulate during the Accumulation Phase depends on the total interest credited to the Fixed Account. You bear the risk that no interest will ever be paid over 3.0%

Your total Contract Value is equal to the dollar amount you have in the Fixed Account plus the dollar value of any amounts you have which are invested in the different investment portfolios.

As Owner of the Contract, you exercise all rights under it before the Annuity Income Date. You can name a new Owner by notifying us. You may co-own the Contract with someone else ("Joint Owner"). You may name or change the person who will receive the annuity income payments. Your rights under the Contract end when annuity income payments begin, unless you are also the person receiving these payments (the "Annuitant"). More information about your rights under the Contract is included in "Section 10: Other Information."

This prospectus describes our basic Contract. There may be differences in the features, benefits, and charges, in your Contract because of the state requirements where we issued your Contract. Please review your Contract for a description of the differences.

SECTION 2: ANNUITY PAYMENTS (THE INCOME PHASE)

Under the Contract, you can choose the month and year in which annuity income payments begin. That date is called the Annuity Income Date. You can also choose the frequency of annuity income payments and the plan on which those payments are based. We call these annuity income options.

You may choose your Annuity Income Date and annuity income option when you purchase the Contract. However, you may defer these decisions until a later date if you wish, or once chosen, you can change them at any time before the Annuity Income Date if you give us at least 30 days notice. The Annuity Income Date cannot be any earlier than one month after you buy the Contract. If you don't choose an Annuity Income Date, annuity income payments will begin on the Annuitant's 65th birthday or 10 years after the date the Contract was issued, whichever is later. However, annuity income payments must begin by the first day of the month following the Annuitant's 85th birthday or 10 years from the date the Contract was issued, whichever is later. Certain plans, which qualify for special tax considerations may require an earlier Annuity Income Date. (See "Section 6: Taxes")

If you don't choose an annuity income option by the time annuity income payments begin, we will make the payments under Option 3 (see below) as a Life Annuity with 10 years of payments guaranteed. If you do not identify another Annuitant, we will consider you to be the Annuitant.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. At the Annuity Income Date, you can select whether payments will come from the Fixed Account, one or more of the subaccounts, or a combination of both. If you don't tell us otherwise, annuity income payments will be based on the value of your investments under the Contract, and their allocations among the Fixed Account and the subaccounts on the Annuity Income Date.

VARIABLE ANNUITY INCOME PAYMENTS: If you choose to have any portion of your annuity income payments come from the subaccounts, the payment amount will depend on four things: (1) the portion of the Contract Value you keep in the subaccounts on and after the Annuity Income Date; (2) the 3% assumed investment rate used in the Contract's annuity tables; (3) the performance of the investment portfolios in which the subaccounts are invested; and (4) the annuity income option you choose. If, after all charges and deductions, the combined total return of the subaccounts you have chosen exceeds the 3% annual assumed rate, your annuity income payments will increase. Similarly, if the combined total return of the subaccounts chosen is less than the 3% annual assumed rate, your annuity income payments will decrease. For detailed information on how variable annuity income payments are determined, see the SAI.

FIXED ANNUITY INCOME PAYMENTS: If you choose to have any portion of your annuity income payments come from the Fixed Account, the payment amount will be fixed and guaranteed by us. The payment amount will depend on three things: (1) the portion of the Contract Value you keep in the Fixed Account on and after the Annuity Income Date; (2) the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%); and (3) the annuity income option you choose.

ANNUITY INCOME OPTIONS: You may select one of the following standard annuity income options. In addition, you may elect any other method of payment that is mutually agreeable to you and us. After annuity income payments begin, you cannot change the annuity income option.

Option 1 -- Income For A Fixed Period. Under this option, we will make annuity income payments each month for a fixed number of years. The number of years must be at least 5 and not more than 30. If the Annuitant dies and we have made annuity income payments for less than the selected period, we will continue to make annuity income payments for the rest of the guaranteed period to any person named by the Annuitant. This option is available only for annuity income payments from the Fixed Account and only if the Annuity Income Date is at least 5 years from the date the Contract was issued.

Option 2 -- Life Annuity. Under this option, we will make an annuity income payment each month as long as the Annuitant is alive. After the Annuitant dies, we stop making annuity income payments.

Option 3 -- Life Annuity with Period Certain. Under this option, we will make an annuity income payment each month as long as the Annuitant is alive. If the Annuitant dies and we have made annuity income payments for less than the selected guaranteed period, we will continue to make annuity income payments for the rest of the guaranteed period to any person named by the Annuitant.

Option 4 -- Joint and Survivor Annuity. Under this option, we will make annuity income payments each month as long as the Annuitant and a second person are both alive. When either of these persons dies, we will continue to make annuity income payments to the survivor. When the survivor dies, we stop making annuity income payments.

NOTE CAREFULLY: Under options 2 and 4 it would be possible for only one annuity payment to be made if the Annuitant(s) were to die before the second annuity payment was due; and only two payments if the Annuitant(s) were to die before the third annuity payment was due; etc.

Annuity income payments are made monthly unless we agree to some other payment schedule. If you have less than $2,000 under the Contract to apply toward payments, we may pay your annuity income payment in a single lump sum. If your annuity income payments would be less than $50 a month, we have the right to change the frequency of payments so that your annuity income payments are at least $50. (In TX, we have the right to pay the annuity benefit in one lump sum only if the initial annuity payment under the option elected is less than $20.)

SECTION 3: PURCHASE

The Contract may be purchased by anyone age 90 or younger.

PURCHASE PAYMENTS: A purchase payment is the money you give us to buy the Contract. The minimum we will accept when the Contract is bought is $5,000 ($2,000 if the Contract qualifies for special tax treatment under the IRS Code). You can make additional purchase payments at any time (except for Contracts purchased with a beneficiary-directed transfer of death benefit proceeds), and you may arrange for purchase payments to be made automatically from your bank account or other source each month. We have the right to require each additional payment to be at least $500 ($100 for Qualified Contracts). Our approval is required if total purchase payments in any Contract Year exceed $1,000,000.

ALLOCATION OF PURCHASE PAYMENTS: When you purchase a Contract, we will allocate your purchase payment to the Fixed Account and/or one or more of the subaccounts as you have directed us, for investment in the corresponding investment portfolios. If you make additional purchase payments, we will allocate them the same way as your first purchase payment unless you tell us otherwise. You may direct individual purchase payments to one or more subaccounts and/or to the Fixed Account without changing your current allocation schedule. Your allocation directions must be in whole percent and each purchase payment must result in a minimum allocation of $100 to each selected investment portfolio and/or the Fixed Account.

You should periodically review your purchase payment allocation schedule in light of market conditions and your overall financial objectives.

Once we receive your initial purchase payment, and all necessary information, we will allocate your purchase payment and issue your Contract within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send the money back to you or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit those amounts to your contract within one business day after receipt at the price next determined after we receive the payment. A business day is any day when both the New York Stock Exchange and us are open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time. We are open for business on all days that the New York Stock Exchange is open for business.

FREE LOOK PERIOD: If you change your mind about owning this Contract, you may cancel it within 10 days after receiving it (or other longer period as may be required in your state). When you cancel the Contract within this time period, we will not assess a Surrender Charge. You will receive the value of your Contract on the day we receive your request. In some jurisdictions, we may be required to return the Contract Value plus any fees and charges deducted. These amounts may be more or less than the aggregate amount of purchase payments made up to that time. In other states or if you have purchased your Contract as an IRA, we may be required to give you back your full purchase payment if you decide to cancel it within this period. If that is the case, we have the right to put any portion of your initial purchase payment allocated to a subaccount into the Money Market subaccount until the end of the cancellation period described above. At the end of that period, we will reallocate your initial purchase payment according to your allocation directions. Currently, however, all purchase payments are allocated directly to the subaccounts as you direct. We will consider the Contract received five days after it is mailed to your last known address.

ACCUMULATION UNITS: In order to keep track of the value of your Contract during the Accumulation Phase, we use a unit of measure we call an Accumulation Unit. During the Contract's Income Phase, we call the unit an Annuity Unit. These units represent your ownership interest in a subaccount. When you make a purchase payment, or transfer money, into a subaccount, we credit that subaccount with Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount of the purchase payment or transfer allocated to the subaccount by the value of an Accumulation Unit for that subaccount next determined as of the end of that business day. If you make a withdrawal or transfer out of a subaccount or if we assess transfer or Surrender Charges or an Annual Contract Fee, we subtract Accumulation Units from the subaccount in a similar manner.

At the close of each business day, we determine the value of an Accumulation Unit for each subaccount. We do this by:

       (1) determining the total value of the subaccount's investment in the corresponding investment portfolio, using the portfolio's net asset value calculated at the end of that day;

       (2)   subtracting from that amount any insurance charges (see "Section 5:
             Charges and Deductions;" and

       (3) dividing this amount by the number of outstanding Accumulation Units in that subaccount.

Example: On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want the entire amount to be allocated to subaccount "x" (any subaccount currently available). When the New York Stock Exchange closes that day, we determine that the value of one Accumulation Unit for that subaccount is $10.00. We then divide $5,000 by $10.00 and credit your Contract that night with 500 additional Accumulation Units in subaccount x.

The value of an Accumulation Unit may go up or down from day to day depending on the investment performance of the investment portfolio invested in by that subaccount and the deduction of certain fees and expenses. For a detailed discussion of how we determine Accumulation Unit Value, see the SAI.

SECTION 4: INVESTMENT OPTIONS

In addition to the Fixed Account, 21 subaccounts, each investing exclusively in a single investment portfolio, are available under the Contract. Additional subaccounts, each investing exclusively in an additional investment portfolio may be made available in the future. Each investment portfolio is available under a fund which is registered with the SEC as an open end, management investment company of the series type, having one or more investment portfolios. Shares of the investment portfolios are sold only to insurance company separate accounts and qualified plans. Each investment portfolio has a specific investment objective which may be similar to the investment objective and policy of other portfolios managed by the same or other investment advisers. No representation is made that the investment results of any portfolio will be comparable to the results of any other portfolio, even if the same investment adviser or manager is used or if the names and investment objectives are similar.

There is no assurance that an investment portfolio will achieve its stated objective. The 21 investment portfolios available under the contract are listed below.

YOU SHOULD READ THE PROSPECTUSES FOR THESE INVESTMENT PORTFOLIOS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE PROVIDED WITH THIS PROSPECTUS.

SMITH BARNEY FUND MANAGEMENT LLC SERVES AS THE INVESTMENT MANAGER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

Greenwich Street Series Fund Appreciation Portfolio

Smith Barney Aggressive Growth Portfolio

CITI FUND MANAGEMENT INC. SERVES AS THE INVESTMENT MANAGER FOR THE FOLLOWING INVESTMENT PORTFOLIO:

Smith Barney Small Cap Growth VIP Portfolio

FIDELITY MANAGEMENT & RESEARCH COMPANY SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

Fidelity VIP Growth Portfolio (Growth)

Fidelity VIP High Income Portfolio (High Yield Bond)

Fidelity VIP Equity-Income Portfolio (Growth & Income)

Fidelity VIP Overseas Portfolio (International Stock)

Fidelity VIP II Contrafund Portfolio (Growth)

Fidelity VIP II Index 500 Portfolio (Growth & Income)

AIM ADVISORS, INC. SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT
PORTFOLIOS:

AIM V.I. Capital Appreciation Fund (Aggressive Growth)

AIM V.I. Government Securities Fund (Govt Bond)

AIM V.I. Growth Fund (Growth)

AIM V.I. Core Equity Fund (Growth & Income)

AIM V.I. International Growth Fund (International Stock)

AIM V.I. Premier Equity Fund (Growth)

MFS INVESTMENT MANAGEMENT(R) SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

MFS Global Strategic Income Series (Income & Capital Appreciation)

MFS Money Market Series (Money Market)

MFS Bond Series (Corp Bond)

MFS Total Return Series (Balanced)

MFS Research Series (Growth)

MFS Emerging Growth Series (Aggressive Growth)

The value of the Contract will increase or decrease depending upon the investment performance of the investment portfolio(s) in which the subaccounts you chose are invested. For more information on the performance of investment portfolios under the Contract, see their prospectuses. Past performance is not a guarantee of future results.

TRANSFERS DURING THE ACCUMULATION PHASE: During the Accumulation Phase, you may transfer money to or from the Fixed Account and to or from any subaccount. We have the right to charge a $25 fee for each transfer you make in excess of 12 in any Contract Year. Currently, transfer fees are charged only if you make more than 18 transfers in a Contract Year. A Contract Year is each consecutive 12-month period measured from the day we issued your Contract.

The following apply to any transfer during the Accumulation Phase:

       (1) If the value remaining in the Fixed Account or a subaccount after a transfer is less than $100, we may transfer the entire amount instead of the requested amount. Unless you give us other directions, such transfer will be allocated in the same proportion as the transfer request resulting in this action.

       (2) We have the right to defer transfers from the Fixed Account for up to 6 months following the date of the request.

TRANSFERS DURING THE INCOME PHASE: During the Income Phase, the Annuitant may transfer values among subaccounts once every three months. Transfers from the Fixed Account to a subaccount or from any subaccount to the Fixed Account are not allowed during the Income Phase.

TRANSFER REQUESTS: Transfer requests, like all other elections, requests and notices to us, must be in writing in a form acceptable to us unless you have provided us with valid authorization to accept such requests or notices by telephone. Any telephone authorization is valid until it is rescinded or modified in writing by you. We employ reasonable procedures to confirm that instructions given us by telephone are genuine. We may be liable for losses due to unauthorized or fraudulent instructions only if we fail to follow those reasonable procedures. The procedures we follow for telephone transfers include confirming the correct name, contract number and your social security number. We may modify or eliminate the transfer privileges at any time, for any class of Contracts, for any reason. In particular, we reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Contracts.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging allows you to systematically transfer a specific amount each month from either the Fixed Account or the Money Market subaccount to any other subaccount(s). By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the corresponding investment portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline. Dollar Cost Averaging is available only during the Accumulation Phase.

The minimum amount that can be transferred each month under Dollar Cost Averaging is $100. The maximum transfer amount can be no more than 1/6 of the total value in the Fixed Account or Money Market subaccount at the time the transfers begin. Once you elect Dollar Cost Averaging, it remains in effect until the value in the Fixed Account or Money Market subaccount is inadequate to execute the requested transfers or until you cancel it by notifying us. You may cancel this option at any time.

There is no charge or fee for using Dollar Cost Averaging. However, transfers made under the Dollar Cost Averaging program will be counted in determining the total number of transfers in any year. We reserve the right to discontinue offering the Dollar Cost Averaging program at any time.

VOTING RIGHTS: We are the legal owner of all investment portfolio shares purchased under this Contract and held in the subaccounts. However, when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other Contract Owners (or Annuitants, if the Contract is in the Income Phase) instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in the affected portfolio, including any we own in our own behalf, in the same proportion as those instructions. If, however, we determine that we are no longer required to obtain voting instructions from the Contract Owners/Annuitants, we will vote the shares as we alone may decide. A more detailed discussion of voting rights is found in the SAI.

SUBSTITUTION: From time to time, we may substitute one or more of the investment portfolios available for investment by the subaccounts you have selected with another portfolio. These new investment portfolios may have higher fees and charges than the ones they replaced. We may also add or delete one or more subaccounts or investment portfolios. We may limit the new investment portfolios to certain classes of Contract Owners. Similarly, we may close investment portfolios to certain classes of Contract Owners. We will not do this without the prior approval of the Securities and Exchange Commission and we will notify you of our intent, if we decide to take such action. For a more complete discussion of our right to add, delete or substitute investments under the Contract, see the SAI.

SECTION 5: CHARGES AND DEDUCTIONS

There are several charges and other expenses associated with the Contract that will reduce the return on your investment in the Contract. We may realize a profit or loss on one or more of these charges. We may use any such profits for any corporate purpose, including, among other things, the payment of sales expenses. These charges and expenses are:

INSURANCE CHARGES: Each business day, we make a deduction from the assets in the subaccounts for certain risks and costs we incur for providing the Contract. We do this as part of the calculation of the value of Accumulation Units and Annuity Units. The insurance charge has two parts: (1) the mortality and expense risk charge; and (2) the administration charge.

Mortality and Expense Risk Charge: This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 1.25% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

Administration Charge: This charge, together with the Annual Contract Fee (see below) is intended to cover all the expenses associated with administering the Contract. These costs include printing the Contract, preparing and distributing confirmation statements and annual reports to Contract Owners, maintaining Contract records, personnel costs, legal and accounting fees, filing fees, computer and systems costs and general overhead. Currently, the Administration Charge is equal, on an annual basis, to 0.15% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 0.15%.

ANNUAL CONTRACT FEE: On the last business day of each Contract Year during the Accumulation Phase, we deduct $30 from your Contract as an Annual Contract Fee to reimburse us for administering the Contract. The fee will be charged by reducing the value in each subaccount and/or the Fixed Account on a pro-rata basis. This charge cannot be increased.

We do not deduct this fee if, when the deduction is to be made, the value of your Contract is $25,000 or more. In addition, we do not deduct this fee if you have paid $2,500 in additional purchase payments ($2,000 for Qualified Contracts), exclusive of the initial purchase payment, during the Contract Year.

If you surrender your Contract, the Annual Contract Fee for that Contract Year will be deducted from the amount you receive, unless it is waived, as noted above.

SURRENDER CHARGES: Each Contract Year during the Accumulation Phase, you may withdraw all of your earnings and up to 10% of your total purchase payments remaining under the Contract without paying any Surrender Charge. Otherwise, the charge is a percentage of the purchase payment(s) withdrawn, based on the number of years since the date the purchase payment(s) was paid. This right of "free withdrawal" does not accumulate from year to year. In other words, any portion of the 10% not taken in one Contract Year is not added to the 10% that can be taken during the next Contract Year.

Surrender Charges range from a maximum of 7%, declining 1% each year since the purchase payment was added to the Contract until the sixth year, when it becomes 0%. A table of Surrender Charges is shown below.

          NUMBER OF YEARS SINCE                    CHARGE AS A PERCENTAGE
        DATE OF PURCHASE PAYMENT                OF PURCHASE PAYMENT WITHDRAWN
      ----------------------------            ---------------------------------
                   0-1                                       7%
                   1-2                                       6%
                   2-3                                       5%
                   3-4                                       4%
                   4-5                                       3%
                   5+                                        0%

We do not assess Surrender Charges on earnings withdrawn, death benefit payments or Annuity Income Payments paid as a life annuity or a life annuity with a period certain of at least five years. For purposes of determining the Surrender Charge, we treat withdrawals as coming first from earnings and then from the oldest purchase payment, then the next oldest and so forth. When a withdrawal is made, you will receive the amount withdrawn less any Surrender Charge.

We will not impose any Surrender Charge if, prior to your 80th birthday, you surrender, or make a withdrawal from, your Contract after you are confined to a hospital, nursing home or other long term care facility on the recommendation of a physician or are diagnosed with a terminal illness (terminal condition in PA). In order to qualify for the waiver if confined, your withdrawal or surrender request must be received by us no later than 91 days after the last day of your confinement.

SURRENDER PROCESSING FEE: In addition to the Surrender Charge, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year (not in CT). This fee is deducted pro rata from the Fixed Account and each subaccount from which a withdrawal is made. We are not currently imposing this fee.

PREMIUM TAXES: Some states and other governmental entities (i.e. cities and municipalities) charge premium or other taxes ranging up to 5%, on contracts issued by insurance companies. We are responsible for paying these taxes and will make a deduction from the Contract Value for them. Some of these taxes are due when the Contract is issued and others are due when annuity income payments begin. Unless we are required to pay taxes at some other time, it is our practice to deduct for these taxes at the time annuity income payments begin or when the Contract is surrendered.

TRANSFER PROCESSING FEE: We reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year. This charge is at cost with no profit to us. Currently, we are not charging this fee until the 19th transfer in a Contract Year. For the purposes of determining the number, each transfer from the Fixed Account and/or any subaccount in a Contract Year is considered to be one transfer, regardless of how allocated. Although a transfer processing fee is not charged for Dollar Cost Averaging, Dollar Cost Averaging transactions are counted in determining the number of transfers made during a Contract Year. If a transfer is made from the Fixed Account and/or one or more subaccounts at the same time, each losing subaccount and the Fixed Account would be charged a separate transfer processing fee.

INVESTMENT PORTFOLIO EXPENSES: Each investment portfolio incurs certain expenses, including investment advisory fees, which are paid out of its assets and are described in its prospectus.

SECTION 6: TAXES

NOTE: The following is provided as general information. It is based on our understanding of current federal income tax laws and no representation is made as to the likelihood of the continuation of such laws or their interpretation by the Internal Revenue Service ("IRS"). It is not intended as tax advice to any individual. You should consult your own tax adviser with any questions regarding your own situation.

ANNUITY CONTRACTS IN GENERAL: Annuity contracts are a means of setting aside money for future needs, such as retirement. Congress recognized how important long-term saving was and provided special rules in the Internal Revenue Code (the "Code") for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings on money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified. (See the following sections.)

You, as the Owner, will generally not be taxed on increases in the value of your Contract unless a distribution occurs prior to the Annuity Income Date - either as a withdrawal or at surrender. The Annuitant (including you, if you are also the Annuitant), will be taxed at the time annuity income payments are paid. When you make a withdrawal, you are taxed on the amount of the withdrawal that comes from earnings. For annuity income payments different rules apply. A portion of each annuity income payment is treated as a return of purchase payments and that portion will not be taxed. The remaining portion of the annuity income payment will be treated as ordinary income. How the annuity income payment is divided between taxable and non-taxable portions depends on the period over which the annuity income payments are expected to be made. Annuity income payments received after you have received all of your purchase payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (i.e. a corporation or certain other entities other than tax-qualified trusts), the Contract will generally not be treated as an annuity for tax purposes, although there are certain exceptions to this rule. Non-natural persons considering the purchase of a Non-Qualified Contract should consult a tax adviser.

QUALIFIED AND NON-QUALIFIED CONTRACTS: If you purchase the Contract on an individual basis and not under any pension plan or as an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an individual retirement annuity (IRA) or as a Roth IRA, your Contract is referred to as a Qualified Contract. Under a traditional IRA, contributions to the Contract may be deductible. Contributions made under a Roth IRA are not deductible but distributions may be tax-free if you meet certain rules. You should consult your legal adviser or tax counsel if you are considering buying the Contract for use with any retirement plan.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS: If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible as income.

The Code also provides that under certain conditions, any amount received under an annuity contract that is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. There is no penalty on any amounts: (1) paid to you on or after you reach age 59 1/2; (2) paid after you die; (3) paid if you become totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made at least annually under a lifetime annuity;
(5) paid under an immediate annuity; or (6) which came from purchase payments made prior to August 14, 1982.

WITHDRAWALS -- QUALIFIED CONTRACTS: The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules which govern Qualified Contracts. Generally, these rules restrict both: (1) the amount that you are allowed to contribute to the Contract during any year; and (2) the time when you can take withdrawals or surrenders, and receive payments under the Contract. In addition, the 10% penalty tax may be assessed on withdrawals you take prior to the date you reach age 59 1/2. You may also be required to begin receiving minimum amounts from your Contract by a certain date. The terms of the plan may limit your rights under the Contract. We have provided a more complete discussion in the SAI.

DIVERSIFICATION REQUIREMENTS: The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order for it to be treated as an annuity contract. We believe that the investment portfolios are being managed so as to comply with the requirements.

OWNER CONTROL: Neither the Code nor the Treasury Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us, would be considered the owner of the shares of the investment portfolios. If this occurs, it would result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Owners are permitted to select investment portfolios, to make transfers among investment portfolios or the number and type of investment portfolios Owners may select from.

If additional guidance is issued in this area, it is possible that you, as the Owner of the Contract, could be treated as the owner of the investment portfolios, which could significantly change your tax obligations.

Due to the uncertainty in this area, we reserve the right to modify the Contract as necessary to attempt to maintain favorable tax treatment.

TAXATION OF DEATH BENEFIT PROCEEDS: The death benefit is taxable as the income of the recipient as follows: (i) if distributed in a lump sum, the death benefit is taxed in the same way as a surrender of the Contract; or (ii) if distributed under an annuity income payment option, it is taxed in the same way as annuity income payments.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT: If you transfer or assign your ownership of the Contract, change the Annuitant, select certain Annuity Income Dates, or exchange the Contract, it may result in certain tax consequences to you that are not discussed in this prospectus. You should consult a tax adviser if you wish to transfer, assign or exchange the Contract.

WITHHOLDING: Unless directed otherwise, we are required to withhold an amount for federal income tax from any money we distribute from the Contract. Recipients can generally elect, however, not to have tax withheld from distributions. Certain amounts we pay out from some Qualified Contracts are subject to mandatory tax withholding.

MULTIPLE CONTRACTS: All annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in that Owner's income when a taxable distribution occurs.

SECTION 7: ACCESS TO YOUR MONEY

You can obtain the money you have in your Contract: (1) by withdrawing a portion of it or surrendering your Contract in full prior to the Annuity Income Date; or
(2) by electing to start receiving annuity income payments. In addition, your Beneficiary can receive the money in your Contract as a death benefit if you die prior to the Annuity Income Date. If you surrender your Contract before the Annuity Income Date, you will receive the Contract Value on the day the surrender is completed, less any applicable Surrender Charges, premium taxes and the Annual Contract Fee (See "Section 5: Charges and Deductions").

If you withdraw only some of the money in your Contract, you must tell us if money is to be taken from the Fixed Account and/or one or more subaccounts. Under most circumstances, the amount of any withdrawal must be at least $500. You will receive the amount you requested, less any applicable Surrender Charges, taxes and fees. We will withdraw the amount requested at the end of the business day on which we receive your request. After a withdrawal, if your total Contract Value is less than $2,000, we may pay the remaining value to you and terminate the Contract. (Only if no purchase payments have been paid during the prior two years and total purchase payments minus withdrawals equal less than $2,000 in TX.)

Income taxes, tax penalties and certain restrictions may apply to any surrender or withdrawal. We have the right to defer payments from the Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM: You may elect to receive periodic withdrawals of a specified dollar amount or a specified whole percent of the Contact's Value under our systematic withdrawal plan. Withdrawals may be made on a monthly, quarterly, semi-annual or annual basis. Each withdrawal from the Fixed Account and/or any subaccount under the systematic withdrawal program must be at least $50. If you don't elect this option when you first apply for the Contract, payments under the systematic withdrawal program will not begin until on or after the first contract anniversary. Withdrawals under the systematic withdrawal plan may be subject to a Surrender Charge. (See "Surrender Charges").

Participation in the systematic withdrawal plan will automatically end if the value in the Fixed Account or the subaccount(s) from which withdrawals are being made becomes zero. You may stop systematic withdrawals at any time. We reserve the right to discontinue offering the systematic withdrawal plan at any time. Systematic withdrawals may have adverse federal income tax consequences and you should, therefore, consult with your tax adviser before electing this option.

SECTION 8: DEATH BENEFITS

UPON YOUR DEATH: If you die before annuity income payments begin, we will pay a death benefit to your Beneficiary (see below). If there is a Joint Owner, the death benefit will be paid when the first Owner dies and the surviving Joint Owner will be treated as the Beneficiary. The amount of the death benefit depends on how old you (or the Joint Owner) are on the date of death.

If you (or the Joint Owner) die prior to age 75, the death benefit will be the greater of:

       (1) the value of your Contract on the date we receive adequate proof of death;

       (2) the value of the Contract on the most recent 5th Contract anniversary immediately preceding the date of death, plus any subsequent purchase payments less any withdrawals since that anniversary date; or

       (3) the total of all purchase payments received less any purchase payment withdrawals since the date the Contract was issued.

If you (or your Joint Owner) die on or after the date you (or the Joint Owner) reach age 75, the death benefit will be the greater of:

       (1) the value of your Contract on the date we receive adequate proof of death;

       (2) the death benefit as of your (or the Joint Owner's) 75th birthday, less the dollar amount of any subsequent withdrawals; or

       (3) the total of all purchase payments received less any purchase payment withdrawals since the date this Contract was issued.

You may specify the manner in which the death benefit is to be paid. If you do not, the Beneficiary has this right. In either case, the entire death benefit must be paid within 5 years after the date of death, unless: (1) it is paid over the Beneficiary's lifetime or a period not extending beyond the Beneficiary's life expectancy; and (2) payments begin within one year of the date of death. However, if the Beneficiary is your spouse, he/she may continue the Contract as the Owner.

If the death benefit is paid immediately in one lump sum, the Contract will end on the date of payment. If not, the death benefit will become the new Contract Value and will be allocated to the various subaccounts and the Fixed Account in the same proportion as existed on the date we receive adequate proof of death.

DEATH OF THE ANNUITANT: If the Annuitant dies before annuity income payments start, you can name a new Annuitant. If no new Annuitant is named within 30 days, you will become the Annuitant. If you are the Annuitant, we will pay the Beneficiary the death benefit as described above. However, if the Owner (you) is a non-natural person, then the death of, or change in, the Annuitant will be treated as the death of the Owner and the "Upon Your Death" provisions stated above will apply.

If the Annuitant dies after annuity income payments start, payments will be made as described in "Section 2: Annuity Payments (The Income Phase)."

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES):
If you die before the maturity date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract as a contract owner, the death benefit will be calculated as of the death report date. The initial contract value of the continued contract (the "adjusted contract value") will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o     transfer ownership

       o     make additional purchase payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the death report date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the beneficiary's age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date.

SECTION 9: OTHER INFORMATION

CITICORP LIFE INSURANCE COMPANY: Citicorp Life Insurance Company (formerly Family Guardian Life Insurance Company) is a stock life insurance company organized under Arizona laws in 1971. We are a wholly owned subsidiary of Citigroup, one of the world's largest bank holding companies.

We, and our former parent corporation, Citicorp Mortgage, Inc., a Delaware holding company, were both acquired by Citicorp in 1973. During 1990, the ownership of Citicorp Life was transferred to Citibank Delaware.

THE SEPARATE ACCOUNT: On July 6, 1994 we established a Separate Account under Arizona law, the Citicorp Life Variable Annuity Separate Account, to receive, hold and invest purchase payments made under these, and similar contracts. It has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Separate Account is divided into a number of subaccounts, each of which invests exclusively in the shares of a corresponding investment portfolio. Although the assets in the Separate Account are our property, the Separate Account is not chargeable with liabilities arising out of any other business that we may conduct. The assets of the Separate Account are available to cover our general liabilities only to the extent that those assets exceed the liabilities arising under the Contracts and any other contracts supported by the Separate Account. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to income, gains and losses from any other of our accounts or subaccounts. We have the right to transfer to the General Account any assets of the Separate Account that are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations.

DISTRIBUTION: Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also registered representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.

Travelers Distribution LLC ("Travelers") acts as the principal underwriter, as defined in the 1940 Act, of the Contracts for the Separate Account pursuant to an Underwriting Agreement with us. Travelers is not obligated to sell any specific number of Contracts. Travelers' principal business address is One Tower Square, Hartford, Ct 06183-4065.

We may pay sales commissions to broker-dealers up to an amount equal to 8% of the purchase payments. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. We also may pay other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges under the Contracts that are not described under "Charges and Deductions."

OWNERSHIP: You are the Owner of the Contract. You are also the Annuitant unless a different Annuitant is named. Any Joint Owner must be your spouse unless state law requires us to permit other Joint Owners or we otherwise agree. Before the Annuity Income Date you have all the rights under the Contract, subject to the rights of any irrevocable beneficiary or assignee of record. If Joint Owners are named, both must consent to any change.

BENEFICIARY: The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named by you and can be changed at any time prior to the Annuity Income Date. If you have named an irrevocable beneficiary, their approval must be obtained before you change Beneficiaries. If you name two or more Beneficiaries, each Beneficiary will receive an equal share of any Death Benefit unless you specify otherwise in writing. If a named Beneficiary dies before you, the interest of that Beneficiary will end on his or her death. If no Beneficiary is named or no Beneficiary survives you, any Death Benefit will be paid to your estate.

SUSPENSION OF PAYMENTS OR TRANSFERS: We may be required to suspend or postpone surrender or withdrawal payments and transfers if:

       (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

       (2) the SEC permits by an order such postponement for the protection of Contract Owners; or

       (3) the SEC determines that an emergency exists that would make the disposal of securities held in a subaccount or the determination of the value of the subaccount's net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

Any surrender, withdrawal or death benefit will usually be paid within 7 days after we receive proper notice. We have the right to defer payment of any surrender, withdrawal or transfer from the Fixed Account for up to six months from the date of receipt of written notice for such a surrender, withdrawal or transfer. If payment is not made within 10 days after receipt of all necessary documentation from you, any amount paid will include interest at the minimum rate required by law or the current Fixed Account interest rate, if greater.

MODIFICATIONS: We may modify the Contract if necessary:

       (1) for the Contract or the Separate Account to comply with the laws or regulations of a governmental agency; or

       (2) to reflect a change in the operation of the Separate Account or a subaccount; or

       (3) to add, delete or modify an account, a subaccount or an investment portfolio.

If such modifications are made, we will notify you, or the Annuitant, and endorse the Contract if appropriate.

LEGAL PROCEEDINGS: There are no material legal proceedings to which the Separate Account, or Travelers. as principal underwriter, is a party or the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to the total assets of, or that relates to, the Separate Account.

FINANCIAL STATEMENTS: Our audited Statutory Financial Statements as of December 31, 2001 and 2000 and for each of the years in the two year period ended December 31, 2001, as well as the Independent Auditors' Report appear in the Statement of Additional Information bearing the same date as this Prospectus. Our Financial Statements should only be considered when evaluating our ability to meet our obligations under the Contract. The SAI also contains financial statements for the Separate Account as of December 31, 2001.

INQUIRIES: If you need more information, please contact us at: One Tower Square, Hartford, ct 06183-4065. you may call us toll free at 800-497-4857.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

Additional Contract Provisions .............................................   1
   The Contract ............................................................   1
   Incontestability ........................................................   1
   Misstatement of Age or Sex ..............................................   1
   Participation ...........................................................   1
   Assignment ..............................................................   1
Distribution Of The Contracts ..............................................   1
Determining Accumulation Unit Values .......................................   1
Adding, Deleting Or Substituting
   Investment Portfolios ...................................................   2
Voting Rights ..............................................................   2
Variable Annuity Payments ..................................................   3
   Assumed Investment Rate .................................................   3
   Amount of Variable Annuity Payments .....................................   4
   Annuity Unit Value.......................................................   4
Tax Status..................................................................   5
   Introduction.............................................................   5
   Taxation of the Company..................................................   5
   Tax Status of the Contract...............................................   6
   Taxation of Annuities....................................................   7
   Qualified Contracts......................................................   9
   Withholding..............................................................  10
   Possible Changes in Taxation.............................................  10
   Other Tax Consequences...................................................  11
Legal Matters...............................................................  11
Independent Accountants.....................................................  11
Other Information...........................................................  11
Financial Statements........................................................


IF YOU WOULD LIKE A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR THIS PROSPECTUS, PLEASE COMPLETE THE FOLLOWING AND MAIL IT TO CITICORP LIFE INSURANCE COMPANY, ONE TOWER SQUARE, HARTFORD, CT 06183-4065.

Please send a copy of the Statement of Additional Information pertaining to the Citicorp Life Insurance Company Variable Annuity and the Citicorp Life Variable Annuity Separate Account to: (Please Print or Type)

Name:            _______________________________________________________________

Mailing Address: _______________________________________________________________

                 _______________________________________________________________

                   APPENDIX -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following shows Accumulation Unit Values and number of Accumulation Units for the period from the commencement of the Subaccounts (2/99) through December 31, 2001 or each of the subaccounts. This condensed financial information is derived from the financial statements of the Separate Account and should be read in conjunction with the financial statements, related notes and other financial information contained in the SAI.

                                                                             -----------------------  -----------------------------
                                                         FOR YEAR ENDING        FOR YEAR ENDING           FROM COMMENCEMENT OF
SUBACCOUNT                                                   12/31/01               12/31/00          SUBACCOUNTS THROUGH 12/31/99
                                                                             -----------------------  -----------------------------
GREENWICH STREET SERIES TRUST APPRECIATION
   PORTFOLIO (1)
   Unit Value Beginning of Period....................       $    1.000                          --                     --
   Unit Value End of Period..........................            0.993                          --                     --
   Number of Accumulation Units Outstanding..........           43,987                          --                     --

SMITH BARNEY AGGRESSIVE GROWTH (2)
   Unit Value Beginning of Period....................       $    1.000                          --                     --
   Unit Value End of Period..........................            1.042                          --                     --
   Number of Accumulation Units Outstanding..........           24,662                          --                     --

FIDELITY VIP GROWTH PORTFOLIO
   Unit Value Beginning of Period....................       $    2.938         $              3.35
   Unit Value End of Period..........................            2.386         $             2.938                  $3.35
   Number of Accumulation Units Outstanding..........          721,680                     917,676                924,895

FIDELITY VIP HIGH INCOME PORTFOLIO
   Unit Value Beginning of Period....................       $    0.878         $              1.15
   Unit Value End of Period..........................            0.764         $             0.878                  $1.15
   Number of Accumulation Units Outstanding..........          383,363                     420,168                591,859

FIDELITY EQUITY-INCOME PORTFOLIO
   Unit Value Beginning of Period....................       $    1.496         $              1.40
   Unit Value End of Period..........................            1.402         $             1.496                  $1.40
   Number of Accumulation Units Outstanding..........          593,715                     704,302                874,546

FIDELITY VIP OVERSEAS PORTFOLIO
   Unit Value Beginning of Period....................       $    1.351         $              1.69
   Unit Value End of Period..........................            1.050         $             1.351                  $1.69
   Number of Accumulation Units Outstanding..........          182,342                     234,488                186,197

FIDELITY VIP II CONTRAFUND PORTFOLIO
   Unit Value Beginning of Period....................       $    1.743         $              1.89
   Unit Value End of Period..........................            1.508         $             1.743                  $1.89
   Number of Accumulation Units Outstanding..........          808,996                     967,181              1,205,814

                                                                             -----------------------  -----------------------------
                                                           FOR YEAR ENDING      FOR YEAR ENDING           FROM COMMENCEMENT OF
SUBACCOUNT                                                     12/31/01             12/31/00          SUBACCOUNTS THROUGH 12/31/99
                                                                             -----------------------  -----------------------------
   FIDELITY VIP II INDEX 500 PORTFOLIO
   Unit Value Beginning of Period...........................   $   1.657        $       1.85
   Unit Value End of Period.................................       1.436        $      1.657                       $1.85
   Number of Accumulation Units Outstanding.................     874,488           1,166,233                   1,338,323

AIM V.I. CAPITAL APPRECIATION FUND
   Unit Value Beginning of Period...........................   $   2.453        $       2.79
   Unit Value End of Period.................................       1.855        $      2.453                       $2.79
   Number of Accumulation Units Outstanding.................     154,472             193,020                     166,252

AIM V.I. GOVERNMENT SECURITIES FUND
   Unit Value Beginning of Period...........................   $   1.194        $       1.10
   Unit Value End of Period.................................       1.253        $      1.194                       $1.10
   Number of Accumulation Units Outstanding.................     655,677             631,802                     663,825

AIM V.I. GROWTH FUND
   Unit Value Beginning of Period...........................   $   1.668        $       2.13
   Unit Value End of Period.................................       1.087        $      1.668                       $2.13
   Number of Accumulation Units Outstanding.................     201,269             215,662                     181,807

AIM V.I. GROWTH AND INCOME FUND *
   Unit Value Beginning of Period...........................   $   1.657        $       1.97
   Unit Value End of Period.................................       1.261        $      1.657                       $1.97
   Number of Accumulation Units Outstanding.................     354,633             426,841                     492,938

AIM V.I. INTERNATIONAL EQUITY FUND *
   Unit Value Beginning of Period...........................   $   1.319        $       1.82
   Unit Value End of Period.................................       0.995        $      1.319                       $1.82
   Number of Accumulation Units Outstanding.................     241,606             358,473                     405,344

AIM V.I. VALUE FUND *
   Unit Value Beginning of Period...........................   $   1.668        $       1.98
   Unit Value End of Period.................................       1.438        $      1.668                       $1.98
   Number of Accumulation Units Outstanding.................     891,514           1,027,371                   1,218,630

MFS GLOBAL GOVERNMENTS SERIES *
   Unit Value Beginning of Period...........................   $   1.164        $       1.23
   Unit Value End of Period.................................       1.202        $      1.164                       $1.23
   Number of Accumulation Units Outstanding.................      24,515               8,836                      43,862

MFS MONEY MARKET SERIES
   Unit Value Beginning of Period...........................   $   1.225        $       1.17
   Unit Value End of Period.................................       1.253        $      1.225                       $1.17
   Number of Accumulation Units Outstanding.................     424,409             158,604                     209.272

MFS BOND SERIES
   Unit Value Beginning of Period...........................   $   1.191        $       1.11
   Unit Value End of Period.................................       1.277        $      1.191                       $1.11
   Number of Accumulation Units Outstanding.................     507,991             421,257                     499,789

                                                                             -----------------------  -----------------------------
                                                           FOR YEAR ENDING      FOR YEAR ENDING           FROM COMMENCEMENT OF
SUBACCOUNT                                                     12/31/01             12/31/00          SUBACCOUNTS THROUGH 12/31/99
                                                                             -----------------------  -----------------------------
MFS TOTAL RETURN SERIES
   Unit Value Beginning of Period...........................   $  1.505         $       1.32
   Unit Value End of Period.................................      1.488         $      1.505                       $1.32
   Number of Accumulation Units Outstanding.................    488,536              447,912                     609,971

MFS RESEARCH SERIES
   Unit Value Beginning of Period...........................   $  1.604         $       1.71
   Unit Value End of Period.............................          1.245         $      1.604                       $1.71
   Number of Accumulation Units Outstanding.............        305,506              342,888                     458,863

MFS EMERGING GROWTH SERIES
   Unit Value Beginning of Period.......................       $  2.125         $       2.68
   Unit Value End of Period.............................          1.394         $      2.125                       $2,68
   Number of Accumulation Units Outstanding.............        589,179              773,748                     569,055

SMITH BARNEY SMALL CAP GROWTH VIP PORTFOLIO(2)
   Unit Value Beginning of Period.......................       $  1.527         $       1.42
   Unit Value End of Period.............................          1.262         $      1.527                       $1.42
   Number of Accumulation Units Outstanding.............          1,182                9,820                       8,530

--------------
       *Fund's name has changed - please see prospectus

 (1) As the result of a merger in 2001, Appreciation Portfolio acquired the assets and stated liabilities of CitiSelect VIP Folio 200 Conservative and CitiSelect VIP Folio 300 Balanced.

 (2) As the result of a merger in 2001, Smith Barney Aggressive Growth Portfolio acquired the assets and stated liabilities of CitiSelect VIP Folio 400 Growth and CitiSelect VIP Folio 500 Growth Plus.

                                     PART B

          Information Required in a Statement of Additional Information

--------------------------------------------------------------------------------






                                  STATEMENT OF
                             ADDITIONAL INFORMATION







                         CITICORP LIFE INSURANCE COMPANY
                                ONE TOWER SQUARE
                             HARTFORD, CT 06183-4065
                                 (800) 497-4857







                             CITICORP LIFE VARIABLE
                            ANNUITY SEPARATE ACCOUNT

                           INDIVIDUAL FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACT





                                   MAY 1, 2002




--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                         CITICORP LIFE INSURANCE COMPANY
                                ONE TOWER SQUARE
                             HARTFORD, CT 06183-4065
                                 (800) 497-4857

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

         This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Citicorp Life Insurance Company ("we", "our" and "us"). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectuses for the Contract and the investment portfolios. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the prospectus by writing or calling us at our address or phone number shown above.

                                   MAY 1, 2002

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE

ADDITIONAL CONTRACT PROVISIONS.................................................1
   The Contract................................................................1
   Incontestability............................................................1
   Misstatement of Age or Sex..................................................1
   Participation...............................................................1
   Assignment..................................................................1
DISTRIBUTION OF THE CONTRACTS..................................................1
DETERMINING ACCUMULATION UNIT VALUES...........................................1
ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS........................2
VOTING RIGHTS..................................................................2
VARIABLE ANNUITY PAYMENTS......................................................3
   Assumed Investment Rate.....................................................3
   Amount of Variable Annuity Payments.........................................3
   Annuity Unit Value..........................................................4
TAX STATUS.....................................................................5
   Introduction................................................................5
   Taxation of the Company.....................................................5
   Tax Status of the Contract..................................................6
   Taxation of Annuities.......................................................7
   Qualified Contracts.........................................................9
   Withholding................................................................10
   Possible Changes in Taxation...............................................10
   Other Tax Consequences.....................................................11
LEGAL MATTERS.................................................................11
INDEPENDENT ACCOUNTANTS.......................................................11
OTHER INFORMATION.............................................................11
FINANCIAL STATEMENTS

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

         The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

         We will not contest the Contract.

MISSTATEMENT OF AGE OR SEX

         If the age or sex (if applicable) of the payee has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

PARTICIPATION

         The Contract does not participate in our divisible surplus.

ASSIGNMENT

         Upon written notice to us, you may assign your rights under this Contract. We assume no responsibility for the validity of any such assignment. Assignments will not apply to any payments or actions taken prior to the time it is recorded by us. Certain Qualified Contracts may not be assigned.

                          DISTRIBUTION OF THE CONTRACTS

         Travelers Distribution LLC acts as the principal underwriter and distributor of the Contract, pursuant to an Underwriting Agreement with us. Applications for the Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also licensed representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.

         Travelers Distribution LLC is affiliated with Citicorp Life Insurance Company and the Separate Account. For fiscal years 2001, 2000, and 1999, no underwriting commissions were paid to, or retained by, Travelers Distribution LLC.

                      DETERMINING ACCUMULATION UNIT VALUES

         The accumulation unit value for each subaccount on its first Valuation Period was set at $1.00. A Valuation Period is the period that starts at the close of regular trading on the New York Stock Exchange on any business day and ends at the close of regular trading on the next business day. We calculate the accumulation unit value for each subaccount at the end of each Valuation Period. We do this by multiplying the subaccount's accumulation unit value on the preceding business day by the net investment factor for the subaccount's Valuation Period just ended.

         The net investment factor for each subaccount for each Valuation Period is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

       (1) Is the net asset value per share of the corresponding portfolio at the end of the Valuation Period, plus the per share amount of any declared and unpaid dividends or capital gains accruing to that portfolio plus (or minus) a per share credit (or charge) for any taxes resulting form the investment operations of the subaccount;

       (2) Is the portfolio's net asset value per share at the beginning of the Valuation Period; and

       (3) Is a factor representing the daily mortality and expense risk charge and the administration charge deducted from the subaccount.

             ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS

       We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in or purchased by the Separate Account. If the shares of a portfolio are no longer available for investment, or if, in our judgment, further investments in any portfolio becomes inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares attributable to a Contract's interest in a subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act and other applicable law.

       We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in shares of a new corresponding portfolio having a specified investment objective. We may, in our sole discretion, establish new subaccounts or eliminate or combine one or more subaccounts if marketing needs, tax considerations or investment or other conditions warrant. Any new subaccounts may be made available to existing Contract Owners on a basis to be determined by us. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more subaccounts may be transferred to any other subaccount if, in our sole discretion, marketing, tax, investment or other conditions warrant.

       In the event of any such substitution or change, we may (by appropriate endorsements, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners or Annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act; it may be deregistered under that Act if registration is no longer required; it may be combined with other separate accounts, or its assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting privileges of Owners or other persons who have such privileges under the Contracts.

                                  VOTING RIGHTS

         In accordance with our view of current applicable law, we will vote portfolio shares held in the Separate Account at regular and special shareholder meetings of the portfolios in accordance with instructions received from persons having voting interests in the corresponding subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation of the Act should change, or we otherwise determine that we are allowed to vote the shares in our own right, we may elect to do so.

         The number of votes that an Owner or Annuitant has the right to instruct us will be calculated separately for each subaccount of the Separate Account, and may include fractional votes. Prior to the Annuity Income Date, an Owner holds a voting interest in each subaccount to which Contract Value is allocated. After the Annuity Income Date, the Annuitant has a voting interest in each subaccount from which variable annuity payments are made.

         For each Owner, the number of votes attributable to a subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that subaccount by the net asset value per share of the portfolio in which that subaccount invests. For each Annuitant, the number of votes attributable to a subaccount will be determined by dividing the liability for future variable annuity payments to be paid from the subaccount by the net asset value per share of the portfolio in which that subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.0% assumed investment rate used in determining the number of annuity units of that subaccount credited to the Annuitant's Contract and annuity unit value of that subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

         The number of votes available to an Owner or Annuitant will be determined as of the same or coincident date established by the portfolio for determining shareholders eligible to vote at the shareholders' meeting. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the portfolio. Each Owner or Annuitant having a voting interest in a subaccount will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that subaccount invests.

         Portfolio shares as to which no timely instructions are received and shares held by us in a subaccount as to which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

                            VARIABLE ANNUITY PAYMENTS

ASSUMED INVESTMENT RATE

         The discussion concerning the amount of variable annuity payments which follows is based on an assumed investment rate of 3.0% per year. The assumed net investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT OR OF ANY SUBACCOUNT.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

         The amount of the first variable annuity payment is determined by dividing the Contract Value on the Annuity Income Date by 1,000 and multiplying the result by the appropriate factor in the annuity tables provided in the Contract. These tables are based upon the 1983 IAM Tables (promulgated by the Society of Actuaries). The appropriate factor is based on the annual net investment return of 3.0%. The amount of each payment will depend on the age of the Annuitant(s) at the time the first payment is due, and the sex of the Annuitant(s), unless otherwise required by law.

         The dollar amount of the second and subsequent variable annuity payments will vary and is determined by multiplying the number of subaccount annuity units by the subaccount annuity unit value as of a date no earlier than the fifth Valuation Day preceding the date the payment is due. The number of such units will remain fixed during the annuity period, assuming you or the Annuitant, if you are deceased, make no exchanges of annuity units for annuity units of another subaccount or to provide a fixed annuity payment. Once every 3 months after annuity payments have commenced, the Annuitant may elect in writing, to transfer among any subaccounts. After the Annuity Income Date, no transfers may be made between the subaccounts and the Fixed Account.

         The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the subaccount or subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed net investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate subaccounts is greater or less than 3.0% per year. For example, for a Contract using only one subaccount to generate variable annuity payments, if that subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

         Fixed annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account by a rate to be determined by Citicorp Life which is no less than the rate specified in the annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.

         The annuity payments will be made on the fifteenth day of each month. The annuity unit value used in calculating the amount of the variable annuity payments will be based on an annuity unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the annuity payment.

ANNUITY UNIT VALUE

         The annuity unit value is calculated at the same time that the value of an accumulation unit is calculated and is based on the same values for portfolio shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The annuity unit value for each subaccount's first valuation period was set at $1.00. The annuity unit value for a subaccount is calculated for each subsequent Valuation Period by multiplying the subaccount annuity unit value on the preceding day by the product of 1 times 2 where:

       (1) is the subaccount's net investment factor on the Valuation Day the Annuity Unit Value is being calculated; and

       (2) is 0.999919 (which is the daily factor that will produce the 3.0% annual investment rate assumed in the annuity tables), adjusted by the number of days since the previous Valuation Day.

         The following illustration shows, by use of hypothetical example, the method of determining the annuity unit value.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

         1.     Net Investment Factor for period............  1.003662336

         2.     Adjustment for 3% Assumed Investment
                Rate........................................  0.999919016

         3.     2x1.........................................  1.003581055

         4.     Annuity unit value, beginning of
                valuation period............................  10.743769

         5.     Annuity unit value, end of valuation
                period (3x4)................................  10.782243


                                   TAX STATUS

INTRODUCTION

         The following is a general discussion of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

         The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used as an Individual Retirement Annuity or Roth IRA entitled to special income tax treatment under section 408(b) or 408A of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Income Payments, and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary may depend on the tax status of the individual concerned.

TAXATION OF THE COMPANY

         The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from the Company, and its operation forms a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

         Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

         The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in a Contract's Contract Value will not be taxable until amounts are received from the Contract, either in the form of Annuity Income Payments or in some other form. In order to be subject to annuity contract treatment for tax purposes, the Contract must meet the following Code requirements:

         DIVERSIFICATION. Section 817(h) of the Code requires that with respect to Non-Qualified Contracts, the investments of the Investment Portfolios be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Investment Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Investment Portfolios' assets may be invested.

         OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no guidance has been issued.

         The ownership rights under the Contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, an Owner has additional flexibility in allocating premium payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account.

         REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires Non-Qualified Contracts to provide that (a) if any Owner dies on or after the Annuity Income Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any Owner dies prior to the Annuity Income Date, the entire interest in the Contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The "designated beneficiary" refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner.

         The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

         NON-NATURAL OWNER. The owner of any Contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" (discussed below) during the taxable year. There are several exceptions to this general rule for non-natural owners. Certain Contracts will generally be treated as held by a natural person if (a) the nominal owner is a trust or other entity which holds the contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements); (b) the contract is acquired by an estate of a decedent by reason of the death of the decedent; (c) the contract is issued in connection with certain Qualified Plans; (d) the contract is purchased by an employer upon the termination of certain Qualified Plans; (e) the contract is used in connection with a structured settlement agreement; and
(f) the contract is purchased with a single purchase payment when the annuity starting date (as defined in the tax law) is no later than a year from the purchase of the contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. Prospective Owners that are not natural persons may wish to discuss these with a competent tax adviser.

         The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

TAXATION OF ANNUITIES

         IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person generally is not taxed on increases in the Owner's Contract Value until distribution occurs by withdrawing all or part of such Contract Value (e.g., withdrawals or Annuity Income Payments under the Annuity Income Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

         The following discussion generally applies to a Contract owned by a natural person.

         WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, including withdrawals under the systematic withdrawal program, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. For a Contract issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

         With respect to Non-Qualified Contracts, partial withdrawals, including withdrawals under the systematic withdrawal program, are generally treated as taxable income to the extent that the Contract Value immediately before the withdrawal exceeds the "investment in the contract" at that time.

         Full surrenders of a Non-Qualified Contract are treated as taxable income to the extent that the amount received exceeds the "investment in the contract".

         ANNUITY INCOME PAYMENTS . Although the tax consequences may vary depending on the Annuity Income Payment elected under the Contract, in general, only the portion of the Annuity Income Payment that represents the amount by which the Contract Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity Income Payments is taxable. For Variable Annuity Income Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract". For Fixed Annuity Income Payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Income Payments for the term of the payments; however, the remainder of each Annuity Income Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Income Payments is taxable. If Annuity Income Payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

         PENALTY TAX. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of death or disability of an Owner; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Owner and a "designated beneficiary". Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.

         TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Income Option, they are taxed in the same manner as Annuity Income Payments, as described above.

         TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF THE CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Annuity Income Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

         MULTIPLE CONTRACTS. All deferred non-qualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

QUALIFIED CONTRACTS

         IN GENERAL. The Qualified Contract is designed for use as an Individual Retirement Annuity ("IRA") or Roth IRA. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

         The Company makes no attempt to provide more than general information about use of the Contract as an IRA or Roth IRA. Owners and participants under IRA's and Roth IRA's, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under Qualified Contracts may be subject to the terms and conditions of the IRA or Roth IRA Endorsement, regardless of the terms and conditions of the Contract issued in connection with such a plan. IRA's and Roth IRA's are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any IRA or Roth IRA should consult their legal counsel and tax adviser regarding the suitability of the Contract.

         For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under
Section 408A do not require distributions at any time prior to the Owner's death.

         INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity ("IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

         EARNINGS IN AN IRA ARE NOT TAXED UNTIL DISTRIBUTION. To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Contributions may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above

         IRA contributions are limited each year to the lesser of $2,000 or 100% of the Owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income and whether the individual is a participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% federal penalty tax.

         ROTH IRAS. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% federal penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% federal penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

WITHHOLDING

         Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions. Certain amounts we pay out from some qualified contracts are subject to mandatory withholding.

POSSIBLE CHANGES IN TAXATION

         Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

         As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in the Prospectus or SAI. Further, the federal income tax consequences discussed herein reflect the Company's understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Owner or recipient of a distribution. A competent tax adviser should be consulted for further information.

                                  LEGAL MATTERS

         All matters relating to Arizona law pertaining to the Contracts, including the validity of the Contracts and our authority to issue the Contracts, have been passed upon by the General Counsel of the Company.

                             INDEPENDENT ACCOUNTANTS

         KPMG, LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

         The statutory financial statements of Citicorp Life Insurance Company as of December 31, 2001 and 2000, and for each of the years in the two-year period ended December 31, 2001, included herein, have been included in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the 2001 statutory financial statements and schedules refers to a change in the basis of accounting.

         The financial statements of Citicorp Life Variable Annuity Separate Account as of December 31, 2001, and for the years ended December 31, 2001 and 2000, included herein, have been included in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                OTHER INFORMATION

         A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

ANNUAL REPORT
DECEMBER 31, 2001

                         CITICORP LIFE VARIABLE ANNUITY
                         SEPARATE ACCOUNT

One Tower Square
Hartford, CT 06183

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

                                      HIGH YIELD BOND   MONEY MARKET   AIM V.I. CAPITAL    AIM V.I. GOVERNMENT
                                           TRUST         PORTFOLIO     APPRECIATION FUND     SECURITIES FUND
                                      ---------------   ------------   -----------------   -------------------
ASSETS:
   Investments at market value: ...     $1,562,214        $498,044        $4,666,654           $2,721,211

   Receivables:
      Dividends ...................             --             423                --                   --
                                        ----------        --------        ----------           ----------

         Total Assets .............      1,562,214         498,467         4,666,654            2,721,211
                                        ----------        --------        ----------           ----------

LIABILITIES:
   Payables:
      Insurance charges ...........            160              51               337                  215
      Administrative fees .........             19               6                59                   33
                                        ----------        --------        ----------           ----------

         Total Liabilities ........            179              57               396                  248
                                        ----------        --------        ----------           ----------

NET ASSETS: ....................        $1,562,035        $498,410        $4,666,258           $2,720,963
                                        ==========        ========        ==========           ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                     AIM V.I.
                                  AIM V.I. GROWTH     AIM V.I.    INTERNATIONAL     AIM V.I.
                                  AND INCOME FUND   GROWTH FUND    EQUITY FUND    VALUE FUND
                                  ---------------   -----------   -------------   -----------
ASSETS:
   Investments at market value:     $4,222,505      $1,376,904     $4,058,166     $11,490,913

   Receivables:
      Dividends ...............             --              --             (1)             --
                                    ----------      ----------     ----------     -----------

         Total Assets .........      4,222,505       1,376,904      4,058,165      11,490,913
                                    ----------      ----------     ----------     -----------

LIABILITIES:
   Payables:
      Insurance charges .......            310             103            290             869
      Administrative fees .....             53              17             51             143
                                    ----------      ----------     ----------     -----------

         Total Liabilities ....            363             120            341           1,012
                                    ----------      ----------     ----------     -----------

NET ASSETS: ...................     $4,222,142      $1,376,784     $4,057,824     $11,489,901
                                    ==========      ==========     ==========     ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                        TEMPLETON
                                                                      INTERNATIONAL
  GROWTH & INCOME     TECHNOLOGY PORTFOLIO -   FRANKLIN SMALL CAP   SECURITIES FUND -   APPRECIATION   EQUITY INDEX PORTFOLIO
PORTFOLIO - CLASS B          CLASS B             FUND - CLASS 2          CLASS 2         PORTFOLIO       - CLASS II SHARES
-------------------   ----------------------   ------------------   -----------------   ------------   ----------------------

     $9,349                  $260,306               $534,560            $1,209,772       $4,799,336           $729,674


         --                        --                    494                   883               --                 --
     ------                  --------               --------            ----------       ----------           --------

      9,349                   260,306                535,054             1,210,655        4,799,336            729,674
     ------                  --------               --------            ----------       ----------           --------



          1                        28                     55                   124              339                 76
         --                         3                      7                    15               60                  9
     ------                  --------               --------            ----------       ----------           --------

          1                        31                     62                   139              399                 85
     ------                  --------               --------            ----------       ----------           --------

     $9,348                  $260,275               $534,992            $1,210,516       $4,798,937           $729,589
     ======                  ========               ========            ==========       ==========           ========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                 MFS GLOBAL
                                    FUNDAMENTAL      MFS BOND    MFS EMERGING    GOVERNMENTS
                                  VALUE PORTFOLIO     SERIES     GROWTH SERIES     SERIES
                                  ---------------   ----------   -------------   -----------
ASSETS:
   Investments at market value:       $52,140       $3,172,442    $6,927,170      $436,835

   Receivables:
      Dividends ...............            --                1            --            --
                                      -------       ----------    ----------      --------

         Total Assets .........        52,140        3,172,443     6,927,170       436,835
                                      -------       ----------    ----------      --------

LIABILITIES:
   Payables:
      Insurance charges .......             6              240           514            31
      Administrative fees .....             1               39            87             5
                                      -------       ----------    ----------      --------

         Total Liabilities ....             7              279           601            36
                                      -------       ----------    ----------      --------

NET ASSETS: ...................       $52,133       $3,172,164    $6,926,569      $436,799
                                      =======       ==========    ==========      ========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                PUTNAM VT SMALL
  MFS MONEY     MFS RESEARCH     MFS TOTAL      TOTAL RETURN    CAP VALUE FUND -
MARKET SERIES      SERIES      RETURN SERIES   BOND PORTFOLIO   CLASS IB SHARES    CAPITAL FUND
-------------   ------------   -------------   --------------   ----------------   ------------

 $3,250,999      $4,472,586     $6,738,241        $92,044           $13,914         $1,733,236


        282              --             --             --                --                 --
 ----------      ----------     ----------        -------           -------         ----------

  3,251,281       4,472,586      6,738,241         92,044            13,914          1,733,236
 ----------      ----------     ----------        -------           -------         ----------



        244             327            491             10                 1                179
         40              56             83              1                --                 21
 ----------      ----------     ----------        -------           -------         ----------

        284             383            574             11                 1                200
 ----------      ----------     ----------        -------           -------         ----------

 $3,250,997      $4,472,203     $6,737,667        $92,033           $13,913         $1,733,036
 ==========      ==========     ==========        =======           =======         ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                                GROWTH AND INCOME
                                    HIGH YIELD BOND FUND   INVESTORS FUND   TOTAL RETURN FUND       PORTFOLIO
                                    --------------------   --------------   -----------------   -----------------
ASSETS:
   Investments at market value:           $264,666           $1,720,163          $858,835           $277,152

   Receivables:
      Dividends .................               --                   --                --                 --
                                          --------           ----------          --------           --------

         Total Assets ...........          264,666            1,720,163           858,835            277,152
                                          --------           ----------          --------           --------

LIABILITIES:
   Payables:
      Insurance charges .........               27                  178                88                 29
      Administrative fees .......                3                   22                11                  4
                                          --------           ----------          --------           --------

         Total Liabilities ......               30                  200                99                 33
                                          --------           ----------          --------           --------

NET ASSETS:                               $264,636           $1,719,963          $858,736           $277,119
                                          ========           ==========          ========           ========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                            SMITH BARNEY PREMIER
    SMITH BARNEY       SMITH BARNEY LARGE     SELECTION ALL CAP    EQUITY INCOME                           MFS EMERGING
GOVERNMENT PORTFOLIO   CAP CORE PORTFOLIO     GROWTH PORTFOLIO      PORTFOLIO      LARGE CAP PORTFOLIO   GROWTH PORTFOLIO
--------------------   ------------------   --------------------   -------------   -------------------   ----------------

      $54,112               $314,224              $259,340            $47,071          $3,429,421            $441,539


           --                     --                    --                 --                  --                  --
      -------               --------              --------            -------          ----------            --------

       54,112                314,224               259,340             47,071           3,429,421             441,539
      -------               --------              --------            -------          ----------            --------



            5                     33                    27                  5                 356                  46
            1                      4                     3                 --                  43                   6
      -------               --------              --------            -------          ----------            --------

            6                     37                    30                  5                 399                  52
      -------               --------              --------            -------          ----------            --------

      $54,106               $314,187              $259,310            $47,066          $3,429,022            $441,487
      =======               ========              ========            =======          ==========            ========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                    MFS MID CAP GROWTH   MFS RESEARCH   TRAVELERS QUALITY        AIM CAPITAL
                                        PORTFOLIO          PORTFOLIO      BOND PORTFOLIO    APPRECIATION PORTFOLIO
                                    ------------------   ------------   -----------------   ----------------------
ASSETS:
   Investments at market value:         $1,838,491         $821,551         $743,123              $1,669,767

   Receivables:
      Dividends .................               --               --               --                      --
                                        ----------         --------         --------              ----------

         Total Assets ...........        1,838,491          821,551          743,123               1,669,767
                                        ----------         --------         --------              ----------

LIABILITIES:
   Payables:
      Insurance charges .........              192               85               76                     173
      Administrative fees .......               23               10                9                      21
                                        ----------         --------         --------              ----------

         Total Liabilities ......              215               95               85                     194
                                        ----------         --------         --------              ----------

NET ASSETS:                             $1,838,276         $821,456         $743,038              $1,669,573
                                        ==========         ========         ========              ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                                    SMITH BARNEY SMALL
                                          SMITH BARNEY                            EMERGING GROWTH      CAP GROWTH
MFS TOTAL RETURN   PUTNAM DIVERSIFIED   AGGRESSIVE GROWTH   SMITH BARNEY LARGE      PORTFOLIO -       OPPORTUNITIES
   PORTFOLIO        INCOME PORTFOLIO        PORTFOLIO       CAP VALUE PORTFOLIO   CLASS II SHARES       PORTFOLIO
----------------   ------------------   -----------------   -------------------   ---------------   ------------------

   $1,623,600           $818,692           $2,274,909             $12,748             $2,638            $1,170,760


           --                 --                   --                  --                 --                    (1)
   ----------           --------           ----------             -------             ------            ----------

    1,623,600            818,692            2,274,909              12,748              2,638             1,170,759
   ----------           --------           ----------             -------             ------            ----------



          167                 84                  163                   1                 --                    96
           20                 10                   29                  --                 --                    14
   ----------           --------           ----------             -------             ------            ----------

          187                 94                  192                   1                 --                   110
   ----------           --------           ----------             -------             ------            ----------

   $1,623,413           $818,598           $2,274,717             $12,747             $2,638            $1,170,649
   ==========           ========           ==========             =======             ======            ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                         EQUITY-INCOME        GROWTH PORTFOLIO -   HIGH INCOME PORTFOLIO
                                  PORTFOLIO - INITIAL CLASS     INITIAL CLASS        - INITIAL CLASS       OVERSEAS PORTFOLIO
                                  -------------------------   ------------------   ---------------------   ------------------
ASSETS:
   Investments at market value:          $8,364,467              $7,433,519             $2,091,316             $1,647,597

   Receivables:
      Dividends ...............                  --                      --                     --                     --
                                         ----------              ----------             ----------             ----------

         Total Assets .........           8,364,467               7,433,519              2,091,316              1,647,597
                                         ----------              ----------             ----------             ----------

LIABILITIES:
   Payables:
      Insurance charges .......                 610                     579                    154                    120
      Administrative fees .....                 104                      93                     25                     20
                                         ----------              ----------             ----------             ----------

         Total Liabilities ....                 714                     672                    179                    140
                                         ----------              ----------             ----------             ----------

NET ASSETS: ...................          $8,363,753              $7,432,847             $2,091,137             $1,647,457
                                         ==========              ==========             ==========             ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                          CONTRAFUND(R)
                       PORTFOLIO - SERVICE
CONTRAFUND PORTFOLIO          CLASS 2        INDEX 500 PORTFOLIO     COMBINED
--------------------   -------------------   -------------------   -------------

     $8,099,625             $204,279             $12,140,254        $123,653,074


             --                   --                       2               2,083
     ----------             --------             -----------        ------------

      8,099,625              204,279              12,140,256         123,655,157
     ----------             --------             -----------        ------------



            603                   21                     891               9,810
            101                    2                     151               1,537
     ----------             --------             -----------        ------------

            704                   23                   1,042              11,347
     ----------             --------             -----------        ------------

     $8,098,921             $204,256             $12,139,214        $123,643,810
     ==========             ========             ===========        ============

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                       HIGH YIELD BOND   MONEY MARKET    AIM V.I. CAPITAL    AIM V.I.GOVERNMENT
                                                             TRUST        PORTFOLIO     APPREACIATION FUND    SECURITIES FUND
                                                       ---------------   ------------   ------------------   ------------------
INVESTMENT INCOME:
   Dividends .......................................       $ 89,318         $15,484        $        --            $ 79,079
                                                           --------         -------        -----------            --------

EXPENSES:
   Insurance charges ...............................         18,809           5,194             46,685              24,690
   Administrative fees .............................          2,257             624              8,084               3,837
                                                           --------         -------        -----------            --------

      Total expenses ...............................         21,066           5,818             54,769              28,527
                                                           --------         -------        -----------            --------

         Net investment income (loss) ..............         68,252           9,666            (54,769)             50,552
                                                           --------         -------        -----------            --------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................             --              --            376,874                  --
      Realized gain (loss) on sale of investments ..            868              --            (78,997)             19,186
                                                           --------         -------        -----------            --------

         Realized gain (loss) ......................            868              --            297,877              19,186
                                                           --------         -------        -----------            --------

      Change in unrealized gain (loss)
         on investments ............................         47,237              --         (1,882,846)             58,560
                                                           --------         -------        -----------            --------

   Net increase (decrease) in net assets
      resulting from operations ....................       $116,357         $ 9,666        $(1,639,738)           $128,298
                                                           ========         =======        ===========            ========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                     AIM V.I.
                                                       AIM V.I. GROWTH AND   AIM V.I. GROWTH   INTERNATIONAL EQUITY   AIM V.I.VALUE
                                                           INCOME FUND            FUND                 FUND                FUND
                                                       -------------------   ---------------   --------------------   -------------
INVESTMENT INCOME:
   Dividends .......................................       $     2,108          $   3,287           $    13,929        $    15,359
                                                           -----------          ---------           -----------        -----------

EXPENSES:
   Insurance charges ...............................            44,152             15,381                43,660            118,369
   Administrative fees .............................             7,467              2,561                 7,564             19,546
                                                           -----------          ---------           -----------        -----------

      Total expenses ...............................            51,619             17,942                51,224            137,915
                                                           -----------          ---------           -----------        -----------

         Net investment income (loss) ..............           (49,511)           (14,655)              (37,295)          (122,556)
                                                           -----------          ---------           -----------        -----------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --                 --               108,920            233,142
      Realized gain (loss) on sale of investments ..          (152,084)          (175,122)             (304,860)          (255,667)
                                                           -----------          ---------           -----------        -----------

         Realized gain (loss) ......................          (152,084)          (175,122)             (195,940)           (22,525)
                                                           -----------          ---------           -----------        -----------

      Change in unrealized gain (loss)
         on investments ............................        (1,245,224)          (652,901)           (1,291,449)        (1,877,029)
                                                           -----------          ---------           -----------        -----------

   Net increase (decrease) in net assets
      resulting from operations ....................       $(1,446,819)         $(842,678)          $(1,524,684)       $(2,022,110)
                                                           ===========          =========           ===========        ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                    TEMPLETON
                                                                  INTERNATIONAL
  GROWTH & INCOME     TECHNOLOGY PORTFOLIO   FRANKLIN SMALL CAP   SECURITIES FUND                            EQUITY INDEX PORTFOLIO
PORTFOLIO - CLASS B         CLASS B            FUND - CLASS 2         CLASS 2       APPRECIATION PORTFOLIO    - CLASS II SHARES
-------------------   --------------------   ------------------   ---------------   ----------------------   ----------------------

       $  53                $     --              $   2,327          $  39,524            $  54,788                 $   5,482
       -----                --------              ---------          ---------            ---------                 ---------


          75                   3,584                  7,521             16,606               28,999                    10,307
           9                     430                    902              1,993                5,089                     1,237
       -----                --------              ---------          ---------            ---------                 ---------

          84                   4,014                  8,423             18,599               34,088                    11,544
       -----                --------              ---------          ---------            ---------                 ---------

         (31)                 (4,014)                (6,096)            20,925               20,700                    (6,062)
       -----                --------              ---------          ---------            ---------                 ---------



         411                  25,215                     --            310,850                   --                        --
         (11)                (26,200)               (85,915)           (59,163)             (19,573)                  (39,137)
       -----                --------              ---------          ---------            ---------                 ---------

         400                    (985)               (85,915)           251,687              (19,573)                  (39,137)
       -----                --------              ---------          ---------            ---------                 ---------


        (972)                (88,822)               (46,284)          (528,239)            (216,960)                  (84,791)
       -----                --------              ---------          ---------            ---------                 ---------


       $(603)               $(93,821)             $(138,295)         $(255,627)           $(215,833)                $(129,990)
       =====                ========              =========          =========            =========                 =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                       FUNDAMENTAL                               MFS GLOBAL
                                                          VALUE      MFS BOND   MFS EMERGING    GOVERNMENTS
                                                        PORTFOLIO     SERIES    GROWTH SERIES      SERIES
                                                       -----------   --------   -------------   -----------
INVESTMENT INCOME:
   Dividends .......................................     $   239     $173,753    $        --      $15,421
                                                         -------     --------    -----------      -------

EXPENSES:
   Insurance charges ...............................         275       26,880         75,738        3,569
   Administrative fees .............................          33        4,371         12,789          625
                                                         -------     --------    -----------      -------

      Total expenses ...............................         308       31,251         88,527        4,194
                                                         -------     --------    -----------      -------

         Net investment income (loss) ..............         (69)     142,502        (88,527)      11,227
                                                         -------     --------    -----------      -------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................       3,527           --        596,347           --
      Realized gain (loss) on sale of investments ..        (179)      14,400       (430,959)      (1,075)
                                                         -------     --------    -----------      -------

         Realized gain (loss) ......................       3,348       14,400        165,388       (1,075)
                                                         -------     --------    -----------      -------

      Change in unrealized gain (loss)
         on investments ............................      (5,062)      51,484     (4,352,016)       4,411
                                                         -------     --------    -----------      -------

   Net increase (decrease) in net assets
      resulting from operations ....................     $(1,783)    $208,386    $(4,275,155)     $14,563
                                                         =======     ========    ===========      =======

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                 PUTNAM VT SMALL
  MFS MONEY     MFS RESEARCH     MFS TOTAL      TOTAL RETURN      CAP VALUE FUND
MARKET SERIES      SERIES      RETURN SERIES   BOND PORTFOLIO   - CLASS IB SHARES   CAPITAL FUND
-------------   ------------   -------------   --------------   -----------------   ------------

   $103,813     $       788      $ 146,842        $   549            $   --           $ 11,803
   --------     -----------      ---------        -------            ------           --------


     26,775          48,091         60,287            174               103             20,964
      4,454           8,259         10,249             21                13              2,516
   --------     -----------      ---------        -------            ------           --------

     31,229          56,350         70,536            195               116             23,480
   --------     -----------      ---------        -------            ------           --------

     72,584         (55,562)        76,306            354              (116))          (11,677)
   --------     -----------      ---------        -------            ------           --------



         --         757,130        216,814          1,740                --             19,694
         --        (246,558)        48,016             (6)               --              9,370
   --------     -----------      ---------        -------            ------           --------

         --         510,572        264,830          1,734                --             29,064
   --------     -----------      ---------        -------            ------           --------


         --      (1,981,052)      (410,576)        (3,933)            1,046            (27,937)
   --------     -----------      ---------        -------            ------           --------


   $ 72,584     $(1,526,042)     $ (69,440)       $(1,845)           $  930           $(10,550)
   ========     ===========      =========        =======            ======           ========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                      HIGH YIELD    INVESTORS      TOTAL         GROWTH AND
                                                       BOND FUND      FUND      RETURN FUND   INCOME PORTFOLIO
                                                      ----------   ----------   -----------   ----------------
INVESTMENT INCOME:
   Dividends ......................................    $20,687     $  12,619     $ 18,183         $     --
                                                       -------     ---------     --------         --------

EXPENSES:
   Insurance charges ..............................      3,339        21,514        9,849            3,889
   Administrative fees ............................        401         2,582        1,182              467
                                                       -------     ---------     --------         --------

      Total expenses ..............................      3,740        24,096       11,031            4,356
                                                       -------     ---------     --------         --------

         Net investment income (loss) .............     16,947       (11,477)       7,152           (4,356)
                                                       -------     ---------     --------         --------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ..................         --        18,945           --               --
      Realized gain (loss) on sale of investments..     (3,165)       10,409        1,034           (8,870)
                                                       -------     ---------     --------         --------

         Realized gain (loss) .....................     (3,165)       29,354        1,034           (8,870)
                                                       -------     ---------     --------         --------

      Change in unrealized gain (loss)
         on investments ...........................     (4,241)     (132,533)     (25,439)         (27,501)
                                                       -------     ---------     --------         --------

   Net increase (decrease) in net assets
      resulting from operations ...................    $ 9,541     $(114,656)    $(17,253)        $(40,727)
                                                       =======     =========     ========         ========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                        SMITH BARNEY    SMITH BARNEY PREMIER
    SMITH BARNEY        SELECT SMALL     LARGE CAP       SELECTIONS ALL CAP    EQUITY INCOME    LARGE CAP
GOVERNMENT PORTFOLIO   CAP PORTFOLIO   CORE PORTFOLIO     GROWTH PORTFOLIO       PORTFOLIO      PORTFOLIO
--------------------   -------------   --------------   --------------------   -------------   ----------

      $   --             $     --         $     --            $     --            $   497      $  17,287
      ------             --------         --------            --------            -------      ---------


         757                  643            5,031               3,531                510         46,720
          91                   77              604                 424                 61          5,606
      ------             --------         --------            --------            -------      ---------

         848                  720            5,635               3,955                571         52,326
      ------             --------         --------            --------            -------      ---------

        (848)                (720)          (5,635)             (3,955)               (74)       (35,039)
      ------             --------         --------            --------            -------      ---------



          --                   --               --                  --                101          2,567
         887              (39,131)         (25,102)               (717)              (220)      (146,841)
      ------             --------         --------            --------            -------      ---------

         887              (39,131)         (25,102)               (717)              (119)      (144,274)
      ------             --------         --------            --------            -------      ---------


       2,694               25,419          (40,610)            (46,356)            (3,655)      (616,582)
      ------             --------         --------            --------            -------      ---------


      $2,733             $(14,432)        $(71,347)           $(51,028)           $(3,848)     $(795,895)
      ======             ========         ========            ========            =======      =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                         MFS EMERGING       MFS MID CAP      MFS RESEARCH   TRAVELERS QUALITY
                                                       GROWTH PORTFOLIO   GROWTH PORTFOLIO     PORTFOLIO      BOND PORTFOLIO
                                                       ----------------   ----------------   ------------   -----------------
INVESTMENT INCOME:
   Dividends .......................................       $      --          $      --        $     382         $26,175
                                                           ---------          ---------        ---------         -------

EXPENSES:
   Insurance charges ...............................           5,208             25,954           12,134          10,116
   Administrative fees .............................             625              3,114            1,456           1,214
                                                           ---------          ---------        ---------         -------

      Total expenses ...............................           5,833             29,068           13,590          11,330
                                                           ---------          ---------        ---------         -------

         Net investment income (loss) ..............          (5,833)           (29,068)         (13,208)         14,845
                                                           ---------          ---------        ---------         -------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................          97,817            439,029           60,154              --
      Realized gain (loss) on sale of investments ..         (22,500)           (57,753)         (61,182)         18,241
                                                           ---------          ---------        ---------         -------

         Realized gain (loss) ......................          75,317            381,276           (1,028)         18,241
                                                           ---------          ---------        ---------         -------

      Change in unrealized gain (loss)
         on investments ............................        (261,231)          (981,057)        (269,079)         13,391
                                                           ---------          ---------        ---------         -------

   Net increase (decrease) in net assets
      resulting from operations ....................       $(191,747)         $(628,849)       $(283,315)        $46,477
                                                           =========          =========        =========         =======

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

 AIM CAPITAL                            PUTNAM           SMITH BARNEY       SMITH BARNEY     EMERGING GROWTH
APPRECIATION      MFS TOTAL       DIVERSIFIED INCOME   AGGRESSIVE GROWTH   LARGE CAP VALUE     PORTFOLIO -
 PORTFOLIO     RETURN PORTFOLIO       PORTFOLIO           PORTFOLIO          PORTFOLIO       CLASS II SHARES
------------   ----------------   ------------------   -----------------   ---------------   ---------------

 $      --        $  50,771            $62,995             $     --             $ --              $  --
 ---------        ---------            -------             --------             ----              -----


    22,697           22,137             10,092               12,782               32                 14
     2,724            2,656              1,211                2,259                4                  2
 ---------        ---------            -------             --------             ----              -----

    25,421           24,793             11,303               15,041               36                 16
 ---------        ---------            -------             --------             ----              -----

   (25,421)          25,978             51,692              (15,041)             (36)               (16)
 ---------        ---------            -------             --------             ----              -----



   489,108           63,182                 --                   --               --                 --
  (166,298)          14,272             (2,626)              (3,750)              --                 (3)
 ---------        ---------            -------             --------             ----              -----

   322,810           77,454             (2,626)              (3,750)              --                 (3)
 ---------        ---------            -------             --------             ----              -----


  (862,019)        (130,078)            27,250)             (47,703)             405               (149)
 ---------        ---------            -------             --------             ----              -----


 $(564,630)       $ (26,646)           $21,816             $(66,494)            $369              $(168)
 =========        =========            =======             ========             ====              =====

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                         CITISELECT(R)    CITISELECT(R)   CITISELECT(R)    CITISELECT(R)
                                                           VIP FOLIO        VIP FOLIO       VIP FOLIO        VIP FOLIO
                                                       200 CONSERVATIVE   300 BALANCED     400 GROWTH     500 GROWTH PLUS
                                                       ----------------   -------------   -------------   ---------------
INVESTMENT INCOME:
   Dividends .......................................       $ 157,539        $ 158,629       $  46,236        $  12,847
                                                           ---------        ---------       ---------        ---------

EXPENSES:
   Insurance charges ...............................           6,422            8,439           4,056            1,638
   Administrative fees .............................           1,126            1,492             720              292
                                                           ---------        ---------       ---------        ---------

      Total expenses ...............................           7,548            9,931           4,776            1,930
                                                           ---------        ---------       ---------        ---------

         Net investment income (loss) ..............         149,991          148,698          41,460           10,917
                                                           ---------        ---------       ---------        ---------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................           4,363          102,873          76,150           48,776
      Realized gain (loss) on sale of investments ..        (266,341)        (443,714)       (231,187)        (135,128)
                                                           ---------        ---------       ---------        ---------

         Realized gain (loss) ......................        (261,978)        (340,841)       (155,037)         (86,352)
                                                           ---------        ---------       ---------        ---------

      Change in unrealized gain (loss)
         on investments ............................          63,561           32,871           4,084           13,112
                                                           ---------        ---------       ---------        ---------

      Net increase (decrease) in net assets
         resulting from operations .................       $ (48,426)       $(159,272)      $(109,493)       $ (62,323)
                                                           =========        =========       =========        =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

  SMITH BARNEY
SMALL CAP GROWTH      EQUITY-INCOME
 OPPORTUNITIES     PORTFOLIO - INITIAL   GROWTH PORTFOLIO -   HIGH INCOME PORTFOLIO -                        CONTRAFUND
  PORTFOLIO              CLASS             INITIAL CLASS           INITIAL CLASS        OVERSEAS PORTFOLIO    PORTFOLIO
----------------   -------------------   ------------------   -----------------------   ------------------   -----------

    $      --          $   161,344          $     7,614              $ 380,628               $ 120,101       $    78,811
    ---------          -----------          -----------              ---------               ---------       -----------


       10,425               80,516               82,958                 23,174                  18,930            81,126
        1,595               13,700               13,298                  3,893                   3,209            13,479
    ---------          -----------          -----------              ---------               ---------       -----------

       12,020               94,216               96,256                 27,067                  22,139            94,605
    ---------          -----------          -----------              ---------               ---------       -----------

      (12,020)              67,128              (88,642)               353,561                  97,962           (15,794)
    ---------          -----------          -----------              ---------               ---------       -----------



      133,482              453,301              715,715                     --                 189,838           278,158
      (16,287)            (115,555)            (660,768)              (475,521)               (230,655)         (263,568)
    ---------          -----------          -----------              ---------               ---------       -----------

      117,195              337,746               54,947               (475,521)                (40,817)           14,590
    ---------          -----------          -----------              ---------               ---------       -----------


     (292,078)          (1,021,094)          (2,005,396)              (224,074)               (629,330)       (1,422,739)
    ---------          -----------          -----------              ---------               ---------       -----------


    $(186,903)         $  (616,220)         $(2,039,091)             $(346,034)              $(572,185)      $(1,423,943)
    =========          ===========          ===========              =========               =========       ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                           CONTRAFUND(R)
                                                        PORTFOLIO - SERVICE
                                                              CLASS 2         INDEX 500 PORTFOLIO     COMBINED
                                                        -------------------   -------------------   ------------
INVESTMENT INCOME:
   Dividends ........................................        $  1,292             $   168,274       $  2,276,857
                                                             --------             -----------       ------------

EXPENSES:
   Insurance charges ................................           2,387                 119,259          1,303,167
   Administrative fees ..............................             286                  20,205            204,985
                                                             --------             -----------       ------------

      Total expenses ................................           2,673                 139,464          1,508,152
                                                             --------             -----------       ------------

         Net investment income (loss) ...............          (1,381)                 28,810            768,705
                                                             --------             -----------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................           4,846                      --          5,829,069
      Realized gain (loss) on sale of investments ...          (4,603)                (56,589)        (5,176,897)
                                                             --------             -----------       ------------

         Realized gain (loss) .......................             243                 (56,589)           652,172
                                                             --------             -----------       ------------

      Change in unrealized gain (loss)
         on investments .............................         (25,972)             (1,984,573)       (25,458,557)
                                                             --------             -----------       ------------

   Net increase (decrease) in net assets
      resulting from operations .....................        $(27,110)            $(2,012,352)      $(24,037,680)
                                                             ========             ===========       ============

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                      HIGH YIELD BOND TRUST    MONEY MARKET PORTFOLIO
                                                     -----------------------   ----------------------
                                                        2001         2000        2001         2000
                                                     ----------   ----------   ---------   ---------
OPERATIONS:
   Net investment income (loss) ..................   $   68,252   $   72,231   $   9,666   $  12,446
   Realized gain (loss) ..........................          868       (1,218)         --          --
   Change in unrealized gain (loss)
      on investments .............................       47,237      (79,677)         --          --
                                                     ----------   ----------   ---------   ---------

      Net increase (decrease) in net assets
         resulting from operations ...............      116,357       (8,664)      9,666      12,446
                                                     ----------   ----------   ---------   ---------

UNIT TRANSACTIONS:
   Participant purchase payments .................           --       45,310      81,835      69,890
   Participant transfers from other
      Travelers accounts .........................      122,055    1,001,805     639,845     401,775
   Administrative charges ........................         (127)         (67)       (238)       (134)
   Contract surrenders ...........................      (53,766)     (16,483)    (27,140)    (32,595)
   Participant transfers to other
      Travelers accounts .........................      (24,740)      (3,451)   (525,222)   (237,089)
   Other payments to participants ................           --           --          --          --
                                                     ----------   ----------   ---------   ---------

      Net increase (decrease) in net assets
         resulting from unit transactions ........       43,422    1,027,114     169,080     201,847
                                                     ----------   ----------   ---------   ---------

         Net increase (decrease) in net assets ...      159,779    1,018,450     178,746     214,293

NET ASSETS:
      Beginning of year ..........................    1,402,256      383,806     319,664     105,371
                                                     ----------   ----------   ---------   ---------
      End of year ................................   $1,562,035   $1,402,256   $ 498,410   $ 319,664
                                                     ==========   ==========   =========   =========

                                                     AIM V.I. CAPITAL APPRECIATION
                                                                FUND
                                                     -----------------------------
                                                           2001          2000
                                                       -----------   -----------
OPERATIONS:
   Net investment income (loss) ..................     $   (54,769)  $   (78,153)
   Realized gain (loss) ..........................         297,877       512,497
   Change in unrealized gain (loss)
      on investments .............................      (1,882,846)   (1,436,000)
                                                       -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ...............      (1,639,738)   (1,001,656)
                                                       -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments .................         255,574       305,217
   Participant transfers from other
      Travelers accounts .........................         242,384     1,251,635
   Administrative charges ........................          (1,114)         (663)
   Contract surrenders ...........................        (423,843)     (553,387)
   Participant transfers to other
      Travelers accounts .........................        (540,636)     (299,838)
   Other payments to participants ................         (44,933)           --
                                                       -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions ........        (512,568)      702,964
                                                       -----------   -----------

         Net increase (decrease) in net assets ...      (2,152,306)     (298,692)

NET ASSETS:
      Beginning of year ..........................       6,818,564     7,117,256
                                                       -----------   -----------
      End of year ................................     $ 4,666,258   $ 6,818,564
                                                       ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    AIM V.I. GOVERNMENT    AIM V.I. GROWTH AND INCOME
                                                      SECURITIES FUND                 FUND
                                                 -----------------------   --------------------------
                                                    2001         2000         2001           2000
                                                 ----------   ----------   -----------   -----------
OPERATIONS:
   Net investment income (loss) ..............   $   50,552   $   91,205   $   (49,511)  $   (69,144)
   Realized gain (loss) ......................       19,186      (11,255)     (152,084)      904,264
   Change in unrealized gain (loss)
      on investments .........................       58,560      119,351    (1,245,224)   (1,944,470)
                                                 ----------   ----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ...........      128,298      199,301    (1,446,819)   (1,109,350)
                                                 ----------   ----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments .............          310       58,337       248,143       182,221
   Participant transfers from other
      Travelers accounts .....................      507,327      317,987       173,615       959,013
   Administrative charges ....................         (375)        (275)         (934)         (671)
   Contract surrenders .......................     (198,516)    (226,994)     (371,776)     (390,201)
   Participant transfers to other
      Travelers accounts .....................     (125,986)    (256,106)     (407,277)   (1,460,947)
   Other payments to participants ............      (97,881)          --       (81,052)     (150,671)
                                                 ----------   ----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions ....       84,879     (107,051)     (439,281)     (861,256)
                                                 ----------   ----------   -----------   -----------

         Net increase (decrease) in net assets      213,177       92,250    (1,886,100)   (1,970,606)

NET ASSETS:
      Beginning of year ......................    2,507,786    2,415,536     6,108,242     8,078,848
                                                 ----------   ----------   -----------   -----------
      End of year ............................   $2,720,963   $2,507,786   $ 4,222,142   $ 6,108,242
                                                 ==========   ==========   ===========   ===========

                                                       AIM V.I. GROWTH FUND
                                                     ------------------------
                                                        2001          2000
                                                     -----------   ----------
OPERATIONS:
   Net investment income (loss) ..................   $   (14,655)  $  (32,710)
   Realized gain (loss) ..........................      (175,122)     233,238
   Change in unrealized gain (loss)
      on investments .............................      (652,901)    (886,258)
                                                     -----------   ----------

      Net increase (decrease) in net assets
         resulting from operations ...............      (842,678)    (685,730)
                                                     -----------   ----------

UNIT TRANSACTIONS:
   Participant purchase payments .................        26,669      148,763
   Participant transfers from other
      Travelers accounts .........................        39,044      455,651
   Administrative charges ........................          (544)        (336)
   Contract surrenders ...........................      (229,683)     (98,820)
   Participant transfers to other
      Travelers accounts .........................      (155,605)    (326,952)
   Other payments to participants ................       (21,217)          --
                                                     -----------   ----------

      Net increase (decrease) in net assets
         resulting from unit transactions ........      (341,336)     178,306)
                                                     -----------   ----------

         Net increase (decrease) in net assets ...    (1,184,014)    (507,424)

NET ASSETS:
      Beginning of year ..........................     2,560,798    3,068,222
                                                     -----------   ----------
      End of year ................................   $ 1,376,784   $2,560,798
                                                     ===========   ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

  AIM V.I. INTERNATIONAL                                GROWTH & INCOME PORTFOLIO -
       EQUITY FUND             AIM V.I. VALUE FUND              CLASS B               TECHNOLOGY PORTFOLIO-CLASS B
-------------------------   -------------------------   ---------------------------   ----------------------------
    2001          2000           2001         2000              2001    2000                2001       2000
-----------   -----------   -----------   -----------         -------   ----              --------   --------

$   (37,295)  $   (61,126)  $  (122,556)  $  (149,085)        $   (31)   $--              $ (4,014)  $    149
   (195,940)      641,347       (22,525)    1,275,111             400     --                  (985)      (253)

 (1,291,449)   (3,016,790)   (1,877,029)   (3,853,695)           (972)    --               (88,822)   (84,626)
-----------   -----------   -----------   -----------         -------   ----              --------   --------


 (1,524,684)   (2,436,569)   (2,022,110)   (2,727,669)           (603)    --               (93,821)   (84,730)
-----------   -----------   -----------   -----------         -------   ----              --------   --------


     97,251       346,091       250,757       706,201              --     --                 5,788    153,427

     79,632     1,446,265       432,041     2,380,594          10,000     --               113,305    200,361
       (916)         (461)       (2,788)       (1,701)             (3)    --                  (128)        --
   (515,763)     (567,845)     (995,387)   (1,377,861)             --     --                (9,665)      (908)

   (705,709)     (285,884)     (891,533)     (604,829)            (46)    --               (23,031)      (323)
    (10,950)       (5,285)     (146,722)      (28,915)             --     --                    --         --
-----------   -----------   -----------   -----------         -------   ----              --------   --------


 (1,056,455)      932,881    (1,353,632)    1,073,489           9,951     --                86,269    352,557
-----------   -----------   -----------   -----------         -------   ----              --------   --------

 (2,581,139)   (1,503,688)   (3,375,742)   (1,654,180)          9,348     --                (7,552)   267,827


  6,638,963     8,142,651    14,865,643    16,519,823              --     --               267,827         --
-----------   -----------   -----------   -----------         -------   ----              --------   --------
$ 4,057,824   $ 6,638,963   $11,489,901   $14,865,643         $ 9,348    $--              $260,275   $267,827
===========   ===========   ===========   ===========         =======   ====              ========   ========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                           TEMPLETON INTERNATIONAL
                                                    FRANKLIN SMALL CAP            SECURITIES           APPRECIATION
                                                      FUND -  CLASS 2           FUND -  CLASS 2          PORTFOLIO
                                                  ----------------------   -----------------------   -----------------
                                                     2001        2000         2001         2000         2001      2000
                                                  ---------   ----------   ----------   ----------   ----------   ----
OPERATIONS:
   Net investment income (loss) ...............   $  (6,096)  $    7,677   $   20,925   $  131,292   $   20,700    $--
   Realized gain (loss) .......................     (85,915)      60,980      251,687      (16,492)     (19,573)    --
   Change in unrealized gain (loss)
      on investments ..........................     (46,284)    (256,549)    (528,239)    (149,320)    (216,960)    --
                                                  ---------   ----------   ----------   ----------   ----------    ---

      Net increase (decrease) in net assets
         resulting from operations ............    (138,295)    (187,892)    (255,627)     (34,520)    (215,833)    --
                                                  ---------   ----------   ----------   ----------   ----------    ---

UNIT TRANSACTIONS:
   Participant purchase payments ..............       2,000       73,694       24,686      437,630          400     --
   Participant transfers from other
      Travelers accounts ......................      88,957    1,273,983      152,704      695,823    5,727,259     --
   Administrative charges .....................        (275)        (197)        (558)        (304)        (788)    --
   Contract surrenders ........................     (62,041)    (170,156)    (117,472)    (124,220)    (584,006)    --
   Participant transfers to other
      Travelers accounts ......................    (126,422)    (786,919)     (63,492)    (108,183)    (101,908)    --
   Other payments to participants .............          --           --           --           --      (26,187)    --
                                                  ---------   ----------   ----------   ----------   ----------    ---

      Net increase (decrease) in net assets
         resulting from unit transactions .....     (97,781)     390,405       (4,132)     900,746    5,014,770     --
                                                  ---------   ----------   ----------   ----------   ----------    ---

         Net increase (decrease) in net assets     (236,076)     202,513     (259,759)     866,226    4,798,937     --

NET ASSETS:
      Beginning of year .......................     771,068      568,555    1,470,275      604,049           --     --
                                                  ---------   ----------   ----------   ----------   ----------    ---
      End of year .............................   $ 534,992   $  771,068   $1,210,516   $1,470,275   $4,798,937    $--
                                                  =========   ==========   ==========   ==========   ==========    ===

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

    EQUITY INDEX
 PORTFOLIO - CLASS II     FUNDAMENTAL                                      MFS EMERGING
       SHARES           VALUE PORTFOLIO       MFS BOND  SERIES            GROWTH SERIES
---------------------   ---------------   -----------------------   -------------------------
  2001         2000       2001     2000      2001         2000          2001         2000
---------   ---------   --------   ----   ----------   ----------   -----------   -----------

$  (6,062)  $  (6,950)  $    (69)   $--   $  142,502   $  102,479   $   (88,527)  $   690,160
  (39,137)        283      3,348     --       14,400      (14,879)      165,388     1,289,974

  (84,791)    (89,677)    (5,062)    --       51,484      106,942    (4,352,016)   (5,359,090)
---------   ---------   --------   ----   ----------   ----------   -----------   -----------


 (129,990)    (96,344)    (1,783)    --      208,386      194,542    (4,275,155)   (3,378,956)
---------   ---------   --------   ----   ----------   ----------   -----------   -----------


   15,206     161,777         --     --        1,000       50,419       179,702       213,553

  117,942     645,798     54,638     --    1,012,359       63,950       105,671     3,838,351
     (553)       (324)       (21)    --         (448)        (257)       (1,378)         (986)
 (178,488)    (14,498)      (701)    --     (342,801)    (157,721)     (724,936)   (1,188,383)

  (63,270)    (55,441)        --     --     (243,749)    (708,520)   (1,384,122)   (1,384,894)
       --          --         --     --      (26,366)          --        (3,341)      (43,360)
---------   ---------   --------   ----   ----------   ----------   -----------   -----------


 (109,163)    737,312     53,916     --      399,995     (752,129)   (1,828,404)    1,434,281
---------   ---------   --------   ----   ----------   ----------   -----------   -----------

 (239,153)    640,968     52,133     --      608,381     (557,587)   (6,103,559)   (1,944,675)


  968,742     327,774         --     --    2,563,783    3,121,370    13,030,128    14,974,803
---------   ---------   --------   ----   ----------   ----------   -----------   -----------
$ 729,589   $ 968,742   $ 52,133    $--   $3,172,164   $2,563,783   $ 6,926,569   $13,030,128
=========   =========   ========   ====   ==========   ==========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                      MFS GLOBAL
                                                 GOVERNMENTS SERIES     MFS MONEY MARKET SERIES       MFS RESEARCH SERIES
                                                 -------------------   -------------------------   -------------------------
                                                   2001       2000        2001          2000          2001          2000
                                                 --------   --------   -----------   -----------   -----------   -----------
OPERATIONS:
   Net investment income (loss) ..............   $ 11,227   $ 15,161   $    72,584   $    88,324   $   (55,562)  $   411,131
   Realized gain (loss) ......................     (1,075)    (2,888)           --            --       510,572       338,547
   Change in unrealized gain (loss)
      on investments .........................      4,411      3,163            --            --    (1,981,052)   (1,181,689)
                                                 --------   --------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ...........     14,563     15,436        72,584        88,324    (1,526,042)     (432,011)
                                                 --------   --------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments .............        408     20,691       125,000       505,091        16,300        92,969
   Participant transfers from other
      Travelers accounts .....................     28,471     39,439     3,235,364     2,678,763        96,682       463,045
   Administrative charges ....................        (77)       (16)         (327)         (161)         (966)         (453)
   Contract surrenders .......................    (12,817)   (41,994)     (923,577)   (1,213,818)     (716,505)     (581,566)
   Participant transfers to other
      Travelers accounts .....................     (9,225)   (30,441)   (1,220,176)   (2,144,080)     (374,010)     (447,525)
   Other payments to participants ............         --         --       (80,451)           --        (4,390)       (3,209)
                                                 --------   --------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions ....      6,760    (12,321)    1,135,833      (174,205)     (982,889)     (476,739)
                                                 --------   --------   -----------   -----------   -----------   -----------

         Net increase (decrease) in net assets     21,323      3,115     1,208,417       (85,881)   (2,508,931)     (908,750)

NET ASSETS:
      Beginning of year ......................    415,476    412,361     2,042,580     2,128,461     6,981,134     7,889,884
                                                 --------   --------   -----------   -----------   -----------   -----------
      End of year ............................   $436,799   $415,476   $ 3,250,997   $ 2,042,580   $ 4,472,203   $ 6,981,134
                                                 ========   ========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                PUTNAM VT
                                                SMALL CAP
                            TOTAL RETURN      VALUE FUND -
 MFS TOTAL RETURN SERIES   BOND PORTFOLIO    CLASS IB SHARES        CAPITAL FUND
------------------------   ---------------   ---------------   -----------------------
   2001         2000         2001     2000     2001     2000       2001         2000
----------   -----------   --------   ----   -------    ----   ----------   ----------

$   76,306   $  227,458    $   354     $--   $  (116)    $--   $  (11,677)  $    9,906
   264,830       56,114      1,734      --        --      --       29,064       86,950

  (410,576)     564,423     (3,933)     --     1,046      --      (27,937)      54,800
----------   ----------    -------    ----   -------    ----   ----------   ----------


   (69,440)     847,995     (1,845)     --       930      --      (10,550)     151,656
----------   ----------    -------    ----   -------    ----   ----------   ----------


    84,491       53,276         --      --        --      --       72,040      206,592

 1,129,436      523,937     93,878      --    12,987      --      467,872      762,534
      (954)        (490)        --      --        (4)     --         (720)        (365)
  (766,963)    (247,194)        --      --        --      --      (30,831)     (52,489)

  (251,908)    (640,157)        --      --        --      --     (255,153)     (87,907)
   (66,279)     (82,781)        --      --        --      --      (31,044)          --
----------   ----------    -------    ----   -------    ----   ----------   ----------


   127,823     (393,409)    93,878      --    12,983      --      222,164      828,365
----------   ----------    -------    ----   -------    ----   ----------   ----------

    58,383      454,586     92,033      --    13,913      --      211,614      980,021


 6,679,284    6,224,698         --      --        --      --    1,521,422      541,401
----------   ----------    -------    ----   -------    ----   ----------   ----------
$6,737,667   $6,679,284    $92,033     $--   $13,913     $--   $1,733,036   $1,521,422
==========   ==========    =======    ====   =======    ====   ==========   ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    HIGH YIELD BOND FUND        INVESTORS FUND        TOTAL RETURN FUND
                                                    --------------------   -----------------------   --------------------
                                                      2001       2000         2001         2000        2001        2000
                                                    --------   ---------   ----------   ----------   --------    --------
OPERATIONS:
   Net investment income (loss) .................   $ 16,947   $  20,227   $  (11,477)  $   (5,994)  $  7,152    $ 14,697
   Realized gain (loss) .........................     (3,165)     (9,163)      29,354       49,763      1,034     (16,527)
   Change in unrealized gain (loss)
      on investments ............................     (4,241)    (15,904)    (132,533)     164,482    (25,439)     49,803
                                                    --------   ---------   ----------   ----------   --------    --------

      Net increase (decrease) in net assets
         resulting from operations ..............      9,541      (4,840)    (114,656)     208,251    (17,253)     47,973
                                                    --------   ---------   ----------   ----------   --------    --------

UNIT TRANSACTIONS:
   Participant purchase payments ................     17,640      11,582        8,393      247,501     64,579      14,158
   Participant transfers from other
      Travelers accounts ........................     20,000     136,712      277,208      616,899    136,018     331,824
   Administrative charges .......................       (153)       (103)        (663)        (420)      (403)       (269)
   Contract surrenders ..........................    (36,667)    (14,313)     (29,043)     (10,427)   (45,824)    (50,761)
   Participant transfers to other
      Travelers accounts ........................     (7,917)   (116,484)    (142,798)    (223,484)   (27,653)    257,578)
   Other payments to participants ...............         --          --       (9,855)          --         --          --
                                                    --------   ---------   ----------   ----------   --------    --------

      Net increase (decrease) in net assets
         resulting from unit transactions .......     (7,097)     17,394      103,242      630,069    126,717      37,374
                                                    --------   ---------   ----------   ----------   --------    --------

         Net increase (decrease) in net assets ..      2,444      12,554      (11,414)     838,320    109,464      85,347

NET ASSETS:
   Beginning of year ............................    262,192     249,638    1,731,377      893,057    749,272     663,925
                                                    --------   ---------   ----------   ----------   --------    --------
   End of year ..................................   $264,636   $ 262,192   $1,719,963   $1,731,377   $858,736    $749,272
                                                    ========   =========   ==========   ==========   ========    ========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                  STATEMENT OF CHANGES IN NET ASSETS-CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

  GROWTH AND INCOME    SMITH BARNEY GOVERNMENT                                SMITH BARNEY LARGE CAP
     PORTFOLIO                PORTFOLIO          SELECT SMALL CAP PORTFOLIO        CORE PORTFOLIO
--------------------   -----------------------   --------------------------   ----------------------
  2001        2000        2001       2000            2001        2000             2001       2000
---------   --------    --------   ---------       ---------   --------        ---------   --------

$  (4,356)  $ (2,263)   $   (848)  $   3,147       $    (720)  $ (1,055)       $  (5,635)  $ (5,533)
   (8,870)     4,973         887         364         (39,131)     8,225          (25,102)     5,966

  (27,501)   (29,020)      2,694       1,679          25,419    (26,600)         (40,610)   (52,866)
---------   --------    --------   ---------       ---------   --------        ---------   --------


  (40,727)   (26,310)      2,733       5,190         (14,432)   (19,430)         (71,347)   (52,433)
---------   --------    --------   ---------       ---------   --------        ---------   --------


    5,040    118,232          --      97,697             964     32,323            3,600    225,957

    7,536    286,865       2,913      48,021          52,675    117,586           63,713    324,304
     (161)      (125)        (45)        (37)            (21)       (19)            (191)      (102)
  (50,045)   (35,539)         --        (500)           (191)      (288)        (196,647)   (25,071)

  (63,732)   (72,445)    (23,660)   (100,571)       (169,904)    (6,217)        (102,859)   (76,520)
       --         --          --          --              --         --               --         --
---------   --------    --------   ---------       ---------   --------        ---------   --------


 (101,362)   296,988     (20,792)     44,610        (116,477)   143,385         (232,384)   448,568
---------   --------    --------   ---------       ---------   --------        ---------   --------

 (142,089)   270,678     (18,059)     49,800        (130,909)   123,955         (303,731)   396,135


  419,208    148,530      72,165      22,365         130,909      6,954          617,918    221,783
---------   --------    --------   ---------       ---------   --------        ---------   --------
$ 277,119   $419,208    $ 54,106   $  72,165       $      --   $130,909        $ 314,187   $617,918
=========   ========    ========   =========       =========   ========        =========   ========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    SMITH BARNEY PREMIER
                                                       SELECTIONS ALL        EQUITY INCOME
                                                      GROWTH PORTFOLIO         PORTFOLIO          LARGE CAP PORTFOLIO
                                                    --------------------   -----------------   -------------------------
                                                       2001       2000       2001     2000        2001          2000
                                                    ---------   --------   -------   -------   -----------   -----------
OPERATIONS:
   Net investment income (loss) .................   $  (3,955)  $ (1,952)  $   (74)  $    88   $   (35,039)  $    (4,883)
   Realized gain (loss) .........................        (717)     4,338      (119)       --      (144,274)      245,408
   Change in unrealized gain (loss)
      on investments ............................     (46,356)    18,076    (3,655)      722      (616,582)   (1,044,445)
                                                    ---------   --------   -------   -------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ..............     (51,028)    20,462    (3,848)      810      (795,895)     (803,920)
                                                    ---------   --------   -------   -------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ................       1,440     55,558    26,744     4,147       107,790       947,392
   Participant transfers from other
      Travelers accounts ........................      54,654    253,336     9,651    12,122       191,980     2,089,443
   Administrative charges .......................        (139)       (62)      (30)       --        (2,036)       (1,407)
   Contract surrenders ..........................     (95,388)    (9,477)   (2,530)       --      (181,805)     (160,644)
   Participant transfers to other
      Travelers accounts ........................     (33,970)    (9,267)       --        --      (335,068)     (205,195)
   Other payments to participants ...............          --         --        --        --        (6,252)           --
                                                    ---------   --------   -------   -------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......     (73,403)   290,088    33,835    16,269      (225,391)    2,669,589
                                                    ---------   --------   -------   -------   -----------   -----------

         Net increase (decrease) in net assets ..    (124,431)   310,550    29,987    17,079    (1,021,286)    1,865,669

NET ASSETS:
   Beginning of year ............................     383,741     73,191    17,079        --     4,450,308     2,584,639
                                                    ---------   --------   -------   -------   -----------   -----------
   End of year ..................................   $ 259,310   $383,741   $47,066   $17,079   $ 3,429,022   $ 4,450,308
                                                    =========   ========   =======   =======   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

    MFS EMERGING              MFS MID CAP             MFS RESEARCH          TRAVELERS QUALITY
  GROWTH PORTFOLIO          GROWTH PORTFOLIO           PORTFOLIO              BOND PORTFOLIO
--------------------   -----------------------   -----------------------   --------------------
  2001        2000        2001         2000         2001         2000        2001        2000
---------   --------   ----------   ----------   ----------   ----------   ---------   --------

$  (5,833)  $  1,032   $  (29,068)  $  123,035   $  (13,208)  $   (1,423)  $  14,845   $ 18,302
   75,317       (217)     381,276      149,115       (1,028)      46,724      18,241       (304)

 (261,231)   (66,615)    (981,057)    (233,054)    (269,079)    (141,903)     13,391     14,412
---------   --------   ----------   ----------   ----------   ----------   ---------   --------


 (191,747)   (65,800)    (628,849)      39,096     (283,315)     (96,602)     46,477     32,410
---------   --------   ----------   ----------   ----------   ----------   ---------   --------


   36,033    233,675       65,543      726,240      167,533      176,254      98,057     68,322

  230,005    255,492      225,846    1,016,797      169,979      384,695     123,670    323,242
     (177)        --         (890)        (476)        (380)        (294)       (340)      (229)
  (32,493)      (705)    (192,997)    (318,824)     (24,903)    (234,509)    (50,820)   (22,147)

  (17,950)        --     (120,051)    (108,450)    (245,424)     (86,743)   (124,125)    (7,141)
   (4,846)        --       (6,063)          --      (76,935)          --     (70,360)        --
---------   --------   ----------   ----------   ----------   ----------   ---------   --------


  210,572    488,462      (28,612)   1,315,287      (10,130)     239,403     (23,918)   362,047
---------   --------   ----------   ----------   ----------   ----------   ---------   --------

   18,825    422,662     (657,461)   1,354,383     (293,445)     142,801      22,559    394,457


  422,662         --    2,495,737    1,141,354    1,114,901      972,100     720,479    326,022
---------   --------   ----------   ----------   ----------   ----------   ---------   --------
$ 441,487   $422,662   $1,838,276   $2,495,737   $  821,456   $1,114,901   $ 743,038   $720,479
=========   ========   ==========   ==========   ==========   ==========   =========   ========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                  STATEMENT OF CHANGES IN NET ASSETS-CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    AIM CAPITAL APPRECIATION       MFS TOTAL RETURN       PUTNAM DIVERSIFIED
                                                           PORTFOLIO                   PORTFOLIO           INCOME PORTFOLIO
                                                    ------------------------   -----------------------   --------------------
                                                       2001         2000          2001         2000        2001        2000
                                                    ----------   ----------    ----------   ----------   --------   ---------
OPERATIONS:
   Net investment income (loss) .................   $  (25,421)  $   26,289    $   25,978   $   74,576   $ 51,692   $  45,814
   Realized gain (loss) .........................      322,810      110,244        77,454       (8,155)    (2,626)    (14,252)
   Change in unrealized gain (loss)
      on investments ............................     (862,019)    (507,998)     (130,078)     179,399    (27,250)    (41,731)
                                                    ----------   ----------    ----------   ----------   --------   ---------

      Net increase (decrease) in net assets
         resulting from operations ..............     (564,630)    (371,465)      (26,646)     245,820     21,816     (10,169)
                                                    ----------   ----------    ----------   ----------   --------   ---------

UNIT TRANSACTIONS:
   Participant purchase payments ................       52,608      779,322       132,944      368,733     22,344     168,010
   Participant transfers from other
      Travelers accounts ........................      346,632      992,469       133,994      420,680     59,349     545,200
   Administrative charges .......................       (1,109)        (780)       (1,042)        (770)      (388)       (163)
   Contract surrenders ..........................      (94,080)    (334,518)     (134,502)     (51,584)   (65,038)    (71,524)
   Participant transfers to other
      Travelers accounts ........................     (175,960)    (262,624)     (132,841)     (83,703)        --    (172,503)
   Other payments to participants ...............      (26,826)          --      (116,100)          --         --          --
                                                    ----------   ----------    ----------   ----------   --------   ---------

      Net increase (decrease) in net assets
         resulting from unit transactions .......      101,265    1,173,869      (117,547)     653,356     16,267     469,020
                                                    ----------   ----------    ----------   ----------   --------   ---------

         Net increase (decrease) in net assets ..     (463,365)     802,404      (144,193)     899,176     38,083     458,851

NET ASSETS:
      Beginning of year .........................    2,132,938    1,330,534     1,767,606      868,430    780,515     321,664
                                                    ----------   ----------    ----------   ----------   --------   ---------
      End of year ...............................   $1,669,573   $2,132,938    $1,623,413   $1,767,606   $818,598   $ 780,515
                                                    ==========   ==========    ==========   ==========   ========   =========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                  STATEMENT OF CHANGES IN NET ASSETS-CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

SMITH BARNEY AGGRESSIVE   SMITH BARNEY LARGE    EMERGING GROWTH PORTFOLIO -        CITISELECT(R) VIP
   GROWTH PORTFOLIO       CAP VALUE PORTFOLIO        CLASS II SHARES            FOLIO 200 CONSERVATIVE
-----------------------   -------------------   ---------------------------   -------------------------
     2001       2000          2001    2000             2001    2000              2001          2000
   ----------   ----        -------   ----            ------   ----           -----------   ----------

   $  (15,041)   $--        $   (36)   $--            $  (16)   $--           $   149,991   $  113,032
       (3,750)    --             --     --                (3)    --              (261,978)     (29,674)

      (47,703)    --            405     --              (149)    --                63,561      (37,705)
   ----------   ----        -------   ----            ------   ----           -----------   ----------


      (66,494)    --            369     --              (168)    --               (48,426)      45,653
   ----------   ----        -------   ----            ------   ----           -----------   ----------


       20,968     --             --     --                --     --                 9,990        5,976

    2,483,378     --         12,378     --             2,809     --                15,506      282,370
         (652)    --             --     --                (3)    --                  (332)        (589)
     (125,082)    --             --     --                --     --               (47,110)    (552,057)

       (3,700)    --             --     --                --     --            (2,452,239)    (484,229)
      (33,701)    --             --     --                --     --                    --      (38,241)
   ----------   ----        -------   ----            ------   ----           -----------   ----------


    2,341,211     --         12,378     --             2,806     --            (2,474,185)    (786,770)
   ----------   ----        -------   ----            ------   ----           -----------   ----------

    2,274,717     --         12,747     --             2,638     --            (2,522,611)    (741,117)


           --     --             --     --                --     --             2,522,611    3,263,728
   ----------   ----        -------   ----            ------   ----           -----------   ----------
   $2,274,717    $--        $12,747    $--            $2,638    $--           $        --   $2,522,611
   ==========   ====        =======   ====            ======   ====           ===========   ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                  STATEMENT OF CHANGES IN NET ASSETS-CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                        CITISELECT(R)VIP           CITISELECT(R)VIP          CITISELECT(R)VIP
                                                       FOLIO 300 BALANCED          FOLIO 400 GROWTH        FOLIO 500 GROWTH PLUS
                                                    ------------------------   ------------------------   ----------------------
                                                       2001          2000         2001          2000         2001       2000
                                                    -----------   ----------   -----------   ----------   ---------   ----------
OPERATIONS:
   Net investment income (loss) .................   $   148,698   $  210,256   $    41,460   $   72,735   $  10,917   $   41,617
   Realized gain (loss) .........................      (340,841)      (1,309)     (155,037)      21,534     (86,352)     (78,199)
   Change in unrealized gain (loss)
      on investments ............................        32,871     (151,652)        4,084      (83,194)     13,112       26,438
                                                    -----------   ----------   -----------   ----------   ---------   ----------

      Net increase (decrease) in net assets
         resulting from operations ..............      (159,272)      57,295      (109,493)      11,075     (62,323)     (10,144)
                                                    -----------   ----------   -----------   ----------   ---------   ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................        27,317          (81)        5,393        8,794       3,052        5,007
   Participant transfers from other
      Travelers accounts ........................         1,950       58,739            --        7,506       2,168        1,646
   Administrative charges .......................          (293)        (623)         (305)        (365)       (182)        (287)
   Contract surrenders ..........................      (276,677)    (233,287)      (14,113)    (343,130)    (35,730)     (32,424)
   Participant transfers to other
      Travelers accounts ........................    (3,158,949)    (422,399)   (1,552,351)    (153,003)   (615,443)    (422,313)
   Other payments to participants ...............            --           --            --           --          --           --
                                                    -----------   ----------   -----------   ----------   ---------   ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......    (3,406,652)    (597,651)   (1,561,376)    (480,198)   (646,135)    (448,371)
                                                    -----------   ----------   -----------   ----------   ---------   ----------

         Net increase (decrease) in net assets ..    (3,565,924)    (540,356)   (1,670,869)    (469,123)   (708,458)    (458,515)

NET ASSETS:
      Beginning of year .........................     3,565,924    4,106,280     1,670,869    2,139,992     708,458    1,166,973
                                                    -----------   ----------   -----------   ----------   ---------   ----------
      End of year ...............................   $        --   $3,565,924   $        --   $1,670,869   $      --   $  708,458
                                                    ===========   ==========   ===========   ==========   =========   ==========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                  STATEMENT OF CHANGES IN NET ASSETS-CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

 SMITH BARNEY SMALL CAP
  GROWTH OPPORTUNITIES    EQUITY-INCOME PORTFOLIO -       GROWTH PORTFOLIO-         HIGH INCOME PORTFOLIO-
       PORTFOLIO                INITIAL CLASS               INITIAL CLASS               INITIAL CLASS
-----------------------   -------------------------   -------------------------   -------------------------
   2001         2000         2001           2000         2001          2000           2001         2000
----------   ----------   -----------   -----------   -----------   -----------   -----------   -----------

$  (12,020)  $   69,059   $    67,128   $   697,087   $   (88,642)  $ 1,226,002   $   353,561   $   253,898
   117,195       26,672       337,746       (29,673)       54,947       436,733      (475,521)     (181,404)

  (292,078)     (68,077)   (1,021,094)       (7,576)   (2,005,396)   (3,207,422)     (224,074)   (1,077,543)
----------   ----------   -----------   -----------   -----------   -----------   -----------   -----------


  (186,903)      27,654      (616,220)      659,838    (2,039,091)   (1,544,687)     (346,034)   (1,005,049)
----------   ----------   -----------   -----------   -----------   -----------   -----------   -----------


   115,784      303,825       214,702       320,267       295,351       358,706         7,314       142,308

   296,462      122,836       378,913       534,795       342,710     2,463,797        93,651       264,602
      (283)        (104)       (1,447)         (746)       (1,613)       (1,132)         (382)         (322)
   (49,024)     (24,749)   (1,073,882)     (832,649)   (1,075,882)   (1,018,918)     (374,858)     (393,798)

   (35,625)    (126,623)     (398,647)     (971,675)   (1,211,326)   (1,019,833)     (400,883)     (319,087)
        --           --       (30,061)      (18,929)      (64,125)     (233,103)      (25,348)      (91,779)
----------   ----------   -----------   -----------   -----------   -----------   -----------   -----------


   327,314      275,185      (910,422)     (968,937)   (1,714,885)      549,517      (700,506)     (398,076)
----------   ----------   -----------   -----------   -----------   -----------   -----------   -----------

   140,411      302,839    (1,526,642)     (309,099)   (3,753,976)     (995,170)   (1,046,540)   (1,403,125)


 1,030,238      727,399     9,890,395    10,199,494    11,186,823    12,181,993     3,137,677     4,540,802
----------   ----------   -----------   -----------   -----------   -----------   -----------   -----------
$1,170,649   $1,030,238   $ 8,363,753   $ 9,890,395   $ 7,432,847   $11,186,823   $ 2,091,137   $ 3,137,677
==========   ==========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                                             CONTRAFUND(R)
                                                                                                              PORTFOLIO -
                                                       OVERSEAS PORTFOLIO        CONTRAFUND PORTFOLIO       SERVICE CLASS 2
                                                    -----------------------   -------------------------   -------------------
                                                       2001         2000          2001          2000        2001       2000
                                                    ----------   ----------   -----------   -----------   --------   --------
OPERATIONS:
   Net investment income (loss) .................   $   97,962   $  264,744   $   (15,794)  $ 1,447,795   $ (1,381)  $   (899)
   Realized gain (loss) .........................      (40,817)      14,669        14,590       232,629        243       (109)
   Change in unrealized gain (loss)
      on investments ............................     (629,330)    (942,219)   (1,422,739)   (2,598,537)   (25,972)    (8,079)
                                                    ----------   ----------   -----------   -----------   --------   --------

      Net increase (decrease) in net assets
         resulting from operations ..............     (572,185)    (662,806)   (1,423,943)     (918,113)   (27,110)    (9,087)
                                                    ----------   ----------   -----------   -----------   --------   --------

UNIT TRANSACTIONS:
   Participant purchase payments ................       80,321      173,176        20,035       398,341      7,559     98,472
   Participant transfers from other
      Travelers accounts ........................       16,675      474,898       180,118     1,022,485     56,057     87,852
   Administrative charges .......................         (256)        (104)       (1,598)       (1,104)      (155)        --
   Contract surrenders ..........................     (320,936)    (238,478)   (1,184,219)     (862,513)    (9,178)      (154)
   Participant transfers to other
      Travelers accounts ........................     (184,387)     (52,282)     (586,166)     (489,796)        --         --
   Other payments to participants ...............       (5,395)          --       (18,943)     (274,625)        --         --
                                                    ----------   ----------   -----------   -----------   --------   --------

      Net increase (decrease) in net assets
         resulting from unit transactions .......     (413,978)     357,210    (1,590,773)     (207,212)    54,283    186,170
                                                    ----------   ----------   -----------   -----------   --------   --------

         Net increase (decrease) in net assets ..     (986,163)    (305,596)   (3,014,716)   (1,125,325)    27,173    177,083

NET ASSETS:
   Beginning of year ............................    2,633,620    2,939,216    11,113,637    12,238,962    177,083         --
                                                    ----------   ----------   -----------   -----------   --------   --------
   End of year ..................................   $1,647,457   $2,633,620   $ 8,098,921   $11,113,637   $204,256   $177,083
                                                    ==========   ==========   ===========   ===========   ========   ========

                        See Notes to Finanical Statements

                         CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000


   INDEX 500 PORTFOLIO               COMBINED
-------------------------   ---------------------------
    2001          2000          2001           2000
-----------   -----------   ------------   ------------

$    28,810   $    88,401   $    768,705   $  6,250,282
    (56,589)      633,635        652,172      6,974,326

 (1,984,573)   (2,583,548)   (25,458,557)   (29,959,839)
-----------   -----------   ------------   ------------


 (2,012,352)   (1,861,512)   (24,037,680)   (16,735,231)
-----------   -----------   ------------   ------------


    377,684       185,170      3,484,282     10,106,213

    373,217     1,143,861     21,045,283     34,021,783
     (3,412)       (2,093)       (33,317)       (20,586)
 (1,169,603)     (932,827)   (14,275,944)   (13,862,948)

 (1,199,661)   (1,542,823)   (21,016,509)   (17,662,474)
   (132,379)      (27,440)    (1,268,002)      (998,338)
-----------   -----------   ------------   ------------


 (1,754,154)   (1,176,152)   (12,064,207)    11,583,650
-----------   -----------   ------------   ------------

 (3,766,506)   (3,037,664)   (36,101,887)    (5,151,581)


 15,905,720    18,943,384    159,745,697    164,897,278
-----------   -----------   ------------   ------------
$12,139,214   $15,905,720   $123,643,810   $159,745,697
===========   ===========   ============   ============

                        See Notes to Finanical Statements

                          NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Citicorp Life Variable Annuity Separate Account ("Separate Account CLIC") is a separate account of Citicorp Life Insurance Company ("the Company"), an indirect subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by the company. Separate Account CLIC is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account CLIC includes the CitiVariable Annuity and CitiElite Annuity products.

     Participant purchase payments applied to Separate Account CLIC are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2001, investments comprising Separate Account CLIC were:

         High Yield Bond Trust, Massachusetts business trust, affiliate of The Travelers
         Money Market Portfolio, Massachusetts business trust, affiliate of The Travelers
         AIM Variable Insurance Funds, Inc., Delaware business trust
             AIM V.I. Capital Appreciation Fund
             AIM V.I. Government Securities Fund
             AIM V.I. Growth and Income Fund
             AIM V.I. Growth Fund
             AIM V.I. International Equity Fund
             AIM V.I. Value Fund
             AIM V.I. Balanced Fund *
         Alliance Variable Product Series Fund, Inc., Maryland business trust
             Growth & Income Portfolio - Class B
             Premier Growth Portfolio - Class B *
             Technology Portfolio - Class B
         Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
             Franklin Small Cap Fund - Class 2
             Templeton International Securities Fund - Class 2
         Greenwich Street Series Fund, Massachusetts business trust, affiliate of The Travelers
             Appreciation Portfolio
             Equity Index Portfolio - Class II Shares
             Fundamental Value Portfolio (formerly Total Return Portfolio)
         MFS Variable Insurance Trust, Massachusetts business trust
             MFS Bond Series
             MFS Emerging Growth Series
             MFS Global Governments Series
             MFS Money Market Series
             MFS Research Series
             MFS Total Return Series
         PIMCO Variable Insurance Trust, Massachusetts business trust
             Total Return Bond Portfolio
         Putnam Variable Trust, Massachusetts business trust
             Putnam VT International Growth Fund - Class IB Shares *
             Putnam VT Small Cap Value Fund - Class IB Shares
             Putnam VT Voyager II Fund - Class IB Shares *
         Salomon Brothers Variable Series Fund Inc., Maryland business trust, affiliate of The Travelers
             Capital Fund
             High Yield Bond Fund
             Investors Fund
             Total Return Fund

         Smith Barney Investment Series, Massachusetts business trust, affiliate of The Travelers (formerly Concert
         Investment Series)
             Growth and Income Portfolio (formerly Select Growth and Income Portfolio)
             Smith Barney Government Portfolio
             Smith Barney Large Cap Core Portfolio (formerly Select Growth Portfolio)
             Smith Barney Premier Selections All Cap Growth Portfolio (formerly Select Mid Cap Portfolio)
         The Travelers Series Trust, Massachusetts business trust, affiliate of The Travelers
             Equity Income Portfolio
             Large Cap Portfolio
             MFS Emerging Growth Portfolio
             MFS Mid Cap Growth Portfolio
             MFS Research Portfolio
             Travelers Quality Bond Portfolio
         Travelers Series Fund Inc., Maryland business trust, affiliate of The Travelers
             AIM Capital Appreciation Portfolio
             MFS Total Return Portfolio
             Putnam Diversified Income Portfolio
             Smith Barney Aggressive Growth Portfolio
             International All Cap Growth Portfolio * (formerly Smith Barney International Equity Portfolio)
             Smith Barney Large Cap Value Portfolio
             Smith Barney Large Capitalization Growth Portfolio *
             Smith Barney Mid Cap Core Portfolio *
         Van Kampen Life Investment Trust, Delaware business trust
             Comstock Portfolio Class II Shares *
             Emerging Growth Portfolio Class II Shares
         Variable Annuity Portfolios, Massachusetts business trust, affiliate of The Travelers
             Smith Barney Small Cap Growth Opportunities Portfolio (formerly CitiFunds Small Cap Growth VIP Portfolio)
         Variable Insurance Products Fund, Massachusetts business trust
             Equity-Income Portfolio - Initial Class
             Growth Portfolio - Initial Class
             High Income Portfolio - Initial Class
             Overseas Portfolio
         Variable Insurance Products Fund II, Massachusetts business trust
             Contrafund Portfolio
             Contrafund(R)Portfolio - Service Class 2
             Index 500 Portfolio
         Variable Insurance Products Fund III, Massachusetts business trust
             Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 *

         * No assets for the period

     Not all funds may be available in all states or to all contract owners.

     Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 200 Conservative of Variable Annuity Portfolios were combined into Appreciation Portfolio of Greenwich Street Series Fund. At the effective date, Separate Account CLIC held 254,256 shares of CitiSelect(R) VIP Folio 200 Conservative having a market value of $2,403,298, which were exchanged for 105,919 shares of Appreciation Portfolio equal in value.

     Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 300 Balanced of Variable Annuity Portfolios were combined into Appreciation Portfolio of Greenwich Street Series Fund. At the effective date, Separate Account CLIC held 321,533 shares of CitiSelect(R) VIP Folio 300 Balanced having a market value of $3,005,862, which were exchanged for 132,475 shares of Appreciation Portfolio equal in value.

     Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 400 Growth of Variable Annuity Portfolios were combined into Smith Barney Aggressive Growth Portfolio of Travelers Series Fund Inc. At the effective date, Separate Account CLIC held 163,095 shares of CitiSelect(R) VIP Folio 400 Growth having a market value of $1,504,049, which were exchanged for 109,465 shares of Smith Barney Aggressive Growth Portfolio equal in value.

     Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 500 Growth Plus of Variable Annuity Portfolios were combined into Smith Barney Aggressive Growth Portfolio of Travelers Series Fund Inc. At the effective date, Separate Account CLIC held 79,680 shares of CitiSelect(R) VIP Folio 500 Growth Plus having a market value of $588,173, which were exchanged for 42,807 shares of Smith Barney Aggressive Growth Portfolio equal in value.

     Effective April 27, 2001, the assets of Select Small Cap Portfolio of Concert Investment Series (currently Smith Barney Investment Series) were combined into Smith Barney Small Cap Growth Opportunities Portfolio of Variable Annuity Portfolios. At the effective date, Separate Account CLIC held 18,681 shares of Select Small Cap Portfolio having a market value of $169,904, which were exchanged for 17,127 shares of Smith Barney Small Cap Growth Opportunities Portfolio equal in value.

     The following is a summary of significant accounting policies consistently followed by Separate Account CLIC in the preparation of its financial statements.

     SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date. In 2001, net dividend income and realized gain (loss) distributions were disclosed separately as net investment income and realized gain (loss) on the Statement of Changes in Net Assets. Prior year information has been reclassified for comparative purposes.

     FEDERAL INCOME TAXES. The operations of Separate Account CLIC form a part of the total operations of the company and are not taxed separately. Separate Account CLIC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account CLIC. Separate Account CLIC is not taxed as a "regulated investment company" under Subchapter M of the Code.

     FINANCIAL HIGHLIGHTS. In 2001, Separate Account CLIC adopted the financial highlights disclosure recommended by the AICPA Audit Guide for Investment Companies. It is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each sub-account. As each sub-account offers multiple contract charges, certain information is provided in the form of a range. In certain instances, the range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

     OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments were $31,323,988 and $36,818,407, respectively, for the year ended December 31, 2001. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $146,482,146 at December 31, 2001. Gross unrealized appreciation for all investments at December 31, 2001 was $569,334. Gross unrealized depreciation for all investments at December 31, 2001 was $23,398,406.

3.  CONTRACT CHARGES

     Insurance charges are paid for the mortality and expense risks assumed by the company. Each business day, the company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. For the CitiVariable Annuity contracts issued on or after February 1, 1999, this charge equals, on an annual basis, 1.25% of the amount held in each funding option (Price I in note 4). For the CitiVariable Annuity Contracts issued prior to February 1, 1999, this charge equals, on an annual basis, 0.84% of the amount held in each funding option (Price II in note 4). For the CitiElite annuity products this charge equals, on an annual basis 1.25% of the amount held in each funding option (Price III in note 4).

     Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.15% of the amounts held in each funding option.

     For the CitiVariable Annuity contracts in the accumulation phase with a contract value less than $25,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to the Company to cover contract administrative charges. For the CitiElite Annuity contracts in the accumulation phase, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to the Company to cover contract administrative charges.

     No sales charge is deducted from participant purchase payments when they are received. However, for the CitiVariable Annuity product, the Company generally assesses a contingent deferred sales charge of up to 7% if a participant's purchase payment is surrendered within five years of its payment date. For the CitiElite Annuity product the Company generally assesses a contingent deferred sales charge of up to 7% if a participant's purchase payment is surrendered within seven years of its payment date. Contract surrender payments include $425,555 and $403,702 of contingent deferred sales charges for the years ended December 31, 2001 and 2000, respectively.

4.   NET CONTRACT OWNERS' EQUITY

                                                               DECEMBER 31, 2001
                                                       ----------------------------------
                                                       ACCUMULATION    UNIT       NET
                                                          UNITS       VALUE      ASSETS
                                                       ------------   ------   ----------
High Yield Bond Trust
   Price III .......................................     1,467,489    $1.064   $1,562,035

Money Market Portfolio
   Price III .......................................       455,269     1.094      498,410

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund
      Price I ......................................       154,472     1.855      286,571
      Price II .....................................     2,317,455     1.890    4,379,687
   AIM V.I. Government Securities Fund
      Price I ......................................       655,677     1.253      821,396
      Price II .....................................     1,498,357     1.268    1,899,567
   AIM V.I. Growth and Income Fund
      Price I ......................................       354,633     1.261      447,122
      Price II .....................................     2,939,164     1.284    3,775,020
   AIM V.I. Growth Fund
      Price I ......................................       201,269     1.087      218,856
      Price II .....................................     1,045,330     1.108    1,157,928
   AIM V.I. International Equity Fund
      Price I ......................................       241,606     0.995      240,332
      Price II .....................................     3,767,284     1.013    3,817,492
   AIM V.I. Value Fund
      Price I ......................................       891,514     1.438    1,281,859
      Price II .....................................     6,482,340     1.465    9,494,811
      Price III ....................................     1,021,639     0.698      713,231

Alliance Variable Product Series Fund, Inc.
   Growth & Income Portfolio - Class B
      Price I ......................................            --     0.934           --
      Price II .....................................            --     0.937           --
      Price III ....................................        10,009     0.934        9,348
   Technology Portfolio - Class B
      Price III ....................................       545,479     0.477      260,275

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2
      Price III ....................................       483,621     1.105      534,992
   Templeton International Securities Fund - Class 2
      Price III ....................................     1,312,710     0.921    1,210,516

Greenwich Street Series Fund
   Appreciation Portfolio
      Price I ......................................        43,987     0.993       43,700
      Price II .....................................     4,634,667     0.997    4,619,618
      Price III ....................................       136,510     0.993      135,619
   Equity Index Portfolio - Class II Shares
      Price III ....................................       264,772     2.756      729,589

                                                               DECEMBER 31, 2001
                                                       ----------------------------------
                                                       ACCUMULATION    UNIT       NET
                                                          UNITS       VALUE      ASSETS
                                                       ------------   ------   ----------
Greenwich Street Series Fund (continued)
   Fundamental Value Portfolio
      Price I .....................................             --    $0.927   $       --
      Price II ....................................             --     0.930           --
      Price III ...................................         56,243     0.927       52,133

MFS Variable Insurance Trust
   MFS Bond Series
      Price I .....................................        507,991     1.277      648,657
      Price II ....................................      1,952,830     1.292    2,523,507
   MFS Emerging Growth Series
      Price I .....................................        589,179     1.394      821,023
      Price II ....................................      4,300,995     1.420    6,105,546
   MFS Global Governments Series
      Price I .....................................         24,515     1.202       29,470
      Price II ....................................        334,827     1.217      407,329
   MFS Money Market Series
      Price I .....................................        424,409     1.253      531,592
      Price II ....................................      2,145,402     1.268    2,719,405
   MFS Research Series
      Price I .....................................        305,506     1.245      380,416
      Price II ....................................      3,225,749     1.269    4,091,787
   MFS Total Return Series
      Price I .....................................        488,536     1.488      726,791
      Price II ....................................      3,992,485     1.506    6,010,876

PIMCO Variable Insurance Trust
   Total Return Bond Portfolio
      Price I .....................................             --     1.055           --
      Price II ....................................             --     1.058           --
      Price III ...................................         87,237     1.055       92,033

Putnam Variable Trust
   Putnam VT Small Cap Value Fund - Class IB Shares
      Price I .....................................             --     1.101           --
      Price II ....................................             --     1.104           --
      Price III ...................................         12,635     1.101       13,913

Salomon Brothers Variable Series Funds Inc.
   Capital Fund
      Price III ...................................      1,332,363     1.301    1,733,036
   High Yield Bond Fund
      Price III ...................................        252,277     1.049      264,636
   Investors Fund
      Price III ...................................      1,579,948     1.089    1,719,963
   Total Return Fund
      Price III ...................................        845,158     1.016      858,736

                                                                      DECEMBER 31, 2001
                                                              ----------------------------------
                                                              ACCUMULATION    UNIT       NET
                                                                 UNITS       VALUE      ASSETS
                                                              ------------   ------   ----------
Smith Barney Investment Series
   Growth and Income Portfolio
      Price III ...........................................      317,608     $0.873   $  277,119
   Smith Barney Government Portfolio
      Price III ...........................................       46,643      1.160       54,106
   Smith Barney Large Cap Core Portfolio
      Price III ...........................................      337,303      0.932      314,187
   Smith Barney Premier Selections All Cap Growth Portfolio
      Price III ...........................................      221,520      1.171      259,310

The Travelers Series Trust
   Equity Income Portfolio
      Price III ...........................................       46,932      1.003       47,066
   Large Cap Portfolio
      Price III ...........................................    4,070,595      0.842    3,429,022
   MFS Emerging Growth Portfolio
      Price III ...........................................      866,514      0.510      441,487
   MFS Mid Cap Growth Portfolio
      Price III ...........................................    1,442,243      1.275    1,838,276
   MFS Research Portfolio
      Price III ...........................................      956,644      0.859      821,456
   Travelers Quality Bond Portfolio
      Price III ...........................................      662,525      1.122      743,038

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio
      Price III ...........................................    1,804,611      0.926    1,669,573
   MFS Total Return Portfolio
      Price III ...........................................    1,450,826      1.119    1,623,413
   Putnam Diversified Income Portfolio
      Price III ...........................................      804,377      1.018      818,598
   Smith Barney Aggressive Growth Portfolio
      Price I .............................................       24,662      1.042       25,707
      Price II ............................................    2,094,584      1.046    2,190,572
      Price III ...........................................       56,062      1.042       58,438
   Smith Barney Large Cap Value Portfolio
      Price I .............................................           --      0.917           --
      Price II ............................................           --      0.920           --
      Price III ...........................................       13,899      0.917       12,747

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares
      Price I .............................................           --      0.822           --
      Price II ............................................           --      0.824           --
      Price III ...........................................        3,211      0.822        2,638

                                                                     DECEMBER 31, 2001
                                                           ------------------------------------
                                                           ACCUMULATION    UNIT        NET
                                                              UNITS        VALUE      ASSETS
                                                           ------------   ------   ------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
      Price I ..........................................         1,182    $1.262   $      1,491
      Price II .........................................       584,461     1.285        751,247
      Price III ........................................       325,040     1.286        417,911

Variable Insurance Products Fund
   Equity-Income Portfolio - Initial Class
      Price I ..........................................       593,715     1.402        832,459
      Price II .........................................     5,272,769     1.428      7,531,294
   Growth Portfolio - Initial Class
      Price I ..........................................       721,680     2.386      1,721,733
      Price II .........................................     2,349,933     2.430      5,711,114
   High Income Portfolio - Initial Class
      Price I ..........................................       383,363     0.764        293,016
      Price II .........................................     2,324,636     0.774      1,798,121
   Overseas Portfolio
      Price I ..........................................       182,342     1.050        191,452
      Price II .........................................     1,361,265     1.070      1,456,005

Variable Insurance Products Fund II
   Contrafund Portfolio
      Price I ..........................................       808,996     1.508      1,220,178
      Price II .........................................     4,476,999     1.536      6,878,743
   Contrafund(R)Portfolio - Service Class 2
      Price III ........................................       253,045     0.807        204,256
   Index 500 Portfolio
      Price I ..........................................       874,488     1.436      1,255,714
      Price II .........................................     7,440,229     1.463     10,883,500
                                                                                   ------------

Net Contract Owners' Equity ............................                           $123,643,810
                                                                                   ============

5.   STATEMENT OF INVESTMENTS

                                                                                   FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                            -------------------------------------------------

                                                                             NO. OF        MARKET      COST OF      PROCEEDS
                                                                             SHARES        VALUE      PURCHASES    FROM SALES
                                                                            ---------   -----------   ----------   ----------
INVESTMENTS
   HIGH YIELD BOND TRUST (1.3%)
      Total (Cost $1,591,725)                                                 172,811   $ 1,562,214   $  210,764   $   99,444
                                                                            ---------   -----------   ----------   ----------

   MONEY MARKET PORTFOLIO (0.4%)
      Total (Cost $498,044)                                                   498,044       498,044      737,046      558,032
                                                                            ---------   -----------   ----------   ----------

   AIM VARIABLE INSURANCE FUNDS, INC. (23.1%)
      AIM V.I. Capital Appreciation Fund (Cost $5,725,314)                    214,855     4,666,654      880,900    1,072,846
      AIM V.I. Government Securities Fund (Cost $2,655,798)                   236,011     2,721,211      564,339      429,414
      AIM V.I. Growth and Income Fund (Cost $5,217,218)                       209,035     4,222,505      390,677      880,830
      AIM V.I. Growth Fund (Cost $2,228,327)                                   84,111     1,376,904       61,641      418,753
      AIM V.I. International Equity Fund (Cost $5,623,325)                    272,177     4,058,166      269,790    1,256,086
      AIM V.I. Value Fund (Cost $13,410,420)                                  492,116    11,490,913      873,141    2,119,368
                                                                            ---------   -----------   ----------   ----------
         Total (Cost $34,860,402)                                           1,508,305    28,536,353    3,040,488    6,177,297
                                                                            ---------   -----------   ----------   ----------

   ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (0.2%)
      Growth & Income Portfolio - Class B (Cost $10,322)                          424         9,349       10,464          132
      Technology Portfolio - Class B (Cost $433,755)                           15,178       260,306      150,128       42,725
                                                                            ---------   -----------   ----------   ----------
         Total (Cost $444,077)                                                 15,602       269,655      160,592       42,857
                                                                            ---------   -----------   ----------   ----------

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.4%)
      Franklin Small Cap Fund - Class 2 (Cost $712,257)                        29,947       534,560       89,539      193,645
      Templeton International Securities Fund - Class 2 (Cost $1,836,918)     103,047     1,209,772      518,269      191,052
                                                                            ---------   -----------   ----------   ----------
         Total (Cost $2,549,175)                                              132,994     1,744,332      607,808      384,697
                                                                            ---------   -----------   ----------   ----------

   GREENWICH STREET SERIES FUND (4.5%)
      Appreciation Portfolio (Cost $5,016,296)                                221,576     4,799,336    5,765,843      729,974
      Equity Index Portfolio - Class II Shares (Cost $889,874)                 25,903       729,674      132,995      248,502
      Fundamental Value Portfolio (Cost $57,202)                                2,733        52,140       58,404        1,024
                                                                            ---------   -----------   ----------   ----------
         Total (Cost $5,963,372)                                              250,212     5,581,150    5,957,242      979,500
                                                                            ---------   -----------   ----------   ----------

  MFS VARIABLE INSURANCE TRUST (20.2%)
      MFS Bond Series (Cost $3,088,886)                                       275,386     3,172,442    1,128,940      586,917
      MFS Emerging Growth Series (Cost $9,405,485)                            385,271     6,927,170      807,922    2,132,179
      MFS Global Governments Series (Cost $445,114)                            43,294       436,835       47,432       29,522
      MFS Money Market Series (Cost $3,250,999)                             3,250,999     3,250,999    3,004,044    1,785,373
      MFS Research Series (Cost $5,718,012)                                   312,331     4,472,586      843,074    1,125,947
      MFS Total Return Series (Cost $6,477,242)                               362,076     6,738,241    1,456,663    1,037,012
                                                                            ---------   -----------   ----------   ----------
         Total (Cost $28,385,738)                                           4,629,357    24,998,273    7,288,075    6,696,950
                                                                            ---------   -----------   ----------   ----------

   PIMCO VARIABLE INSURANCE TRUST (0.1%)
      Total Return Bond Portfolio
         Total (Cost $95,977)                                                   9,307        92,044       96,167          184
                                                                            ---------   -----------   ----------   ----------

   PUTNAM VARIABLE TRUST (0.0%)
      Putnam VT Small Cap Value Fund - Class IB Shares
         Total (Cost $12,868)                                                     926        13,914       12,987          119
                                                                            ---------   -----------   ----------   ----------

                                                                        FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                   ----------------------------------------------
                                                                   NO. OF      MARKET      COST OF      PROCEEDS
                                                                   SHARES      VALUE      PURCHASES    FROM SALES
                                                                   -------   ----------   ----------   ----------
   SALOMON BROTHERS VARIABLE SERIES FUND INC. (3.7%)
      Capital Fund (Cost $1,692,592)                               114,784   $1,733,236   $  557,693   $  327,875
      High Yield Bond Fund (Cost $299,778)                          32,554      264,666       58,327       48,547
      Investors Fund (Cost $1,673,912)                             134,493    1,720,163      313,180      202,919
      Total Return Fund (Cost $859,016)                             82,660      858,835      211,322       77,637
                                                                   -------   ----------   ----------   ----------
         Total (Cost $4,525,298)                                   364,491    4,576,900    1,140,522      656,978
                                                                   -------   ----------   ----------   ----------

   SMITH BARNEY INVESTMENT SERIES (0.7%)
      Growth and Income Portfolio (Cost $321,984)                   31,106      277,152       11,205      117,048
      Smith Barney Government Portfolio (Cost $50,499)               4,840       54,112        2,913       24,574
      Select Small Cap Portfolio (Cost $0)                              --           --       53,445      170,690
      Smith Barney Large Cap Core Portfolio (Cost $383,910)         32,766      314,224       14,088      252,306
      Smith Barney Premier Selections All Cap
         Growth Portfolio (Cost $279,400)                           21,612      259,340       53,465      130,938
                                                                   -------   ----------   ----------   ----------
            Total (Cost $1,035,793)                                 90,324      904,828      135,116      695,556
                                                                   -------   ----------   ----------   ----------

   THE TRAVELERS SERIES TRUST (5.9%)
      Equity Income Portfolio (Cost $50,004)                         3,140       47,071       36,577        2,727
      Large Cap Portfolio (Cost $4,900,857)                        248,149    3,429,421      250,448      509,605
      MFS Emerging Growth Portfolio (Cost $769,385)                 40,103      441,539      348,507       46,055
      MFS Mid Cap Growth Portfolio (Cost $2,772,113)               187,410    1,838,491      727,606      346,985
      MFS Research Portfolio (Cost $1,107,910)                      93,677      821,551      370,713      334,223
      Travelers Quality Bond Portfolio (Cost $714,007)              65,243      743,123      246,390      255,653
                                                                   -------   ----------   ----------   ----------
         Total (Cost $10,314,276)                                  637,722    7,321,196    1,980,241    1,495,248
                                                                   -------   ----------   ----------   ----------

   TRAVELERS SERIES FUND INC. (5.2%)
      AIM Capital Appreciation Portfolio (Cost $2,786,283)         163,382    1,669,767      866,810      302,482
      MFS Total Return Portfolio (Cost $1,585,311)                  97,338    1,623,600      375,334      404,209
      Putnam Diversified Income Portfolio (Cost $882,598)           81,624      818,692      138,590       70,835
      Smith Barney Aggressive Growth Portfolio (Cost $2,322,611)   169,516    2,274,909    2,445,620      119,259
      Smith Barney Large Cap Value Portfolio (Cost $12,343)            686       12,748       12,377           34
                                                                   -------   ----------   ----------   ----------
         Total (Cost $7,589,146)                                   512,546    6,399,716    3,838,731      896,819
                                                                   -------   ----------   ----------   ----------

   VAN KAMPEN LIFE INVESTMENT TRUST (0.0%)
      Emerging Growth Portfolio - Class II Shares
         Total (Cost $2,787)                                            93        2,638        2,809           19
                                                                   -------   ----------   ----------   ----------

   VARIABLE ANNUITY PORTFOLIOS (0.9%)
      CitiSelect(R)VIP Folio 200 Conservative (Cost $0)                 --           --      184,366    2,504,886
      CitiSelect(R)VIP Folio 300 Balanced (Cost $0)                     --           --      284,102    3,440,148
      CitiSelect(R)VIP Folio 400 Growth (Cost $0)                       --           --      135,025    1,579,238
      CitiSelect(R)VIP Folio 500 Growth Plus (Cost $0)                  --           --       66,617      653,247
      Smith Barney Small Cap Growth Opportunities
         Portfolio (Cost $1,412,357)                               122,593    1,170,760      544,532       95,944
                                                                   -------   ----------   ----------   ----------
            Total (Cost $1,412,357)                                122,593    1,170,760    1,214,642    8,273,463
                                                                   -------   ----------   ----------   ----------

                                                                          FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                  ----------------------------------------------------
                                                                   NO. OF        MARKET        COST OF      PROCEEDS
                                                                   SHARES        VALUE        PURCHASES    FROM SALES
                                                                  ---------   ------------   -----------   -----------
   VARIABLE INSURANCE PRODUCTS FUND (15.8%)
      Equity-Income Portfolio - Initial Class (Cost $8,946,504)     367,669   $  8,364,467   $ 1,205,908   $ 1,597,944
      Growth Portfolio - Initial Class (Cost $9,768,420)            221,170      7,433,519     1,379,880     2,470,885
      High Income Portfolio - Initial Class (Cost $3,498,886)       326,258      2,091,316       494,443       842,085
      Overseas Portfolio (Cost $2,480,147)                          118,703      1,647,597       408,135       534,911
                                                                  ---------   ------------   -----------   -----------
      Total (Cost $24,693,957)                                    1,033,800     19,536,899     3,488,366     5,445,825
                                                                  ---------   ------------   -----------   -----------

   VARIABLE INSURANCE PRODUCTS FUND II (16.6%)
      Contrafund Portfolio (Cost $9,446,778)                        402,366      8,099,625       535,920     1,867,332
      Contrafund(R)Portfolio - Service Class 2 (Cost $238,331)       10,214        204,279        85,051        27,344
      Index 500 Portfolio (Cost $12,822,045)                         93,336     12,140,254       791,421     2,520,743
                                                                  ---------   ------------   -----------   -----------
         Total (Cost $22,507,154)                                   505,916     20,444,158     1,412,392     4,415,419
                                                                  ---------   ------------   -----------   -----------

TOTAL INVESTMENTS (100%)
   (COST $146,482,146)                                                        $123,653,074   $31,323,988   $36,818,407
                                                                              ============   ===========   ===========

6.   FINANCIAL HIGHLIGHTS

                                                       FOR THE YEAR ENDED DECEMBER 31, 2001
                                               ------------------------------------------------------
                                                UNITS      UNIT VALUE       NET ASSETS    INVESTMENT
                                               (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO
                                               ------   -----------------   ----------   ------------
HIGH YIELD BOND TRUST                           1,467    $         1.064     $ 1,562        5.93%
MONEY MARKET PORTFOLIO                            455              1.094         498        3.72%
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Capital Appreciation Fund           2,472     1.855 to 1.890       4,666          --
   AIM V.I. Government Securities Fund          2,154     1.253 to 1.268       2,721        3.09%
   AIM V.I. Growth and Income Fund              3,294     1.261 to 1.284       4,222        0.04%
   AIM V.I. Growth Fund                         1,247     1.087 to 1.108       1,377        0.19%
   AIM V.I. International Equity Fund           4,009     0.995 to 1.013       4,058        0.28%
   AIM V.I. Value Fund                          8,395     0.698 to 1.465      11,490        0.12%
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
   Growth & Income Portfolio - Class B             10              0.934           9        0.56%
   Technology Portfolio - Class B                 545              0.477         260          --
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
   Franklin Small Cap Fund - Class 2              484              1.105         535        0.39%
   Templeton International Securities Fund -
      Class 2                                   1,313              0.921       1,211        2.98%
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                       4,815     0.993 to 0.997       4,799        1.13%
   Equity Index Portfolio - Class II Shares       265              2.756         730        0.67%
   Fundamental Value Portfolio                     56              0.927          52        0.68%
MFS VARIABLE INSURANCE TRUST
   MFS Bond Series                              2,461     1.277 to 1.292       3,172        5.96%
   MFS Emerging Growth Series                   4,890     1.394 to 1.420       6,927          --
   MFS Gobal Governments Series                   359     1.202 to 1.217         437        3.70%
   MFS Money Market Series                      2,570     1.253 to 1.268       3,251        3.49%
   MFS Research Series                          3,531     1.245 to 1.269       4,472        0.01%
   MFS Total Return Series                      4,481     1.488 to 1.506       6,738        2.15%
PIMCO VARIABLE INSURANCE TRUST
   Total Return Bond Portfolio                     87              1.055          92        0.83%
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund -
      Class IB Shares                              13              1.101          14          --
SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Capital Fund                                 1,332              1.301       1,733        0.70%
   High Yield Bond Fund                           252              1.049         265        7.75%
   Investors Fund                               1,580              1.089       1,720        0.73%
   Total Return Fund                              845              1.016         859        2.31%
SMITH BARNEY INVESTMENT SERIES
   Growth and Income Portfolio                    318              0.873         277          --
   Smith Barney Government Portfolio               47              1.160          54          --
   Smith Barney Large Cap Core Portfolio          337              0.932         314          --
   Smith Barney Premier Selections All Cap
      Growth Portfolio                            222              1.171         259          --

                                                FOR THE YEAR ENDED DECEMBER 31, 2001
                                               --------------------------------------
                                                 EXPENSE RATIO        TOTAL RETURN
                                               LOWEST TO HIGHEST   LOWEST TO HIGHEST*
                                               -----------------   ------------------
HIGH YIELD BOND TRUST                                     1.40%                  8.02%
MONEY MARKET PORTFOLIO                                    1.40%                  2.24%
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Capital Appreciation Fund            0.99% to 1.40%    (24.38%) to (24.04%)
   AIM V.I. Government Securities Fund           0.99% to 1.40%         4.94% to 5.40%
   AIM V.I. Growth and Income Fund               0.99% to 1.40%    (23.90%) to (23.62%)
   AIM V.I. Growth Fund                          0.99% to 1.40%    (34.83%) to (34.52%)
   AIM V.I. International Equity Fund            0.99% to 1.40%    (24.56%) to (24.35%)
   AIM V.I. Value Fund                           0.99% to 1.40%    (13.83%) to (13.42%)
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
   Growth & Income Portfolio - Class B                    1.40%                 (6.04%)
   Technology Portfolio - Class B                         1.40%                (26.50%)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
   Franklin Small Cap Fund - Class 2                      1.40%                (16.48%)
   Templeton International Securities Fund -
      Class 2                                             1.40%                (17.25%)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                        0.99% to 1.40%      (4.43%) to (4.13%)
   Equity Index Portfolio - Class II Shares               1.40%                (13.58%)
   Fundamental Value Portfolio                            1.40%                 (7.11%)
MFS VARIABLE INSURANCE TRUST
   MFS Bond Series                               0.99% to 1.40%         7.22% to 7.58%
   MFS Emerging Growth Series                    0.99% to 1.40%    (34.40%) to (34.14%)
   MFS Gobal Governments Series                  0.99% to 1.40%         3.26% to 3.75%
   MFS Money Market Series                       0.99% to 1.40%         2.29% to 2.76%
   MFS Research Series                           0.99% to 1.40%    (22.38%) to (22.00%)
   MFS Total Return Series                       0.99% to 1.40%      (1.13%) to (0.73%)
PIMCO VARIABLE INSURANCE TRUST
   Total Return Bond Portfolio                            1.40%                 (0.28%)
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund -
      Class IB Shares                                     1.40%                  7.10%
SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Capital Fund                                           1.40%                  0.46%
   High Yield Bond Fund                                   1.40%                  3.66%
   Investors Fund                                         1.40%                 (5.47%)
   Total Return Fund                                      1.40%                 (2.21%)
SMITH BARNEY INVESTMENT SERIES
   Growth and Income Portfolio                            1.40%                (12.00%)
   Smith Barney Government Portfolio                      1.40%                  4.41%
   Smith Barney Large Cap Core Portfolio                  1.40%                (15.66%)
   Smith Barney Premier Selections All Cap
      Growth Portfolio                                    1.40%                (15.33%)

                                                         FOR THE YEAR ENDED DECEMBER 31, 2001
                                                 ------------------------------------------------------
                                                 UNITS       UNIT VALUE       NET ASSETS    INVESTMENT
                                                 (000S)   LOWEST TO HIGHEST    (000S)      INCOME RATIO
                                                 ------   -----------------   ----------   ------------

THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                          47     $         1.003      $    47        1.22%
   Large Cap Portfolio                           4,071               0.842        3,429        0.46%
   MFS Emerging Growth Portfolio                   867               0.510          441          --
   MFS Mid Cap Growth Portfolio                  1,442               1.275        1,838          --
   MFS Research Portfolio                          957               0.859          821        0.04%
   Travelers Quality Bond Portfolio                663               1.122          743        3.23%
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio            1,805               0.926        1,670          --
   MFS Total Return Portfolio                    1,451               1.119        1,623        2.87%
   Putnam Diversified Income Portfolio             804               1.018          819        7.80%
   Smith Barney Aggressive Growth Portfolio      2,175      1.042 to 1.046        2,275          --
   Smith Barney Large Cap Value Portfolio           14               0.917           13          --
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio - Class II Shares       3               0.822            3          --
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth Opportunities
      Portfolio                                    911      1.262 to 1.286        1,171          --
VARIABLE INSURANCE PRODUCTS FUND
   Equity-Income Portfolio - Initial Class       5,866      1.402 to 1.428        8,364        1.77%
   Growth Portfolio - Intial Class               3,072      2.386 to 2.430        7,433        0.09%
   High Income Portfolio - Initial Class         2,708      0.764 to 0.774        2,091       14.68%
   Overseas Portfolio                            1,544      1.050 to 1.070        1,647        5.62%
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio                          5,286      1.508 to 1.536        8,099        0.88%
   Contrafund(R)Portfolio - Service Class 2        253               0.807          204        0.68%
   Index 500 Portfolio                           8,315      1.436 to 1.463       12,139        1.25%

                                                  FOR THE YEAR ENDED DECEMBER 31, 2001
                                                 --------------------------------------
                                                   EXPENSE RATIO       TOTAL RETURN
                                                 LOWEST TO HIGHEST   LOWEST TO HIGHEST*
                                                 -----------------   ------------------

THE TRAVELERS SERIES TRUST                                  1.40%                 (7.90%)
   Equity Income Portfolio                                  1.40%                (18.49%)
   Large Cap Portfolio                                      1.40%                (37.04%)
   MFS Emerging Growth Portfolio                            1.40%                (24.73%)
   MFS Mid Cap Growth Portfolio                             1.40%                (23.51%)
   MFS Research Portfolio                                   1.40%                  5.65%
   Travelers Quality Bond Portfolio
TRAVELERS SERIES FUND INC.                                  1.40%                (24.84%)
   AIM Capital Appreciation Portfolio                       1.40%                 (1.41%)
   MFS Total Return Portfolio                               1.40%                  2.83%
   Putnam Diversified Income Portfolio             0.99% to 1.40%      (9.23%) to (2.97%)
   Smith Barney Aggressive Growth Portfolio                 1.40%                  2.92%
   Smith Barney Large Cap Value Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST                            1.40%                 (5.95%)
   Emerging Growth Portfolio - Class II Shares
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth Opportunities     0.99% to 1.40%    (17.35%) to (17.10%)
      Portfolio
VARIABLE INSURANCE PRODUCTS FUND                   0.99% to 1.40%      (6.28%) to (5.93%)
   Equity-Income Portfolio - Initial Class         0.99% to 1.40%    (18.79%) to (18.48%)
   Growth Portfolio - Intial Class                 0.99% to 1.40%    (12.98%) to (12.54%)
   High Income Portfolio - Initial Class           0.99% to 1.40%    (22.28%) to (21.90%)
   Overseas Portfolio
VARIABLE INSURANCE PRODUCTS FUND II                0.99% to 1.40%    (13.48%) to (13.12%)
   Contrafund Portfolio                                     1.40%                (13.69%)
   Contrafund(R)Portfolio - Service Class 2        0.99% to 1.40%    (13.34%) to (12.97%)
   Index 500 Portfolio

* Total return lowest and highest range displayed is calculated from the beginning of the fiscal year to the end of the fiscal year except where a unit value inception date occurred during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                                    AIM V.I. CAPITAL APPRECIATION
                                                   HIGH YIELD BOND TRUST   MONEY MARKET PORTFOLIO               FUND
                                                   ---------------------   ----------------------   -----------------------------
                                                     2001        2000         2001       2000             2001        2000
                                                   ---------   ---------    --------   --------         ---------   ---------
Accumulation units beginning of year ...........   1,423,193     387,819     298,796    103,494         2,743,394   2,525,235
Accumulation units purchased and
   transferred from other Travelers accounts ...     119,096   1,055,698     665,637    454,146           227,442     515,331
Accumulation units redeemed and
   transferred to other Travelers accounts .....     (74,800)    (20,324)   (509,164)  (258,844)         (498,909)   (297,172)
                                                   ---------   ---------    --------   --------         ---------   ---------
Accumulation units end of year .................   1,467,489   1,423,193     455,269    298,796         2,471,927   2,743,394
                                                   =========   =========    ========   ========         =========   =========

                                                    AIM V.I. GOVERNMENT     FAIM V.I. GROWTH AND
                                                      SECURITIES FUND           INCOME FUND          AIM V.I. GROWTH FUND
                                                   ---------------------   ----------------------   ---------------------
                                                     2001        2000        2001         2000        2001        2000
                                                   ---------   ---------   ---------   ----------   ---------   ---------
Accumulation units beginning of year ...........   2,089,167   2,191,298   3,639,673    4,071,059   1,516,364   1,429,474
Accumulation units purchased and
   transferred from other Travelers accounts ...     402,808     331,529     290,262      583,482      52,179     279,929
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (337,941)   (433,660)   (636,138)  (1,014,868)   (321,944)   (193,039)
                                                   ---------   ---------   ---------   ----------   ---------   ---------
Accumulation units end of year .................   2,154,034   2,089,167   3,293,797    3,639,673   1,246,599   1,516,364
                                                   =========   =========   =========   ==========   =========   =========

                                                   AIM V.I. INTERNATIONAL                              GROWTH & INCOME
                                                        EQUITY FUND           AIM V.I. VALUE FUND     PORTFOLIO - CLASS B
                                                   ----------------------   -----------------------   -------------------
                                                      2001        2000         2001         2000          2001    2000
                                                   ----------   ---------   ----------   ----------      ------   ----
Accumulation units beginning of year ...........    4,965,435   4,437,266    9,121,963    8,265,744          --     --
Accumulation units purchased and
   transferred from other Travelers accounts ...      151,950   1,048,105      720,402    1,884,699      10,059     --
Accumulation units redeemed and
   transferred to other Travelers accounts .....   (1,108,495)   (519,936)  (1,446,872)  (1,028,480)        (50)    --
                                                   ----------   ---------   ----------   ----------      ------   ----
Accumulation units end of year .................    4,008,890   4,965,435    8,395,493    9,121,963      10,009     --
                                                   ==========   =========   ==========   ==========      ======   ====

                                                                                                TEMPLETON INTERNATIONAL
                                                       TECHNOLOGY         FRANKLIN SMALL CAP        SECURITIES FUND -
                                                   PORTFOLIO - CLASS B      FUND - CLASS 2             CLASS 2
                                                   -------------------   -------------------   ------------------------
                                                     2001       2000       2001       2000        2001        2000
                                                    -------   --------   --------   --------    ---------   ---------
Accumulation units beginning of year ...........    412,584        --     582,662    353,953    1,320,869     523,110
Accumulation units purchased and
   transferred from other Travelers accounts ...    199,420   414,145      82,280    849,907      172,776   1,009,650
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (66,525)   (1,561)   (181,321)  (621,198)    (180,935)   (211,891)
                                                    -------   -------    --------   --------    ---------   ---------
Accumulation units end of year .................    545,479   412,584     483,621    582,662    1,312,710   1,320,869
                                                    =======   =======    ========   ========    =========   =========

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                                            EQUITY INDEX PORTFOLIO -
                                                   APPRECIATION PORTFOLIO      CLASS II SHARES          FUNDAMENTAL VALUE PORTFOLIO
                                                   ----------------------   ------------------------   ----------------------------
                                                        2001      2000           2001      2000                2001    2000
                                                      ---------   ----         -------   -------              ------   ----

Accumulation units beginning of year ...........             --     --         303,808    91,908                  --     --
Accumulation units purchased and
   transferred from other Travelers accounts ...      5,517,279     --          42,345   232,417              57,043     --
Accumulation units redeemed and
   transferred to other Travelers accounts .....       (702,115)    --         (81,381)  (20,517)               (800)    --
                                                      ---------   ----         -------   -------              ------   ----
Accumulation units end of year .................      4,815,164     --         264,772   303,808              56,243     --
                                                      =========   ====         =======   =======              ======   ====

                                                                                                        MFS GLOBAL GOVERNMENTS
                                                       MFS BOND SERIES     MFS EMERGING GROWTH SERIES           SERIES
                                                   ---------------------   --------------------------   ----------------------
                                                      2001        2000         2001         2000            2001      2000
                                                   ---------   ---------    ----------   ----------       -------   -------

Accumulation units beginning of year ...........   2,138,776   2,813,297     6,055,704    5,535,649       354,303   365,670
Accumulation units purchased and
   transferred from other Travelers accounts ...     804,388     100,183       168,907    1,524,085        23,700    52,822
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (482,343)   (774,704)   (1,334,437)  (1,004,030)      (18,661)  (64,189)
                                                   ---------   ---------    ----------   ----------       -------   -------
Accumulation units end of year .................   2,460,821   2,138,776     4,890,174    6,055,704       359,342   354,303
                                                   =========   =========    ==========   ==========       =======   =======

                                                   MFS MONEY MARKET SERIES    MFS RESEARCH SERIES    MFS TOTAL RETURN SERIES
                                                   -----------------------   ---------------------   -----------------------
                                                      2001         2000        2001         2000         2001        2000
                                                   ----------   ----------   ---------   ---------    ---------   ---------

Accumulation units beginning of year ...........    1,656,094    1,809,524   4,296,082   4,591,649    4,407,100   4,716,403
Accumulation units purchased and
   transferred from other Travelers accounts ...    2,689,414    2,640,736      81,213     291,281      803,104     429,560
Accumulation units redeemed and
   transferred to other Travelers accounts .....   (1,775,697)  (2,794,166)   (846,040)   (586,848)    (729,183)   (738,863)
                                                   ----------   ----------   ---------   ---------    ---------   ---------
Accumulation units end of year .................    2,569,811    1,656,094   3,531,255   4,296,082    4,481,021   4,407,100
                                                   ==========   ==========   =========   =========    =========   =========

                                                                                 PUTNAM VT SMALL CAP VALUE
                                                   TOTAL RETURN BOND PORTFOLIO      FUND - CLASS IB SHARES        CAPITAL FUND
                                                   ---------------------------   -------------------------   ---------------------
                                                           2001    2000                 2001    2000            2001        2000
                                                          ------   ----                ------   ----         ---------   ---------

Accumulation units beginning of year ...........              --     --                    --     --         1,175,385     487,552
Accumulation units purchased and
   transferred from other Travelers accounts ...          87,237     --                12,639     --           403,672     797,800
Accumulation units redeemed and
   transferred to other Travelers accounts .....              --     --                    (4)    --          (246,694)   (109,967)
                                                          ------   ----                ------   ----         ---------   ---------
Accumulation units end of year .................          87,237     --                12,635     --         1,332,363   1,175,385
                                                          ======   ====                ======   ====         =========   =========

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                   HIGH YIELD BOND FUND       INVESTORS FUND       TOTAL RETURN FUND
                                                   --------------------   ---------------------   ------------------
                                                      2001      2000         2001        2000       2001      2000
                                                    -------   --------    ---------   ---------   -------   --------

Accumulation units beginning of year ...........    259,135    243,342    1,503,264     880,931   721,355    680,016
Accumulation units purchased and
   transferred from other Travelers accounts ...     35,742    146,223      243,584     860,359   196,692    360,607
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (42,600)  (130,430)    (166,900)   (238,026)  (72,889)  (319,268)
                                                    -------   --------    ---------   ---------   -------   --------
Accumulation units end of year .................    252,277    259,135    1,579,948   1,503,264   845,158    721,355
                                                    =======   ========    =========   =========   =======   ========

                                                                                 SMITH BARNEY GOVERNMENT    SELECT SMALL CAP
                                                   GROWTH AND INCOME PORTFOLIO         PORTFOLIO                PORTFOLIO
                                                   ---------------------------   -----------------------   ------------------
                                                        2001       2000              2001      2000          2001       2000
                                                      --------   --------          -------   --------      --------   -------

Accumulation units beginning of year ...........       422,540    136,745           64,949     22,640       128,642     5,595
Accumulation units purchased and
   transferred from other Travelers accounts ...        14,081    388,313            2,607    143,622        52,294   127,942
Accumulation units redeemed and
   transferred to other Travelers accounts .....      (119,013)  (102,518)         (20,913)  (101,313)     (180,936)   (4,895)
                                                      --------   --------          -------   --------      --------   -------
Accumulation units end of year .................       317,608    422,540           46,643     64,949            --   128,642
                                                      ========   ========          =======   ========      ========   =======

                                                   SMITH BARNEY LARGE CAP CORE   SMITH BARNEY PREMIER SELECTIONS    EQUITY INCOME
                                                           PORTFOLIO                ALL CAP GROWTH PORTFOLIO          PORTFOLIO
                                                   ---------------------------   -------------------------------   ---------------
                                                         2001       2000                 2001       2000            2001     2000
                                                       --------   -------              --------   -------          ------   ------

Accumulation units beginning of year ...........        559,088   186,983               277,463    61,532          15,684       --
Accumulation units purchased and
   transferred from other Travelers accounts ...         61,137   456,823                45,678   229,607          33,843   15,684
Accumulation units redeemed and
   transferred to other Travelers accounts .....       (282,922)  (84,718)             (101,621)  (13,676)         (2,595)      --
                                                       --------   -------              --------   -------          ------   ------
Accumulation units end of year .................        337,303   559,088               221,520   277,463          46,932   15,684
                                                       ========   =======              ========   =======          ======   ======

                                                                                                              MFS MID CAP GROWTH
                                                    LARGE CAP PORTFOLIO     MFS EMERGING GROWTH PORTFOLIO         PORTFOLIO
                                                   ---------------------   ------------------------------   ---------------------
                                                      2001        2000            2001      2000              2001        2000
                                                   ---------   ---------        -------   -------           ---------   ---------

Accumulation units beginning of year ...........   4,306,659   2,109,249        522,047        --           1,473,791     726,744
Accumulation units purchased and
   transferred from other Travelers accounts ...     313,583   2,506,752        437,855   522,881             186,840   1,001,250
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (549,647)   (309,342)       (93,388)     (834)           (218,388)   (254,203)
                                                   ---------   ---------        -------   -------           ---------   ---------
Accumulation units end of year .................   4,070,595   4,306,659        866,514   522,047           1,442,243   1,473,791
                                                   =========   =========        =======   =======           =========   =========

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                      MFS RESEARCH      TRAVELERS QUALITY         AIM CAPITAL
                                                        PORTFOLIO         BOND PORTFOLIO     APPRECIATION PORTFOLIO
                                                  -------------------   ------------------   ----------------------
                                                    2001       2000       2001      2000       2001        2000
                                                  --------   --------   --------   -------   ---------   ---------
Accumulation units beginning of year ..........    992,799    805,920    678,670   323,930   1,733,070     954,495
Accumulation units purchased and
   transferred from other Travelers accounts ..    324,088    448,412    199,537   383,663     382,416   1,192,086
Accumulation units redeemed and
   transferred to other Travelers accounts ....   (360,243)  (261,533)  (215,682)  (28,923)   (310,875)   (413,511)
                                                  --------   --------   --------   -------   ---------   ---------
Accumulation units end of year ................    956,644    992,799    662,525   678,670   1,804,611   1,733,070
                                                  ========   ========   ========   =======   =========   =========

                                                    MFS TOTAL RETURN      PUTNAM DIVERSIFIED   SMITH BARNEY AGGRESSIVE
                                                       PORTFOLIO           INCOME PORTFOLIO        GROWTH PORTFOLIO
                                                  ---------------------   ------------------   -----------------------
                                                    2001        2000        2001      2000          2001      2000
                                                  ---------   ---------   -------   --------      ---------   ----
Accumulation units beginning of year ..........   1,557,752     880,104   788,293    319,191             --     --
Accumulation units purchased and
   transferred from other Travelers accounts ..     237,559     810,476    80,350    711,885      2,331,694     --
Accumulation units redeemed and
   transferred to other Travelers accounts ....    (344,485)   (132,828)  (64,266)  (242,783)      (156,386)    --
                                                  ---------   ---------   -------   --------      ---------   ----
Accumulation units end of year ................   1,450,826   1,557,752   804,377    788,293      2,175,308     --
                                                  =========   =========   =======   ========      =========   ====

                                                  SMITH BARNEY LARGE    EMERGING GROWTH PORTFOLIO-      CITISELECT(R) VIP
                                                  CAP VALUE PORTFOLIO        CLASS II SHARES         FOLIO 200 CONSERVATIVE
                                                  -------------------   --------------------------   ----------------------
                                                      2001    2000            2001      2000           2001         2000
                                                     ------   ----            -----     ----         ----------   ---------
Accumulation units beginning of year ..........          --     --               --       --         2,184,684   2,870,973
Accumulation units purchased and
   transferred from other Travelers accounts ..      13,899     --            3,215       --            23,442     262,854
Accumulation units redeemed and
   transferred to other Travelers accounts ....          --     --               (4)      --        (2,208,126)   (949,143)
                                                     ------   ----            -----     ----        ----------   ---------
Accumulation units end of year ................      13,899     --            3,211       --                --   2,184,684
                                                     ======   ====            =====     ====        ==========   =========

                                                     CITISELECT(R) VIP        CITISELECT(R) VIP       CITISELECT(R) VIP
                                                    FOLIO 300 BALANCED        FOLIO 400 GROWTH      FOLIO 500 GROWTH PLUS
                                                  ----------------------   ----------------------   ---------------------
                                                     2001         2000        2001         2000        2001       2000
                                                  ----------   ---------   ----------   ---------    --------   --------
Accumulation units beginning of year ..........    2,985,778   3,489,216    1,403,673   1,809,729     587,981    959,053
Accumulation units purchased and
   transferred from other Travelers accounts ..       26,260      50,697        4,552      10,744       5,200      5,109
Accumulation units redeemed and
   transferred to other Travelers accounts ....   (3,012,038)   (554,135)  (1,408,225)   (416,800)   (593,181)  (376,181)
                                                  ----------   ---------   ----------   ---------    --------   --------
Accumulation units end of year ................           --   2,985,778           --   1,403,673          --    587,981
                                                  ==========   =========   ==========   =========    ========   ========

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT CLIC
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                       SMITH BARNEY SMALL CAP      EQUITY-INCOME PORTFOLIO -   GROWTH PORTFOLIO -
                                                  GROWTH OPPORTUNITIES PORTFOLIO         INITIAL CLASS           INITIAL CLASS
                                                  ------------------------------   ------------------------   ---------------------
                                                          2001     2000                2001         2000        2001        2000
                                                        -------   -------           ----------   ----------   ---------   ---------
Accumulation units beginning of year ..........         664,249   506,301            6,526,430    7,223,311   3,766,290   3,611,826
Accumulation units purchased and
   transferred from other Travelers accounts ..         312,219   257,437              397,758      621,160     239,827     824,587
Accumulation units redeemed and
   transferred to other Travelers accounts ....         (65,785)  (99,489)          (1,057,704)  (1,318,041)   (934,504)   (670,123)
                                                        -------   -------           ----------   ----------   ---------   ---------
Accumulation units end of year ................         910,683   664,249            5,866,484    6,526,430   3,071,613   3,766,290
                                                        =======   =======           ==========   ==========   =========   =========

                                                  HIGH INCOME PORTFOLIO
                                                     - INITIAL CLASS       OVERSEAS PORTFOLIO      CONTRAFUND PORTFOLIO
                                                  ---------------------   ---------------------   ----------------------
                                                    2001        2000         2001       2000         2001        2000
                                                  ---------   ---------   ---------   ---------   ----------   ---------
Accumulation units beginning of year ..........   3,548,446   3,940,185   1,925,236   1,719,889    6,298,747   6,411,917
Accumulation units purchased and
   transferred from other Travelers accounts ..     119,044     373,681      75,595     400,126      125,183     765,021
Accumulation units redeemed and
   transferred to other Travelers accounts ....    (959,491)   (765,420)   (457,224)   (194,779)  (1,137,935)   (878,191)
                                                  ---------   ---------   ---------   ---------   ----------   ---------
Accumulation units end of year ................   2,707,999   3,548,446   1,543,607   1,925,236    5,285,995   6,298,747
                                                  =========   =========   =========   =========   ==========   =========

                                                  CONTRAFUND(R)PORTFOLIO-
                                                      SERVICE CLASS 2         INDEX 500 PORTFOLIO             COMBINED
                                                  -----------------------   -----------------------   -------------------------
                                                      2001      2000           2001         2000         2001           2000
                                                     -------   -------      ----------   ----------   -----------   -----------
Accumulation units beginning of year ..........      189,353        --       9,480,063   10,135,275   104,067,483    95,715,196
Accumulation units purchased and
   transferred from other Travelers accounts ..       75,016   189,512         487,901      735,926    20,873,943    29,298,944
Accumulation units redeemed and
   transferred to other Travelers accounts ....      (11,324)     (159)     (1,653,247)  (1,391,138)  (28,382,986)  (20,946,657)
                                                     -------   -------      ----------   ----------   -----------   -----------
Accumulation units end of year ................      253,045   189,353       8,314,717    9,480,063    96,558,440   104,067,483
                                                     =======   =======      ==========   ==========   ===========   ===========

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Citicorp Life Insurance Company and
Owners of Variable Annuity Contracts of Citicorp Life Variable Annuity Separate
Account:

We have audited the accompanying statement of assets and liabilities of Citicorp Life Variable Annuity Separate Account (comprised of the sub-accounts listed in note 1 to financial statements) (collectively, "the Account") as of December 31, 2001, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 2001, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                    KPMG LLP

Hartford, Connecticut
March 15, 2002

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of Citicorp Life Variable Annuity Separate Account or shares of Separate Account CLIC's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Citicorp Life Variable Annuity Separate Account product(s) offered by Citicorp Life Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

SEPCLIC (Annual) (12-01) Printed in U.S.A.

                         CITICORP LIFE INSURANCE COMPANY

             Annual Audited Financial Statements -- Statutory Basis

                           December 31, 2001 and 2000

                         Citicorp Life Insurance Company

             Annual Audited Financial Statements -- Statutory Basis

                                TABLE OF CONTENTS


                                                                        PAGE
Independent Auditors' Report                                              1

Financial Statements:

         Balance Sheets -- December 31, 2001 and 2000                     2

         Statements of Operations for the years ended
            December 31, 2001 and 2000                                    3

         Statements of Changes in Capital and Surplus
            for the years ended December 31, 2001 and 2000                3

         Statements of Cash Flows for the years ended
            December 31, 2001 and 2000                                    4

Notes to Financial Statements                                             5-14

Supplemental Schedule of Selected Financial Data as of
   and for the year ended December 31, 2001                              15-18

Appendix A -- Supplemental Investment Risks Interrogatories              19-24

Appendix B -- Summary Investment Schedule                                25

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Citicorp Life Insurance Company:


We have audited the accompanying balance sheets (statutory basis) of Citicorp Life Insurance Company as of December 31, 2001 and 2000, and the related statements of operations (statutory basis), changes in capital and surplus (statutory basis), and cash flows (statutory basis) for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Arizona, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory accounting practices and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Citicorp Life Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Citicorp Life Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended on the basis of accounting as described in Note 2.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Arizona. As of January 1, 2001, the Insurance Department of the State of Arizona has adopted the National Association of Insurance Commissioners' statutory accounting practices, except as described in Note 2. Consequently, the Company changed its basis of accounting in 2001 as described in Note 2.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included on the Supplemental Schedule of Selected Financial Data, the Summary Investment Schedule and the Supplemental Investment Interrogatories is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                       /s/KPMG LLP

April 26, 2002

                         CITICORP LIFE INSURANCE COMPANY

                        Balance Sheets (statutory basis)


(At December 31, in thousands)                                      2001                   2000
                                                                    ----                   ----
Assets
       Bonds (fair value $517,942; $511,664)                        $511,269             $504,545
       Preferred stocks (cost $225)                                      225                    -
       Common stocks (cost $50,500; $50,500)                         237,093              177,311
       Real estate                                                    24,547               24,547
       Cash and Short-term investments                                66,600               44,176
       Other invested assets                                          13,852               19,063
                                                             ---------------      ---------------

Total cash and invested assets                                       853,586              769,642

       Separate accounts                                             123,632              159,796
       Investment income due and accrued                               5,561                4,762
       Other assets                                                   16,184               13,848
                                                             ----------------     ---------------

Total assets                                                        $998,963             $948,048
                                                             ===============      ===============


Liabilities
       Aggregate reserves and deposit-type contracts                 $89,831             $109,955
       Policy and contract claims                                      8,350               13,461
       Separate accounts                                             123,632              159,796
       Federal income taxes due or accrued                               780                3,234
       Asset valuation reserve                                        40,142               21,842
       Payable for securities                                         16,570               42,101
       Securities lending                                             27,115                   --
       Other liabilities                                              16,496               (1,394)
                                                             ---------------      ----------------

Total Liabilities                                                    322,916              348,995
                                                             ---------------      ----------------

Capital and Surplus

    Preferred stock ($1 par value, 5,000 shares
       authorized; -0- shares issued and outstanding)                     --                    --
    Common stock ($1 par value per share; 5,000 shares
       authorized; 2,500 shares issued and outstanding)                2,500                 2,500
    Nonvoting common stock ($1 par value per share;
       5,000 shares authorized; 705 shares issued and                    705                   705
       outstanding)
    Gross paid-in and contributed surplus                            142,695               142,695
    Unassigned funds                                                 530,147               453,153
                                                             ---------------      -----------------

Total capital and surplus                                            676,047               599,053
                                                             ---------------      -----------------

Total liabilities and capital and surplus                           $998,963              $948,048
                                                             ===============      ================

               See notes to financial statements (statutory basis)

                         CITICORP LIFE INSURANCE COMPANY

                   Statements of Operations (statutory basis)


(For the years ended December 31, in thousands)                         2001                   2000
                                                                        ----                   ----
Revenues
       Premiums and other considerations                                 $37,293              $42,392
       Deposit-type funds                                                     --               25,229
       Net investment income                                              39,054               38,160
       Other revenues                                                      3,861                1,240
                                                                 ---------------      ---------------

           Total revenues                                                 80,208              107,021
                                                                 ---------------      ---------------

Benefits and expenses
       Current and future insurance benefits                              28,491               34,144
       Net transfers to separate accounts                                (12,240)              13,593
       Commissions                                                         3,812                7,543
       Other insurance and corporate expenses                                276                  (57)
                                                                 ---------------      ---------------

           Total benefits and expenses                                    20,339               55,223
                                                                 ---------------      ---------------

Net gain from operations before federal income taxes                      59,869               51,798

Federal income taxes incurred                                             20,775               17,676
                                                                 ---------------      ---------------

Net gain from operations after federal income taxes
    and before realized capital (losses)                                  39,094               34,122

Net realized capital losses                                              (1,968)              (2,201)
                                                                 ---------------      ---------------

Net income                                                               $37,126              $31,921
                                                                 ===============      ===============


         Statements of Changes in Capital and Surplus (statutory basis)


(For the years ended December 31, in thousands)                         2001                   2000
                                                                        ----                   ----
Capital and surplus -- December 31, previous year                       $599,053             $525,616

       Net income                                                         37,126               31,921
       Net unrealized capital gains                                       58,926               41,057
       Change in deferred income tax                                         713                   --
       Change in non-admitted assets and related items                        22                 (20)
       Change in asset valuation reserve                                 (18,300)                 479
       Cumulative effect of changes in accounting principles              (1,493)                  --
                                                                 ---------------      ---------------

           Net change in capital and surplus for the year                 76,994               73,437
                                                                 ---------------      ---------------

Capital and surplus -- December 31, current year                        $676,047             $599,053
                                                                 ===============      ===============

               See notes to financial statements (statutory basis)

                        CITICORP LIFE INSURANCE COMPANY

                   Statements of Cash Flows (statutory basis)

(For the year ended December 31, in thousands)                          2001                   2000
                                                                        ----                   ----
Cash from Operations
       Premiums and other considerations                                 $37,293              $42,392
       Deposit-type funds                                                     --               25,229
       Investment income received, net                                    38,530               40,635
       Other income received                                               3,858                3,962
                                                                 ---------------      ---------------

           Total revenues received                                        79,681              112,218
                                                                 ---------------      ---------------

       Benefits paid                                                      53,950               60,721
       Net transfers to separate accounts                                (12,093)              11,099
       Federal income taxes paid                                          28,711               33,861
       Commissions                                                         3,812                7,543
       Other expenses                                                       (341)                (156)
                                                                 ---------------      ---------------

           Total benefits and expenses paid                               74,039              113,068
                                                                 ---------------      ---------------

Net cash provided by (used in) operations                                  5,642                 (850)
                                                                 ---------------      ---------------

Cash from Investments
    Proceeds from investments sold, matured or repaid
       Bonds                                                             407,607              429,006
       Stocks                                                                111                   --
       Mortgage loans                                                         --                  675
       Other                                                               4,570                2,713
       Net tax on capital gains                                               --                  428
                                                                 ---------------      ---------------

           Total net investment proceeds                                 412,288              432,822
                                                                 ---------------      ---------------

    Cost of investments acquired
       Bonds                                                             408,200              427,068
       Stocks                                                                325               10,000
       Other                                                              25,685                   --
                                                                 ---------------      ---------------

           Total investments acquired                                    434,210              437,068
                                                                 ---------------      ---------------

Net cash used for investments                                            (21,922)              (4,246)
                                                                 ---------------      ---------------

Cash from Financing and Miscellaneous Sources
    Cash provided
       Securities lending                                                 27,115                   --
       Other cash provided                                                36,691               26,943
                                                                 ---------------      ---------------

           Total                                                          63,806               26,943
                                                                 ---------------      ---------------

       Other cash applied                                                 25,102               11,657
                                                                 ---------------      ---------------

Net cash provided by financing and miscellaneous sources                  38,704               15,286
                                                                 ---------------      ---------------

Net change in cash and short-term investments                             22,424               10,190

Cash and short-term investments, beginning of year                        44,176               33,986
                                                                 ---------------      ---------------

Cash and short-term investments, end of year                             $66,600              $44,176
                                                                 ===============      ===============

               See notes to financial statements (statutory basis)

                         CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

1.   ORGANIZATION

Citicorp Life Insurance Company (the Company) is a 78%-owned subsidiary of Citibank Delaware (Citibank), which is an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The remaining 22% ownership of the Company is held by Citicorp Holdings Netherlands, B.V. The Company issues and assumes term life insurance, credit life, credit accident and health, credit involuntary unemployment, single and flexible premium deferred annuity policies, and variable deferred annuity policies. The Company also writes and assumes mortgage disability policies. The Company is licensed to issue insurance in 49 states and the District of Columbia. The majority of the Company's business is generated through customers of Citigroup and its subsidiaries. The Company has two wholly owned insurance company subsidiaries, First Citicorp Life Insurance Company (FCLIC) and Citicorp Assurance Company (CAC).

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

                        CITICORP LIFE INSURANCE COMPANY
                NOTES TO FINANCIAL STATEMENTS (STATUTORY BASIS)

BASIS OF PRESENTATION

The Company, domiciled in the State of Arizona, prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Arizona. Effective January 1, 2001, the State of Arizona requires that insurance companies domiciled in Arizona prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual - version effective January 1, 2001 (the Manual) subject to any deviations prescribed or permitted by the Arizona Insurance Commissioner.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2001 presentation.

Statements of Statutory Accounting Principles (SSAP) differs in certain respects from accounting principles generally accepted in the United States of America
(GAAP). The differences, which could be significant, primarily relate to: (a) the treatment of acquisition costs (principally commissions and certain expenses related to policy issuance) which are charged to expense as incurred for SSAP rather than amortized over the premium-paying periods of the related policies for GAAP; (b) the treatment of certain assets designated as non-admitted for SSAP only, which are excluded from the balance sheet by direct charges to surplus; (c) insurance reserves, which are based on statutory mortality, morbidity and interest requirements without consideration of withdrawals for SSAP, while GAAP reserves use different assumptions for mortality and interest;
(d) the GAAP only practice of establishing reserves for premium deficiency and other loss recognition on certain insurance and related contracts which are considered to be without substantial mortality or morbidity risk; (e) the asset valuation reserve (AVR) and interest maintenance reserve (IMR), which are required statutory reserves for life insurance companies, not required for GAAP;
(f) the provision for income taxes under SSAP differs from GAAP in the calculation of deferred income taxes. SSAP measures the difference between the tax basis in assets and liabilities, GAAP uses the GAAP basis. Recognition of a deferred tax asset for SSAP is determined by a reversal and recoverability test, GAAP uses a more likely than not standard. Changes in deferred tax assets and liabilities are charged directly to surplus for SSAP, whereas, the GAAP change is included in the tax provision;

                        CITICORP LIFE INSURANCE COMPANY
                NOTES TO FINANCIAL STATEMENTS (STATUTORY BASIS)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(g) under SSAP, securities investments and certain other investments are carried at NAIC values, whereas under GAAP, these investments are recorded at fair value with the unrealized gain or loss net of tax recorded to shareholders' equity;
(h) SSAP reserves are presented net of reinsurance; and (i) GAAP requires that comprehensive income and its components be displayed in the financial statements, while SSAP does not; (j) also, under GAAP majority owned subsidiaries are consolidated and for SSAP are recorded on the equity method.

INVESTMENTS

Invested assets are valued according to statutory requirements and the bases of valuation adopted by the NAIC.

Bonds generally are stated at amortized cost, except bonds that are in or near default which are stated at the lower of amortized cost or NAIC value. Amortization is calculated using a constant yield method. Included in bonds are loan-backed and structured securities which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based on actual historical and projected future cash flows which are obtained from a widely-accepted securities data provider.

Common stocks of insurance subsidiaries are based on the net worth of the entity, determined in accordance with SSAP #46. Dividends received from subsidiaries are recorded as net investment income and undistributed net income
(loss) is recorded as net unrealized capital gains (losses). The carrying value of these subsidiary investments at December 31, 2001 and 2000 was $237.1 million and $177.3 million, respectively. The cumulative net unrealized capital gain related to these subsidiary investments was $186.6 million and $126.8 million at December 31, 2001 and 2000, respectively.

Real estate is stated at depreciated cost, net of encumbrances and specific impairments.

Short-term investments are stated at amortized cost. Short-term investments less than 90 days are considered cash equivalents.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including forward contracts and options as a means of hedging exposure to foreign currency and interest rate risk on existing assets and liabilities. Hedge accounting is primarily used to account for derivatives. To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are calculated based upon specific identification of the investments sold and include specific impairments. Impairments are determined based on the continual review of investment portfolio valuations. These gains and losses, except for those transferred to the Interest Maintenance Reserve (IMR), are reported in net income.

In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve (AVR) and an IMR. The AVR is designed to address the default and equity risks on the majority of the Company's invested assets. The principal function of the AVR is to shield statutory net worth from credit losses on fixed income investments carried at amortized values and to cushion statutory capital and surplus from realized and unrealized gains and losses on equity investments. As of December 31, 2001 and 2000, the AVR was $40.1 million and $21.8 million, respectively. The IMR is designed to defer realized capital gains and losses due to interest rate changes on fixed income investments and to amortize those gains and losses, net of tax, into future income over the remaining life of the investments sold. At December 31, 2001 and 2000 the IMR, which is included in other liabilities, was $6.9 million and $1.4 million, respectively.

AGGREGATE RESERVES

Benefit reserves for direct individual life and individual annuity products have been computed based upon mortality and interest assumptions applicable to these coverages. Interest rates range from 5.25% to 7.00%, and mortality assumptions reflect standards prescribed by state regulatory authorities.

Future policy benefits on accident and health insurance are based on unearned premiums computed on a pro rata basis. The Company provides a liability for accident and health claims which represents an estimate of the ultimate cost of unpaid claims incurred through December 31 of each year. Management believes this liability will be adequate to cover such costs; however, the ultimate liability may be more or less than the estimated liability.

PREMIUMS AND DEPOSIT-TYPE FUNDS

Premiums and other considerations are recognized as revenues when due for life and health products and when received for annuity products. Reserves are established for the portion of premiums that will be earned in future periods. Upon adoption of codification, deposit-type funds with life contingencies are included in premiums and other considerations.

SEPARATE ACCOUNTS

The separate account assets and liabilities represent segregated funds administered and invested by the company for purposes of funding variable annuity contracts. Amounts assessed to the contractholders for management services are included in general account revenues. The investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. The assets of these separate accounts are carried at market value. Net investment income and realized investment gains and losses for all separate accounts are excluded from revenues. Premiums and benefits are included in the statement of operations with a corresponding offset recorded in net transfers to or (from) separate accounts. An operating gain or loss is not recorded from these separate accounts.

                        CITICORP LIFE INSURANCE COMPANY
                NOTES TO FINANCIAL STATEMENTS (STATUTORY BASIS)

3.   CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is subject to various regulatory restrictions that limit the maximum amount of dividends available to its parents without prior approval of insurance regulatory authorities in Arizona, its state of domicile. A maximum of $39.1 million of statutory surplus is available in 2002 for dividends to be paid without prior approval. The Company did not pay any dividends in 2001 or 2000.

The State of Arizona utilizes risk based capital (RBC) requirements developed by the NAIC as minimum capital requirements to identify companies that merit further regulatory action. At December 31, 2001, the Company had adjusted capital in excess of amounts requiring any regulatory action.

4.  INVESTMENTS

BONDS


-------------------------------------------------------------------------------
Bonds by investment type                                   Excess of book value
                                Book/Adjusted               over fair value (-)
        (in thousands)               Carrying        Fair                    or
                                        Value       Value  Fair value over book
                                                                      Value (+)
-------------------------------------------------------------------------------
DECEMBER 31, 2001
U.S. government agencies              $82,580     $81,853                 $(727)
States, territories and
     possessions                          100         107                     7
Special revenue and special
     assessment obligations           162,149     162,732                   583
Public utilities                       10,083      10,339                   256
Industrial and miscellaneous          256,357     262,911                 6,554
-------------------------------------------------------------------------------
              Total Bonds            $511,269    $517,942                $6,673
-------------------------------------------------------------------------------
DECEMBER 31, 2000
U.S. government agencies              $69,400     $70,305                  $905
States, territories and
     possessions                          100         103                     3
Special revenue and special
     assessment obligations           172,760     174,969                 2,209
Public utilities                        1,098       1,099                     1
Industrial and miscellaneous          261,187     265,188                 4,001
-------------------------------------------------------------------------------
              Total Bonds            $504,545    $511,664                $7,119
-------------------------------------------------------------------------------

Fair values are based upon quoted market prices or, if quoted prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The statement value and fair value of bonds at December 31, 2001, by contractual maturity, are shown below. Maturities of loan backed and structured securities are based upon the period over which their repayments are expected. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                        CITICORP LIFE INSURANCE COMPANY
                NOTES TO FINANCIAL STATEMENTS (STATUTORY BASIS)

4.   INVESTMENTS (CONTINUED)

----------------------------------------------------------------------------------------------------------
Maturity Distribution
==========================================================================================================
                                                             Statement                               Fair
(in thousands)                                                   Value                              Value
------------------------------------ ---------------------------------------------------------------------
After year or less                                             $55,193                            $56,627
After 1 year through 5 years                                   213,094                            217,930
After 5 years through 10 years                                 146,749                            148,124
After 10 years                                                  96,233                             95,261
------------------------------------ ---------------------------------------------------------------------
                                                              $511,269                           $517,942
------------------------------------ ---------------------------------------------------------------------

Proceeds from sales and maturities of bonds were $407.6 million and $429.0 million during 2001 and 2000, respectively. Gross gains of $9.9 million and $3.0 million in 2001 and 2000, respectively, and gross losses of $1.4 million and $9.3 million in 2001 and 2000, respectively, were realized on those sales.

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2001 and 2000, the Company held CMOs with a fair value of $140.9 million and $154.5 million, respectively. As of December 31, 2001 and 2000, approximately 65% and 62%, respectively, of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities. In addition, the Company held $83.4 million and $115.7 million of GNMA, FNMA or FHLMC mortgage-backed securities at December 31, 2001 and 2000, respectively. The Company also held $64.9 million and $60.8 million of asset-backed securities at December 31, 2001 and 2000, respectively.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower in accordance with insurers' statutory requirements, and reinvests it in a short-term investment pool. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the collateral held, representing its obligation to return the collateral related to these loaned securities. At December 31, 2001, the Company held collateral of $27.1 million. The Company did not participate in securities lending in 2000.

MORTGAGE LOANS ON REAL ESTATE

Investments in mortgage loans were purchased from Citicorp Mortgage, Inc. (CMI), an affiliate, pursuant to a Mortgage Loan Purchase and Sale Agreement. In the event of default by the borrower, CMI has agreed to take back the related loans at current book value. During 2000, these mortgages were sold back to CMI at book value, which approximates fair value. There are no mortgage loans outstanding at December 31, 2001 and 2000.

                        CITICORP LIFE INSURANCE COMPANY
                NOTES TO FINANCIAL STATEMENTS (STATUTORY BASIS)

4.   INVESTMENTS (CONTINUED)

CONCENTRATIONS

Included in bonds is a concentration in medium and lower quality assets totaling $9.3 million and $3.3 million at December 31, 2001 and 2000, respectively. The Company defines medium and lower quality assets in accordance with NAIC guidelines, which is NAIC 3-6.

In addition, the Company participates in a short-term investment pool. This pool is discussed in Note 8.

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for bonds often includes pledges of assets, including stock and other assets, guarantees and letters of credit.

5.   LIABILITIES SUBJECT TO DISCRETIONARY WITHDRAWAL

At December 31, 2001, the Company had $211 million of life and annuity product deposit funds and reserves, including separate accounts liabilities. Of that total, $1 million is not subject to discretionary withdrawal based on contract terms and related market conditions. Of the remaining life and annuity related liabilities, $51 million are surrenderable at book value less surrender charges of 5% or more, $121 million are surrenderable at fair value and $38 million are surrenderable without charge.

6.   REINSURANCE

The Company has assumed Group Life and Accident and Health (including Credit) insurance from other companies in areas where the Company had or has limited authority to write business. Normally, a commission is paid to the ceding company based upon net written premiums.

The Company also participates in reinsurance in order to limit losses, minimize exposure to large risks, provide capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished primarily through yearly renewable term coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

A summary of reinsurance financial data is presented below:

        (in thousands)
        -------------------------------------------------------------
        Premiums                              2001           2000
        -------------------------------------------------------------
         Direct                          $   5,996          $  2,020
         Assumed                            34,953            43,932
         Ceded                              (3,656)           (3,560)
        -------------------------------------------------------------
        Total Net Premiums               $  37,293          $ 42,392
        -------------------------------------------------------------

        Balance sheet impact:
         Aggregate reserves
           Assumed                          $8,763           $13,654
           Ceded                              (217)             (202)
        -------------------------------------------------------------

        Life insurance in force:
           Assumed                      $1,388,817        $1,860,934
           Ceded                          (112,638)         (130,051)
        -------------------------------------------------------------

                        CITICORP LIFE INSURANCE COMPANY
                NOTES TO FINANCIAL STATEMENTS (STATUTORY BASIS)
7.   TAXES

    ----------------------------------------------------------------------------
    (in thousands)                                                2001      2000
    ----------------------------------------------------------------------------

    Net gain from operations before federal income taxes       $59,869   $51,798
    Statutory tax rate                                             35%       35%
    ----------------------------------------------------------------------------
    Expected tax                                                20,954    18,129
    Tax effect of:
    Other investment income                                        945     (129)
    Benefit, reinsurance and other reserves                      (447)      (10)
    Deferred acquisition costs                                   (160)     (280)
    Depreciation                                                 (504)         -
    Other                                                         (13)      (34)
    ----------------------------------------------------------------------------
    Federal income taxes incurred                              $20,775   $17,676
    ----------------------------------------------------------------------------

    Effective tax rate                                             35%       34%
    ----------------------------------------------------------------------------

The Company's Federal income tax return is consolidated with its subsidiary FCLIC. The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $10,533 thousand. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $3,687 thousand.

The method of allocation is subject to written agreement. Allocation is based upon separate taxable income calculations. Intercompany tax balances payable are settled annually.

The main components of the 2001 deferred tax amounts are as follows:

                                                               2001        2000
                                                           --------    --------
Deferred tax assets:
     Policy, Reins. And Other Reserves                            -     394,074
     Policy Acquisition Expenses                            820,241     979,861
     Investments                                          2,144,301   1,147,789
     Nonadmitted Assets                                         824       6,910
     Other                                                  813,968           -
                                                        -----------------------
     Total deferred tax assets                            3,779,334   2,528,634
                                                        -----------------------
     Nonadmitted deferred tax assets                              -           -
     Admitted deferred tax assets                         3,779,334   2,528,634
                                                        =======================

     Deferred tax liabilities
     Policy, Reins. And Other Reserves                      52,661            -
     Investments                                           813,953      832,899
     Depreciation                                        3,692,722    3,189,093
                                                        -----------------------
     Total DTLs                                          4,559,336    4,021,992
                                                        -----------------------
     Net admitted deferred tax asset / (liability)        (780,002)  (1,493,358)
                                                        =======================

     The change in net deferred income tax is comprised of the following:

                                              2001           2000        Change
                                        ---------------------------------------
     Total deferred tax assets           3,779,334      2,528,634     1,250,700
     Total deferred tax liabilities      4,559,336      4,021,992       537,344
                                        ---------------------------------------
     Net deferred tax asset (liability)   (780,002)    (1,493,358)      713,356
                                        ---------------------------------------

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

     2001          $ 21,223,206
     2000          $ 20,187,244
     1999          $ 10,509,407

8.   RELATED PARTY TRANSACTIONS

The Travelers Insurance Company (TIC) maintains a private short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2001 and 2000, the pool totaled approximately $5.6 billion and $4.4 billion, respectively. The Company's share of the pool amounted to $64.1 million and $34.9 million at December 31, 2001 and 2000, respectively. These balances are included in short-term investments in the balance sheet.

The Company leases two buildings to CMI, an affiliate. The Company received from CMI $3.4 million and $3.1 million in 2001 and 2000, respectively, of rental income which is included in net investment income. These leases expire at various dates and contain options for renewal. The future minimum rental income for the year ending December 31, 2002 is $3.1 million under the terms of the leases.

The Company has entered into various service contracts with affiliates of the Company which cover management, investment, and information processing services. Expenses incurred under such agreements were insignificant in 2001 and 2000. As of December 31, 2001 and 2000, the Company has $2.1 million and $1.0 million of due from affiliates, which settles monthly.

The Company utilizes the services of Citicorp Insurance Services, Inc., an affiliate, to provide administration of the credit insurance business. This amount was insignificant in 2001 and 2000.

                        CITICORP LIFE INSURANCE COMPANY
                NOTES TO FINANCIAL STATEMENTS (STATUTORY BASIS)


9.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures, interest rate swaps and option contracts as a means of hedging exposure to equity price changes and interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

These derivative financial instruments have off-balance-sheet risk. Financial instruments with off-balance-sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts which offset in market interest rates changes until an investment is purchased or a product is sold.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match an asset with a corresponding liability. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to a notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swaps agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Futures contracts and interest rate swaps were not significant at December 31, 2001 and 2000.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices. The carrying value and fair value of open options contracts was insignificant at December 31, 2001 and 2000, respectively.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Company uses various financial instruments in the normal course of its business. The off-balance sheet risks of these financial instruments was not material at December 31, 2001 and December 31, 2000.

                        CITICORP LIFE INSURANCE COMPANY
                NOTES TO FINANCIAL STATEMENTS (STATUTORY BASIS)

9. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

At December 31, 2001 and 2000, investments in bonds have a fair value of $517.9 million and $511.7 million, and a carrying value of $511.3 million and $504.5 million, respectively.

There were no financial instruments classified as other assets at December 31, 2001 or 2000. The carrying value of $16.6 million and $42.1 million of payables for securities also approximates their fair values at December 31, 2001 and 2000, respectively. Fair value is determined using various methods including discounted cash flows and carrying value, as appropriate for the various financial instruments.

The carrying values of cash on hand and on deposit, short-term investments and investment income due and accrued approximate their fair values.

10.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In the normal course of business, the Company is a defendant or codefendant in various litigation matters. Although there can be no assurances, as of December 31, 2001, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

See Note 9.

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2001 (statutory basis)
                                 (in thousands)
                               ------------------

Investment income earned
   Government bonds                                                     $ 4,187
   Other bonds (unaffiliated)                                            30,928
   Bonds of affiliates                                                        -
   Preferred stocks (unaffiliated)                                            2
   Preferred stocks of affiliates                                             -
   Common stocks (unaffiliated)                                               3
   Common stocks of affiliates                                                -
   Mortgage loans                                                             -
   Real estate                                                            3,387
   Premium notes, policy loans and liens                                      -
   Cash on hand and on deposit                                                -
   Short-term investments                                                 1,089
   Other invested assets                                                      -
   Derivative instruments                                                   (1)
   Aggregate write-ins for investment income                                  -
                                                                        -------
       Gross investment income                                          $39,595
                                                                        =======

Real estate owned -- book value less encumbrances                       $24,547

Mortgage loans -- book value
       Farm mortgages                                                   $    --
       Residential mortgages                                                 --
       Commercial mortgages                                                  --
                                                                        -------
           Total mortgage loans                                         $    --
                                                                        =======

Mortgage loans by standing -- book value
       Good standing                                                    $    --
       Good standing with restructured terms                                 --
       Interest overdue more than 90 days, not in foreclosure                --
       Foreclosure in process                                                --

Other long-term assets -- statement value                               $   154

Bonds and stocks of parents, subsidiaries and affiliates -- book value
       Bonds                                                            $    --
       Preferred stocks                                                 $    --
       Common stocks                                                    $50,500

See accompanying Independent Auditors' Report

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2001 (statutory basis)
                                 (in thousands)
                               ------------------

Bond and short-term investments by class and maturity:
   By maturity - statement value
       Due within one year or less                                 $  119,344
       Over 1 year through 5 years                                    213,094
       Over 5 years through 10 years                                  146,749
       Over 10 years through 20 years                                  45,544
       Over 20 years                                                   50,688
                                                                   ----------
            Total by maturity                                      $  575,419
                                                                   ==========
       By class - statement value
       Class 1                                                     $  512,247
       Class 2                                                         53,879
       Class 3                                                          6,383
       Class 4                                                          2,110
       Class 5                                                            786
       Class 6                                                             14
                                                                   ----------
            Total by class                                         $  575,419
                                                                   ==========

   Total publicly traded                                           $  523,354
   Total privately placed                                          $   52,065
Preferred stocks -- statement value                                $      225
Common stocks -- fair value                                        $  237,093
Short-term investments -- book value                               $   64,151
Options, caps & floors owned -- statement value                    $      788
Options, caps & floors written and in force -- statement value     $       --
Collar, swap & forward agreements open -- statement value          $       --
Futures contracts open -- current value                            $       --
Cash on deposit                                                    $    2,449

Life insurance in force:
   Industrial                                                      $       --
   Ordinary                                                        $   23,549
   Credit life                                                     $1,373,586
   Group life                                                      $   89,114

Amount of accidental death insurance in force under
   Ordinary policies                                               $       --

Life insurance policies with disability provisions in force:
   Industrial                                                      $       --
   Ordinary                                                        $       --
   Credit life                                                     $       --
   Group life                                                      $       --

Supplemental contracts in force:
   Ordinary - not involving life contingencies
       Amount on deposit                                           $       --
       Income payable                                              $       --


See accompanying Independent Auditors' Report

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2001 (statutory basis)
                                 (in thousands)
                               ------------------


   Ordinary -- involving life contingencies
       Income payable                                            $      --

   Group -- not involving life contingencies
       Amount of deposit                                         $      --
       Income payable                                            $      --

   Group -- involving life contingencies
       Income payable                                            $      --

Annuities:
   Ordinary
       Immediate -- amount of income payable                     $     173
       Deferred -- fully paid account balance                    $ 211,858
       Deferred -- not fully paid account balance                $     579

   Group
       Amount of income payable                                  $      --
       Fully paid account balance                                $      --
       Not fully paid account balance                            $      --

Accident and health insurance -- premiums in force
       Ordinary                                                  $      --
       Group                                                     $      --
       Credit                                                    $  18,202

Deposit funds and dividend accumulations
   Deposit funds - account balance                               $      --
   Dividend accumulations - account balance                      $      --

Claim payments 2001
   Group accident and health
       2001                                                      $      --
       2000                                                      $      --
       1999                                                      $      --
       1998                                                      $      --
       1997                                                      $      --
       Prior                                                     $      --

   Other accident and health
       2001                                                      $      --
       2000                                                      $      --
       1999                                                      $      --
       1998                                                      $      --
       1997                                                      $      --
       Prior                                                     $      --


See accompanying Independent Auditors' Report

                         CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2001 (statutory basis)
                                 (in thousands)
                               ------------------

   Other coverages that use development methods to calculate claim reserves
       2001                                                       $      1,381
       2000                                                       $      3,032
       1999                                                       $      1,062
       1998                                                       $        192
       1997                                                       $         57
       Prior                                                      $         65

See accompanying Independent Auditors' Report

Annual Statement for the year 2001 of the CITICORP LIFE INSURANCE COMPANY

                                                          [Graphic Appears Here]

                  SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

                                   Due April 1
                      For the year ended December 31, 2001
                     Of The CITICORP LIFE INSURANCE COMPANY
                            Address: Phoenix AZ 85012
NAIC Group Code..0041 NAIC Company Code..80322 Employer's ID Number..43-0979556

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments as shown on the Summary Investment Schedule. All reporting entities must answer interrogatories 1, 2, 3, 4, 11 and, if applicable, 20 through 24. Answer each of the interrogatories 5 through 19 (except 11) only if the reporting entity's aggregate holding in the gross investment category addressed in that interrogatory equals or exceeds 2.5% of the reporting entity's total admitted assets. For Life, Health and Fraternal blanks, responses are to exclude Separate Accounts.

1.   State the reporting entity's total admitted assets as         $875,330,835
     reported on Page 2 of this annual statement.



2. State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the company and policy loans.


                      1                              2                3
                                                             Percentage of Total
              Investment Category                  Amount      Admitted Assets
              -------------------                  ------    -------------------
     2.01   Clayton Road .....................   $16,335,319             1.866%
     2.02   Sears Roebuck Accep Corp Mtn .....   $ 9,925,864             1.134%
     2.03   Worldcom Inc Sr Nt ...............   $ 9,662,902             1.104%
     2.04   Heller Finl Inc Nt ...............   $ 9,653,624             1.103%
     2.05   Bank One Mtg 2000-1 A4 ...........   $ 9,268,050             1.059%
     2.06   Host Marriott Pool Tr 1999-HMTA D.   $ 8,998,214             1.028%
     2.07   DLJ Mtg Accep Corp 1999-4 3PA1 ...   $ 8,826,984             1.008%
     2.08   Mason Ridge ......................   $ 8,211,937             0.938%
     2.09   Residential Asset Sec Corp 2000-KS4. $ 8,000,000             0.914%
     2.10   NationsBank Corp Nt ..............   $ 7,514,755             0.859%

3. State the amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

            Bonds                                1                    2
            -----
     3.01   NAIC-1 .....................    $512,246,624             58.520%
     3.02   NAIC-2 .....................    $ 53,879,107              6.155%
     3.03   NAIC-3 .....................    $  6,382,812              0.729%
     3.04   NAIC-4 .....................    $  2,110,606              0.241%
     3.05   NAIC-5 .....................    $    785,987              0.090%
     3.06   NAIC-6 .....................    $     14,110              0.002%

            Preferred Stocks                    3                     4
            ----------------
     3.07   P/RP-1 .....................    $___________              0.000%
     3.08   P/RP-2 .....................    $    165,545              0.019%
     3.09   P/RP-3 .....................    $     59,781              0.007%
     3.10   P/RP-4 .....................    $___________              0.000%
     3.11   P/RP-5 .....................    $___________              0.000%
     3.12   P/RP-6 .....................    $___________              0.000%

4. State the amounts and percentages of the reporting entity's total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31 - Derivative Instruments), including
     (4.01) foreign-currency-denominated investments of             $___________
     (4.02) supporting insurance liabilities denominated in
     that same foreign currency of                                  $___________
     and excluding (4.03) Canadian investments and currency
     exposure of                                                    $___________
     Assets held in foreign investments less than 2.5% of
     the reporting entity's total admitted assets, therefore
     detail not required for interrogatories 5 - 10. (4.04)      Yes [X]  No [ ]

Annual Statement for the year 2001 of the CITICORP LIFE INSURANCE COMPANY

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                         1               2
     5.01   Countries rated NAIC-1 ..............   $___________   __________%
     5.02   Countries rated NAIC-2 ..............   $___________   __________%
     5.03   Countries rated NAIC-3 or below .....   $___________   __________%

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                         1               2
            Countries rated NAIC-1:
     6.01   Country: ............................   $___________   __________%
     6.02   Country: ............................   $___________   __________%
            Countries rated NAIC-2:
     6.03   Country: ............................   $___________   __________%
     6.04   Country: ............................   $___________   __________%
            Countries rated NAIC-3 or below:
     6.05   Country: ............................   $___________   __________%
     6.06   Country: ............................   $___________   __________%

                                                          1              2

7.   Aggregate unhedged foreign currency exposure   $___________   __________%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
     8.01   Countries rated NAIC-1 ..............   $___________   __________%
     8.02   Countries rated NAIC-2 ..............   $___________   __________%
     8.03   Countries rated NAIC-3 or below .....   $___________   __________%

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:
                                                           1             2
            Countries rated NAIC-1:
      9.01  Country: ............................   $___________   __________%
      9.02  Country: ............................   $___________   __________%
            Countries rated NAIC-2:
      9.03  Country: ............................   $___________   __________%
      9.04  Country: ............................   $___________   __________%
            Countries rated NAIC-3 or below:
      9.05  Country: ............................   $___________   __________%
      9.06  Country: ............................   $___________   __________%

10.  List the 10 largest non-sovereign (i.e. non-governmental) foreign issues:

                1                                          2              3
     10.01  NAIC rating: ........................    $___________   __________%
     10.02  NAIC rating: ........................    $___________   __________%
     10.03  NAIC rating: ........................    $___________   __________%
     10.04  NAIC rating: ........................    $___________   __________%
     10.05  NAIC rating: ........................    $___________   __________%
     10.06  NAIC rating: ........................    $___________   __________%
     10.07  NAIC rating: ........................    $___________   __________%
     10.08  NAIC rating: ........................    $___________   __________%
     10.09  NAIC rating: ........................    $___________   __________%
     10.10  NAIC rating: ........................    $___________   __________%

   Annual Statement for the year 2001 of the CITICORP LIFE INSURANCE COMPANY

11. State the amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure, including
     Canadian-currency-denominated investments of (11.01)             $
     supporting Canadian-denominated insurance
     liabilities of (11.02)                                           $

     Assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets, therefore detail not required for
     interrogatory 12. (11.03)                                  Yes [X]  No [ ]

12.  Aggregate Canadian investment exposure:               1             2
      12.01 Canadian investments .................   $___________   __________%
      12.02 Unhedged Canadian currency exposure ..   $___________   __________%

13. State the aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions (defined as investments having restrictions that prevent investments from being sold within 90 days).

     Assets held in investments with contractual sales
     restrictions less than 2.5% of the reporting entity's
     total admitted assets, therefore detail not required
     for interrogatory 13.                                       Yes [X]  No [ ]

                         1                                 2              3
     13.01 Aggregate statement value of investments
           with contractual sales restrictions ...   $___________   __________%

           Largest 3 investments with contractual
           sales restrictions:

           13.02 .................................   $___________   __________%
           13.03 .................................   $___________   __________%
           13.04 .................................   $___________   __________%

14. State the amounts and percentages of admitted assets held in the largest 10 equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities, and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1).

     Assets held in equity interests less than 2.5% of the
     reporting entity's total admitted assets, therefore
     detail not required for interrogatory 14.                  Yes [X]  No [ ]

                         1                                 2              3
            Investment Category
           ---------------------
           14.01 .................................   $___________   __________%
           14.02 .................................   $___________   __________%
           14.03 .................................   $___________   __________%
           14.04 .................................   $___________   __________%
           14.05 .................................   $___________   __________%
           14.06 .................................   $___________   __________%
           14.07 .................................   $___________   __________%
           14.08 .................................   $___________   __________%
           14.09 .................................   $___________   __________%
           14.10 .................................   $___________   __________%

15. State the amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities (included in other equity securities) and excluding securities eligible for sale under Securities Exchange Commission (SEC) Rule 144a or SEC Rule 144 without volume restrictions.

     Assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted assets, therefore detail not required for interrogatory 15. Yes [X] No [ ]

   Annual Statement for the year 2001 of the CITICORP LIFE INSURANCE COMPANY

                         1                                 2              3
     15.01 Aggregate statement value of investments
           held in nonaffiliated, privately placed
           equities                                  $___________   __________%

           Largest 3 investments held in nonaffiliated, privately placed equities:

      15.02 ......................................   $___________   __________%
      15.03 ......................................   $___________   __________%
      15.04 ......................................   $___________   __________%

16. State the amounts and percentages of the reporting entity's total admitted assets held in general partnership interests (included in other equity securities).

     Assets held in general partnership interests less than
     2.5% of the reporting entity's total admitted assets,
     therefore detail not required for interrogatory 16.       Yes [X]  No [ ]

                         1                                 2              3

     16.01 Aggregate statement value of investments
           held in general partnership interests     $___________   __________%

           Largest 3 investments with contractual
           sales restrictions:
      16.02 ......................................   $___________   __________%
      16.03 ......................................   $___________   __________%
      16.04 ......................................   $___________   __________%

17. With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

     Mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets, therefore detail not required for
     interrogatories 17 and 18.                                 Yes [X]  No [ ]

     Each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                         1                                 2              3
           Type (Residential, Commercial, Agricultural)
           --------------------------------------------
           17.01 .................................   $___________   __________%
           17.02 .................................   $___________   __________%
           17.03 .................................   $___________   __________%
           17.04 .................................   $___________   __________%
           17.05 .................................   $___________   __________%
           17.06 .................................   $___________   __________%
           17.07 .................................   $___________   __________%
           17.08 .................................   $___________   __________%
           17.09 .................................   $___________   __________%
           17.10 .................................   $___________   __________%

18. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

      Loan-to-Value          Residential        Commercial       Agricultural
      -------------          -----------        ----------       ------------
                               1      2          3       4        5        6
      18.01 above 95% ...  $_______  ____%   $_______  ____%   $_______  ____%
      18.02 91% to 95% ..  $_______  ____%   $_______  ____%   $_______  ____%
      18.02 81% to 90% ..  $_______  ____%   $_______  ____%   $_______  ____%
      18.04 71% to 80% ..  $_______  ____%   $_______  ____%   $_______  ____%
      18.05 below 70% ...  $_______  ____%   $_______  ____%   $_______  ____%

   Annual Statement for the year 2001 of the CITICORP LIFE INSURANCE COMPANY

                                                                  1        2
     18.06  Construction loans ............................  $_________  _____%
     18.07  Mortgage loans over 90 days past due ..........  $_________  _____%
     18.08  Mortgage loans in the process of foreclosure ..  $_________  _____%
     18.09  Mortgage loans foreclosed .....................  $_________  _____%
     18.10  Restructured mortgage loans ...................  $_________  _____%

19. State the amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A, excluding property occupied by the company.

     Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A less than 2.5% of the reporting entity's total admitted assets, therefore detail not
     required for interrogatory 19.                             Yes [X]  No [ ]

                   1                                      2             3
     19.01  Clayton Ridge ........................  $ 16,335,319      1.866%
     19.02  Mason Ridge ..........................  $ 8,211,937       0.938%
     19.03 .......................................  $___________      _____%
     19.04 .......................................  $___________      _____%%
     19.05 .......................................  $___________      _____%%

 20. State the amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                              At Year-End             At End of Each Quarter
                                                              -----------             ----------------------
                                                                                   1st Qtr   2nd Qtr    3rd Qtr
                                                                1            2         3        4         5
      20.01  Securities lending (do not include assets
             held as collateral for such transactions) ... $27,114,555    3.098%   $________  $______  $_______
      20.02  Repurchase agreements ....................... $__________    _____    $________  $______  $_______
      20.03  Reverse repurchase agreements ............... $__________    _____    $________  $______  $_______
      20.04  Dollar repurchase agreements ................ $__________    _____    $________  $______  $_______
      20.05  Dollar reverse repurchase agreements ........ $12,504,318    1.429%   $________  $______  $_______

 21. State the amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps, and floors:

                                               Owned              Written
                                               ------             -------
                                            1         2         3         4
      21.01  Hedging .................  $788,350    0.090%   $_______    _____%
      21.02  Income generation .......  $_______    _____%   $_______    _____%
      21.03  Other ...................  $_______    _____%   $_______    _____%

 22. State the amounts and percentages indicated below of potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards:

                                                              At Year-End        At End of Each Quarter
                                                              -----------        ----------------------
                                                                              1st Qtr      2nd Qtr 3rd Qtr
                                                                1      2         3            4       5
      22.01  Hedging ..................................    $_______  ____%   $_______     $_______  ____%
      22.02  Income generation ........................    $_______  ____%   $_______     $_______  ____%
      22.03  Replications .............................    $_______  ____%   $_______     $_______  ____%
      22.04  Other ....................................    $_______  ____%   $_______     $_______  ____%

   Annual Statement for the year 2001 of the CITICORP LIFE INSURANCE COMPANY

 23. State the amounts and percentages indicated below of potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts:

                                                             At Year-End        At End of Each Quarter
                                                             -----------        ----------------------
                                                                             1st Qtr      2nd Qtr 3rd Qtr
                                                               1      2         3            4       5
      23.01  Hedging ..................................   $_______  ____%   $_______     $_______  ____%
      23.02  Income generation ........................   $_______  ____%   $_______     $_______  ____%
      23.03  Replications .............................   $_______  ____%   $_______     $_______  ____%
      23.04  Other ....................................   $_______  ____%   $_______     $_______  ____%

24. State the amounts and percentages of 10 largest investments included in the Write-ins for Invested Assets category included on the Summary Investment
     Schedule:

                 1                               2               3
      24.01  Long Call Asian Options          $788,350        0.090%
      24.02 ..............................    $_______        ____%
      24.03 ..............................    $_______        ____%
      24.04 ..............................    $_______        ____%
      24.05 ..............................    $_______        ____%
      24.06 ..............................    $_______        ____%
      24.07 ..............................    $_______        ____%
      24.08 ..............................    $_______        ____%
      24.09 ..............................    $_______        ____%
      24.10 ..............................    $_______        ____%

    Annual Statement for the year 2001 of the CITICORP LIFE INSURANCE COMPANY

                           SUMMARY INVESTMENT SCHEDULE


                                                                                                       Admitted Assets as Reported
                                                                             Gross Investment Holdings   in the Annual Statement
                                                                             -------------------------   -----------------------
                                                                                    1         2            3          4
                    Investment Categories                                         Amount   Percentage    Amount   Percentage
                    ---------------------                                         ------   ----------    ------   ----------
 1. Bonds:

    1.1  U.S. treasury securities                                              72,070,155     8.4      72,070,155    8.4

    1.2  U.S. government agency and corporate obligations
         (excluding mortgage-backed securities):

         1.21  Issued by U.S. government agencies                                             0.0                    0.0

         1.22  Issued by U.S. government sponsored agencies                                   0.0                    0.0

    1.3  Foreign government (including Canada, excluding
         mortgage-backed securities)                                                          0.0                    0.0

    1.4 Securities issued by states, territories and possessions and political subdivisions in the U.S.:

         1.41  States, territories and possessions general obligations            100,042     0.0        100,042     0.0

         1.42  Political subdivisions of states, territories & possessions &
               political subdivisions general obligations                                     0.0                    0.0

         1.43  Revenue and assessment obligations                                             0.0                    0.0

         1.44  Industrial development and similar obligations                                 0.0                    0.0

    1.5  Mortgage-backed securities (includes residential and commercial MBS):

         1.51  Pass-through securities:

               1.511  Guaranteed by GNMA                                       10,509,520     1.2      10,509,520    1.2

               1.512  Issued by FNMA and FHLMC                                 71,953,113     8.4      71,953,113    8.4

               1.513  Privately issued                                                        0.0                    0.0

         1.52  CMOs and REMICs:

               1.521  Issued by FNMA and FHLMC                                 92,139,027    10.8      92,139,027   10.8

               1.522  Privately issued and collateralized by MBS issued
                      or guaranteed by GNMA, FNMA or FHLMC                                    0.0                    0.0

               1.523  All other privately issued                               47,591,053     5.6      47,591,053    5.6

 2.  Other debt and other fixed income securities (excluding short-term):

     2.1  Unaffiliated domestic securities (includes credit tenant loans
          rated by the SVO)                                                   200,792,658    23.5     200,792,652   23.5

     2.2  Unaffiliated foreign securities                                      16,112,965     1.9      16,112,965    1.9

     2.3  Affiliated securities                                                               0.0                    0.0

 3.  Equity interests:

     3.1  Investments in mutual funds                                                         0.0                    0.0

     3.2  Preferred stocks:

          3.21  Affiliated                                                                    0.0                    0.0

          3.22  Unaffiliated                                                      225,326     0.0        225,326     0.0

     3.3  Publicly traded equity securities (excluding preferred stocks):

          3.31  Affiliated                                                                    0.0                    0.0

          3.32  Unaffiliated                                                                  0.0                    0.0

     3.4  Other equity securities:

          3.41  Affiliated                                                    237,092,693    27.8    237,092,693    27.8

          3.42  Unaffiliated                                                                  0.0                    0.0

     3.5  Other equity interests including tangible personal property under lease:

          3.51  Affiliated                                                                    0.0                    0.0

          3.52  Unaffiliated                                                                  0.0                    0.0

 4.  Mortgage loans:

     4.1  Construction and land development                                                   0.0                    0.0

     4.2  Agricultural                                                                        0.0                    0.0

     4.3  Single family residential properties                                                0.0                    0.0

     4.4  Multifamily residential properties                                                  0.0                    0.0

     4.5  Commercial loans                                                                    0.0                    0.0

 5.  Real estate investments:

     5.1  Property occupied by company                                                        0.0                    0.0

     5.2  Property held for production of income (includes $_______ 0
          of property acquired in satisfaction of debt)                                       0.0                    0.0

     5.3  Property held for sale ($_____ 0 including property acquired in
          satisfaction of debt)                                                24,547,256    62.9    24,547,256      2.9

 6.  Policy loans                                                                             0.0                    0.0

 7.  Receivables for securities                                                12,910,622     1.5    12,910,622      1.5

 8.  Cash and short-term investments                                           66,600,160     7.8    66,600,160      7.8

 9.  Other invested assets                                                        941,898     0.1       941,898      0.1

10.  Total invested assets                                                    853,586,488   100.0   853,586,488    100.0

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

        The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

              Statement of Assets and Liabilities as of December 31, 2001 Statement of Operations for the year ended December 31, 2001 Statement of Changes in Net Assets for the years ended
                December 31, 2001 and 2000
              Notes to Financial Statements
              Statement of Investments as of December 31, 2001

        The statutory financial statements and schedules of Citicorp Life Insurance Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The statutory financial statements of Citicorp Life Insurance Company include:

              Balance Sheets (statutory basis) as of December 31, 2001 and 2000 Statements of Operations (statutory basis) for the years ended
                December 31, 2001 and 2000
              Statement of Changes in Capital and Surplus (statutory basis)
                for the years ended December 31, 2001 and 2000 Statements of Cash Flows (statutory basis) for the years ended
                December 31, 2001 and 2000
              Notes to Financial Statements (statutory basis)
              Supplemental Schedule of Selected Financial Data (statutory basis)
                as of and for the year ended December 31, 2001
              Summary Investment Schedule
              Supplemental Investment Risk Interrogatories

(b)      Exhibits

(1) Certified resolution of the board of directors of Citicorp Life Insurance Company (the "Company") establishing Citicorp Life Variable Annuity Separate Account (the "Separate Account").*

(2)      Not Applicable.

(3) Distribution and Principal Underwriting Agreement among the Company, the Separate Account and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379, filed with the Securities and Exchange Commission on April 27, 2001.)

(4)      (a)      Contract Form.*
         (b)      Individual Retirement Annuity Endorsement.*
         (c)      403(b) Tax Sheltered Annuity Endorsement.*
         (d)      Annuity Contract Endorsement: Waiver of Surrender Charges.*
         (e)      Variable Annuity Endorsement: Amendment of Contract
                  Provisions.****
         (f)      Roth Individual Retirement Annuity Endorsement.****

(5)      Contract Application.**

(6)      (a)      Certificate of Incorporation of the Company.*
         (b)      By-Laws of the Company.*

(7)      None.

(8)      (a)      Participation Agreement Among Variable Insurance Products
                  Fund, Fidelity Distributors Corporation and Citicorp Life
                  Insurance Company*

         (b) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Citicorp Life Insurance Company.**

         (c) Participation Agreement Between MFS Variable Insurance Trust, Citicorp Life Insurance Company and Massachusetts Financial Services Company.**

         (d) Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and Citicorp Life Insurance Company, on Behalf of Itself and Citicorp Life Variable Annuity Separate Account.**

         (e) Participation Agreement Among CitiFunds and Citicorp Life Insurance Company.**

         (f) Participation Agreement Between Variable Annuity Portfolios and Citicorp Life Insurance Company.**

         (g) Administrative Services Agreement between Citicorp Insurance Services, Inc. and Citicorp Life Insurance Company with Addendums.*

         (h) Participation Agreement Among Citicorp Life Insurance Company, Citicorp Life Variable Annuity Separate Account and The Travelers Series Trust, High Yield Bond Trust and Money Market Portfolio..(Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379, filed with the Securities and Exchange Commission on April 27, 2001.)

(9)      Opinion and Consent of Catherine S. Mulholland, Esq. *****

(10)     Consent of KPMG LLP, Independent Auditors filed herewith.

(11)     Not Applicable.

(12)     None.

(13)     Schedule for Computation of Each Performance Calculation.***

(14) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Glenn D. Lammey, Marla Berman Lewitus, William R. Hogan and David A. Tyson. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379, filed with the Securities and Exchange Commission on April 27, 2001.)

         Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-71379, filed with the Securities and Exchange Commission on April 26, 2002.)

* Incorporated herein by reference to the registrant's Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 29, 1996(File 33-81626).

** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on November 8, 1996 (File 33-81626).

*** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 5 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 28, 1997 (File 33-81626).

**** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 8 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 27, 1998 (File 33-81626).

***** Incorporated herein by reference to the registrant's Post-Effective
      Amendment No. 11 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on May 1, 2000 (File 33-81626).


Item 25. DIRECTORS AND OFFICERS OF THE COMPANY.

Name and Principal           Positions and Offices
Business Address             With Insurance Company
------------------           ----------------------
George C. Kokulis*           Director, President and Chief Executive Officer
Glenn D. Lammey*             Director, Chief Financial Officer
Peter Black Dahlberg**       Executive Vice President
Kathleen A. Preston*         Director, Executive Vice President
Madelyn J. Lankton*          Senior Vice President and Chief Information Officer
Marla Berman Lewitus*        Director, Senior Vice President and General Counsel
David A. Tyson*              Director, Senior Vice President
F. Denney Voss***            Senior Vice President
David Golino*                Vice President and Controller
Donald R. Munson, Jr.*       Vice President
Linn K. Richardson*          Second Vice President and Actuary
Ernest J. Wright*            Vice President and Secretary
Kathleen A. McGah*           Assistant Secretary


*Principal Business Address:
       One Tower Square                         ***   399 Park Avenue
       Hartford, CT  06183                            New York, NY 10048

**     307 W. 7th Street
       Fort Worth, TX 76102

***    307 W. 7th Street
       Fort Worth, TX 76102

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT ORGANIZATION CHART

                                               CITIGROUP
                                        (Delaware Corporation)
                                --------------------------------------
                                                 100%

                                ---------------------------------------
                                        CITICORP HOLDINGS, INC.
                                        (Delaware Corporation)
                                ---------------------------------------
                                                 100%

                              ------------------------------------------
                                           CITIBANK DELAWARE
                                        (Delaware Corporation)
                              -------------------------------------------

                100%
--------------------------------------
CITICORP LIFE
INSURANCE COMPANY
(Arizona Corporation)
--------------------------------------
                100%                                         100%
--------------------------------------      ------------------------------------
FIRST CITICORP LIFE                                 CITICORP ASSURANCE CO
INSURANCE COMPANY                                   (Delaware Corporation)
(New York Corporation)

ITEM 27. NUMBER OF CONTRACT OWNERS

         As of February 28, 2002 there were 1,927 contract owners.

ITEM 28. INDEMNIFICATION

         The Articles of Incorporation of Citicorp Life Insurance Company provide in Article IX as follows:

         (1) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact he is or was a director or officer of the Corporation, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

         (2) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Corporation, against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court having jurisdiction in cases of equity of the State of Arizona or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court having jurisdiction in cases of equity of the State of Arizona or such other court shall deem proper.

         (3) The Corporation may indemnify any person who is or was an employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise to the extent and under the circumstances provided by paragraphs 1 and 2 of this Article IX with respect to a person who is or was a director or officer of the Corporation.

         (4) Any indemnification under paragraphs 1, 2 and 3 of this Article IX (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director or officer is proper in the circumstances because he has met the applicable standard of conduct set forth therein. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum (as defined in the by-laws of the Corporation) consisting of directors who were not parties to such action, suit or proceeding, or (b) if such quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so direct, by independent legal counsel in a written opinion, or (c) by the stockholders.

         (5) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors of the Corporation in the manner provided in the next preceding paragraph upon receipt of an undertaking by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article IX.

         (6) The indemnification provided by this Article IX shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any statute, by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         (7) By action of its Board of Directors, notwithstanding any interest of the directors in the action, the Corporation may cause to be purchased and maintained insurance, in such amounts as the Board of Directors deems appropriate, on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or of any corporation a majority of the voting stock of which is owned by the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power or would be required to indemnify him against such liability under the provisions of this Article IX or of the General Corporation Law of the State of Arizona.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

Item 29. PRINCIPAL UNDERWRITER

(a)          Travelers Distribution LLC
             One Tower Square
             Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable

Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities and First Citicorp Life Variable Annuity Separate Account.

(b)      Name and Principal        Positions and Offices
         Business Address*         With Underwriter
         ------------------        ---------------------

         Kathleen A. Preston       Board of Manager
         Glenn D. Lammey           Board of Manager
         William F. Scully III     Board of Manager and Vice President
         Donald R. Munson, Jr.     Board of Manager, President, Chief
                                   Executive Officer and Chief Operating Officer
         Anthony Cocolla           Vice President
         Tim W. Still              Vice President
         John M. Laverty           Treasurer and Chief Financial Officer
         Ernest J. Wright          Secretary
         Kathleen A. McGah         Assistant Secretary
         William D. Wilcox         Assistant Secretary
         Ernest J. Wright          Assistant Secretary
         Alison K. George          Chief Compliance Officer
         John J. Williams, Jr.     Director, Assistant Compliance Officer

* The business address for all the above is: One Tower Square, Hartford, CT
  06183

(c)      Not Applicable

ITEM 30. LOCATION BOOKS AND RECORDS

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at One Tower Square, Hartford, CT 06183.

ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

         (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

         (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or
(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

         (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

         (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

         (e) Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Citicorp Life Insurance Company.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut, on this 29th day of April, 2002.

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

                         CITICORP LIFE INSURANCE COMPANY
                                   (Depositor)


                                  By:*GLENN D. LAMMEY
                                     ------------------------------------
                                     Glenn D. Lammey, Chief Financial Officer,


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 29th day of April 2002.

*GEORGE C. KOKULIS               Director, President and Chief Executive Officer
----------------------           (Principal Executive Officer)
 (George C. Kokulis)


*GLENN D. LAMMEY                 Director, Chief Financial Officer,
----------------------           (Principal Financial Officer)
 (Glenn D. Lammey)


*MARLA BERMAN LEWITUS            Director
----------------------
 (Marla Berman Lewitus)


*KATHLEEN A. PRESTON             Director
----------------------
 (Kathleen A. Preston)


*DAVID A. TYSON                  Director
----------------------
 (David A. Tyson)


*By: /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.           Description                                      Method of Filing
-------       -----------                                      ----------------

10.           Consent of KPMG LLP, Independent Auditors         Electronically